UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

101 California Street, 16th Floor

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments of the following series of the registrant are included herewith: Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, Forward U.S. Government Money Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Builder Fund, Forward Income & Growth Allocation Fund and Forward Multi-Strategy Fund.

Consolidated Portfolio of Investments (Note 1)

Forward Commodity Long/Short Strategy Fund

March 31, 2014 (Unaudited)

Principal Amount		Value (Note 1)
Agency Pass-Through Securities: 24.23%
Federal Home Loan Mortgage Corp (FHLMC): 8.32%
	FHLMC
$ 194,000	0.415%, 09/01/37(a)	$195,569
212,716	0.415%, 09/01/37(a)	218,281
3,500,000	0.875%, 10/14/16	3,515,841
1,000,000	1.200%, 11/19/18	974,009
500,000	1.250%, 10/02/19	479,692
1,207	1.770%, 08/01/17(a)	1,251
34,251	1.875%, 08/01/17(a)	36,535
12,329	1.875%, 12/01/16(a)	12,470
6,410	1.875%, 10/01/16(a)	6,434
2,072	1.943%, 01/01/26(a)	2,143
20,818	1.950%, 04/01/16(a)	20,622
55,269	1.993%, 07/01/19(a)	56,043
11,320	2.000%, 01/01/23(a)	11,757
10,808	2.015%, 10/01/28(a)	11,456
13,862	2.115%, 05/01/23(a)	14,235
18,027	2.125%, 07/01/19(a)	18,528
17,207	2.125%, 02/01/16(a)	17,852
2,437	2.125%, 05/01/18(a)	2,488
832	2.125%, 08/01/18(a)	842
3,364	2.135%, 03/01/20(a)	3,390
23,928	2.163%, 03/01/25(a)	24,691
16,192	2.198%, 05/01/24(a)	16,598
24,885	2.211%, 02/01/23(a)	25,084
6,439	2.220%, 08/01/19(a)	6,494
42,830	2.231%, 09/01/28(a)	45,666
26,090	2.240%, 08/01/19(a)	26,298
10,777	2.250%, 08/01/18(a)	10,786
11,146	2.250%, 07/01/18(a)	11,763
1,521	2.252%, 09/01/30(a)	1,630
29,947	2.256%, 12/01/29(a)	31,914
1,477	2.257%, 10/01/22(a)	1,587
28,679	2.257%, 01/01/29(a)	29,009
7,840	2.261%, 12/01/18(a)	8,330
916	2.270%, 09/01/18(a)	974
2,967	2.273%, 09/01/27(a)	3,184
24,127	2.273%, 08/01/26(a)	25,553
30,346	2.275%, 11/01/25(a)	32,496
11,029	2.280%, 12/01/20(a)	11,595
6,923	2.290%, 11/01/18(a)	7,411
19,140	2.290%, 02/01/26(a)	20,419
1,348	2.290%, 06/01/18(a)	1,352
2,723	2.300%, 12/01/27(a)	2,845
1,111	2.310%, 03/01/17(a)	1,109
20,311	2.320%, 08/01/30(a)	21,720
14,952	2.325%, 10/01/27(a)	15,896
3,347	2.329%, 12/01/27(a)	3,581

6,339	2.331%, 11/01/27(a)	6,770
31,306	2.336%, 07/01/31(a)	31,617
110,416	2.348%, 03/01/27(a)	113,465
28,802	2.350%, 10/01/33(a)	30,698
8,797	2.350%, 10/01/32(a)	8,935
2,487	2.350%, 07/01/18(a)	2,584
10,591	2.350%, 02/01/32(a)	11,284
7,548	2.355%, 03/01/25(a)	8,085
13,974	2.370%, 09/01/29(a)	14,949
1,812	2.375%, 03/01/24(a)	1,827
9,139	2.375%, 02/01/25(a)	9,273
16,734	2.375%, 06/01/32(a)	17,602
36,967	2.375%, 04/01/33(a)	39,311
10,373	2.392%, 06/01/36(a)	10,995
46,367	2.400%, 07/01/37(a)	48,686
1,454	2.400%, 11/01/19(a)	1,458
37,879	2.400%, 12/01/29(a)	40,557
39,328	2.425%, 10/01/20(a)	39,444
7,814	2.428%, 02/01/26(a)	8,265
33,604	2.432%, 07/01/32(a)	35,803
51,019	2.439%, 07/01/24(a)	51,710
6,437	2.447%, 09/01/25(a)	6,916
1,340	2.480%, 11/01/36(a)	1,431
58,605	2.482%, 01/01/28(a)	63,122
30,027	2.485%, 05/01/27(a)	30,093
1,441	2.487%, 08/01/36(a)	1,541
24,327	2.487%, 10/01/30(a)	25,604
42,427	2.490%, 06/01/21(a)	45,050
29,454	2.490%, 08/01/26(a)	29,527
8,165	2.526%, 07/01/29(a)	8,784
37,939	2.528%, 11/01/31(a)	40,772
126,616	2.555%, 02/01/29(a)	136,025
59,136	2.562%, 06/01/35(a)	59,725
16,979	2.564%, 04/01/30(a)	18,204
43,174	2.597%, 08/01/36(a)	46,278
5,016	2.625%, 08/01/23(a)	5,066
4,245	2.691%, 01/01/29(a)	4,376
52,344	2.693%, 12/01/34(a)	52,534
10,472	2.740%, 03/01/19(a)	10,934
56,606	2.780%, 04/01/24(a)	59,874
6,611	2.799%, 11/01/19(a)	6,724
2,630	2.820%, 05/01/20(a)	2,799
16,305	2.858%, 12/01/18(a)	16,514
11,754	3.064%, 10/01/35(a)	12,544
19,033	3.381%, 12/01/17(a)	19,030
30,698	3.490%, 01/01/22(a)	31,062
145,474	3.503%, 08/01/23(a)	147,550
29,638	3.552%, 10/01/19(a)	29,805
47,842	3.575%, 06/01/24(a)	48,084
33,422	3.615%, 05/01/25(a)	34,087
95,844	3.708%, 08/01/24(a)	96,855
2,580	5.498%, 08/01/24(a)	2,766
104,566	6.019%, 10/01/37(a)	112,412
	FHLMC, Gold
2,147,675	4.500%, 02/01/40	2,299,024
		10,025,853

Federal National Mortgage Association (FNMA): 13.58%
	FNMA
9,915	1.044%, 01/01/21(a)	9,948
2,067	1.250%, 06/01/21(a)	2,083
1,500,000	1.250%, 09/27/17(b)	1,501,520
2,000,000	1.350%, 07/11/18	1,984,222
3,500,000	1.375%, 11/15/16	3,557,001
251,388	1.375%, 01/01/21(a)	260,167
3,160	1.533%, 09/01/33(a)	3,285
89,747	1.534%, 06/01/40(a)	93,832
62,670	1.534%, 06/01/40(a)	65,578
22,679	1.534%, 10/01/40(a)	23,730
7,685	1.611%, 03/01/28(a)	8,041
6,571	1.634%, 11/01/33(a)	6,921
3,238	1.647%, 11/01/33(a)	3,404
220,057	1.675%, 03/01/34(a)	221,426
436,510	1.688%, 07/01/34(a)	463,424
4,275	1.718%, 12/01/24(a)	4,395
15,243	1.770%, 06/01/30(a)	15,663
4,908	1.823%, 01/01/17(a)	4,976
24,463	1.845%, 12/01/30(a)	26,063
50,130	1.850%, 10/01/32(a)	52,542
99,325	1.885%, 02/01/33(a)	104,235
21,049	1.901%, 01/01/36(a)	21,974
11,472	1.910%, 03/01/35(a)	12,247
10,730	1.920%, 04/01/33(a)	11,302
161,147	1.925%, 05/01/33(a)	170,032
5,136	1.970%, 04/01/18(a)	5,403
25,230	1.972%, 07/01/34(a)	27,009
153,666	1.990%, 05/01/34(a)	162,161
8,640	2.004%, 11/01/22(a)	8,836
95,067	2.018%, 03/01/37(a)	99,848
243	2.030%, 07/01/17(a)	246
596	2.030%, 10/01/16(a)	605
81,348	2.033%, 06/01/32(a)	83,800
66,543	2.033%, 01/01/31(a)	67,230
86,038	2.040%, 02/01/26(a)	89,900
336,245	2.048%, 07/01/34(a)	341,913
4,452	2.057%, 08/01/29(a)	4,716
7,907	2.061%, 09/01/24(a)	8,103
42,792	2.070%, 02/01/25(a)	45,209
478,415	2.082%, 01/01/35(a)	507,399
216,122	2.094%, 11/01/35(a)	229,051
306,184	2.119%, 11/01/35(a)	323,716
20,599	2.121%, 08/01/35(a)	21,709
21,807	2.125%, 06/01/19(a)	22,187
77,301	2.125%, 11/01/17(a)	82,014
4,532	2.125%, 07/01/18(a)	4,577
5,546	2.156%, 12/01/35(a)	5,573
149,830	2.186%, 07/01/33(a)	161,861
26,053	2.186%, 11/01/35(a)	27,105
19,204	2.188%, 12/01/37(a)	20,330
9,906	2.205%, 10/01/28(a)	10,597
14,315	2.205%, 01/01/24(a)	15,118
24,784	2.209%, 01/01/33(a)	26,299
22,047	2.213%, 08/01/33(a)	23,240
25,973	2.213%, 05/01/19(a)	27,309
20,997	2.221%, 12/01/35(a)	21,747
8,349	2.225%, 04/01/18(a)	8,791
29,097	2.227%, 07/01/28(a)	30,882
179,223	2.243%, 06/01/33(a)	185,859
11,943	2.250%, 11/01/20(a)	11,874
53,020	2.250%, 08/01/30(a)	53,158
76,641	2.262%, 09/01/32(a)	81,389
57,958	2.263%, 08/01/33(a)	61,758
197,070	2.272%, 03/01/34(a)	208,586

48,786	2.273%, 11/01/31(a)	48,807
17,033	2.275%, 04/01/32(a)	17,972
14,354	2.278%, 08/01/36(a)	15,379
34,832	2.280%, 01/01/25(a)	34,357
15,554	2.282%, 09/01/23(a)	15,819
47,175	2.288%, 05/01/33(a)	47,641
45,327	2.291%, 07/01/36(a)	48,360
18,663	2.294%, 12/01/26(a)	19,894
20,189	2.295%, 10/01/25(a)	21,357
784	2.295%, 03/01/30(a)	842
1,179	2.296%, 07/01/25(a)	1,248
381,108	2.305%, 11/01/33(a)	387,320
10,708	2.305%, 06/01/32(a)	11,416
18,455	2.310%, 06/01/30(a)	19,807
8,694	2.311%, 08/01/36(a)	9,226
22,032	2.316%, 01/01/21(a)	23,535
12,631	2.318%, 01/01/28(a)	13,512
35,161	2.322%, 06/01/33(a)	35,860
15,172	2.325%, 05/01/24(a)	15,256
63,567	2.325%, 07/01/36(a)	68,130
29,596	2.330%, 09/01/33(a)	31,564
18,968	2.330%, 12/01/29(a)	20,314
27,816	2.340%, 02/01/34(a)	29,561
40,622	2.340%, 12/01/30(a)	41,500
459,626	2.340%, 09/01/31(a)	489,996
2,503	2.343%, 05/01/33(a)	2,660
999	2.345%, 10/01/27(a)	1,012
47,940	2.355%, 07/01/34(a)	50,568
38,757	2.364%, 04/01/37(a)	41,446
18,641	2.365%, 11/01/29(a)	19,799
90,655	2.365%, 11/01/33(a)	91,540
33,627	2.366%, 01/01/33(a)	33,911
73,919	2.395%, 09/01/31(a)	75,319
23,460	2.395%, 11/01/30(a)	23,569
5,286	2.397%, 03/01/27(a)	5,346
60,832	2.400%, 10/01/31(a)	64,120
26,160	2.411%, 08/01/25(a)	28,101
20,687	2.425%, 01/01/23(a)	20,788
7,131	2.432%, 07/01/38(a)	7,263
52,162	2.435%, 08/01/32(a)	55,597
1,784	2.449%, 09/01/37(a)	1,876
3,802	2.450%, 01/01/19(a)	3,982
22,719	2.450%, 04/01/38(a)	23,027
8,301	2.472%, 09/01/33(a)	8,913
51,203	2.477%, 05/01/33(a)	54,320
54,962	2.477%, 06/01/36(a)	58,567
6,246	2.490%, 07/01/28(a)	6,698
54,977	2.495%, 11/01/29(a)	59,297
19,811	2.500%, 11/01/26(a)	20,256
68,249	2.510%, 04/01/35(a)	69,205
12,235	2.510%, 02/01/35(a)	12,282
10,044	2.550%, 04/01/36(a)	10,682
29,334	2.575%, 08/01/34(a)	31,270
32,362	2.622%, 09/01/30(a)	34,571
73,451	2.626%, 05/01/34(a)	78,325
15,800	2.630%, 06/01/33(a)	16,156
582,199	2.633%, 12/01/39(a)	615,195
43,874	2.662%, 02/01/26(a)	46,011
1,602	2.680%, 10/01/19(a)	1,657
4,271	2.690%, 06/01/19(a)	4,447
13,916	2.722%, 02/01/26(a)	14,919
9,246	2.723%, 04/01/26(a)	9,239

20,149	2.758%, 01/01/18(a)	20,877
11,239	2.778%, 03/01/36(a)	11,509
24,087	2.946%, 11/01/36(a)	25,213
16,185	2.950%, 12/01/19(a)	16,959
441,069	3.000%, 03/01/27	454,309
1,366	3.546%, 08/01/26(a)	1,460
4,110	3.680%, 03/01/25(a)	4,155
193	3.822%, 05/01/18(a)	192
12,390	3.833%, 07/01/17(a)	13,318
115,208	3.942%, 05/01/36(a)	119,271
696,211	4.500%, 12/01/40	743,600
3,826	4.591%, 04/01/29(a)	3,865
512	4.759%, 12/01/26(a)	545
5,711	4.909%, 03/01/27(a)	6,111
10,796	5.000%, 10/01/22(a)	10,819
7,737	6.500%, 07/01/17	7,815
12,437	6.750%, 12/01/16(a)	13,175
1,031	7.365%, 08/01/20(a)	1,009
		16,369,928
Government National Mortgage Association (GNMA): 2.33%
	GNMA
57,393	1.625%, 01/20/29(a)	59,525
16,279	1.625%, 01/20/29(a)	16,938
35,832	1.625%, 10/20/29(a)	37,385
31,536	1.625%, 03/20/29(a)	32,812
56,449	1.625%, 10/20/27(a)	58,895
47,329	1.625%, 10/20/37(a)	48,795
41,089	1.625%, 03/20/27(a)	42,750
1,592	1.625%, 06/20/27(a)	1,657
3,081	1.625%, 07/20/27(a)	3,200
38,522	1.625%, 02/20/30(a)	40,082
56,949	1.625%, 12/20/32(a)	59,420
338,109	1.625%, 09/20/32(a)	351,660
223,390	1.625%, 08/20/33(a)	232,305
55,476	1.625%, 03/20/33(a)	57,724
35,622	1.625%, 03/20/32(a)	37,065
348,143	1.625%, 01/20/32(a)	362,247
30,263	1.625%, 12/20/29(a)	31,575
21,323	1.625%, 02/20/32(a)	22,187
115,233	1.625%, 02/20/32(a)	119,901
10,274	1.625%, 01/20/24(a)	10,626
83,434	1.625%, 01/20/23(a)	86,797
4,473	1.625%, 02/20/24(a)	4,653
17,014	1.625%, 03/20/24(a)	17,700
4,594	1.625%, 03/20/22(a)	4,779
3,950	1.625%, 07/20/27(a)	4,108
3,020	1.625%, 04/20/22(a)	3,143
35,197	1.625%, 03/20/22(a)	36,614
31,493	1.625%, 03/20/24(a)	32,764
37,075	1.625%, 02/20/27(a)	38,574
72,875	1.625%, 03/20/34(a)	75,829
3,075	1.625%, 04/20/27(a)	3,201
4,147	1.625%, 12/20/26(a)	4,327
61,742	1.625%, 10/20/25(a)	64,413
35,571	1.625%, 01/20/27(a)	37,010
7,268	1.625%, 05/20/21(a)	7,565
53,858	2.125%, 05/20/34(a)	56,267
32,242	2.125%, 10/20/35(a)	33,722
8,537	3.000%, 10/20/18(a)	8,898
8,693	3.500%, 01/20/19(a)	9,090

598,513	3.500%, 09/20/28	626,805
18,849	4.000%, 03/20/16(a)	19,831
		2,802,839
	Total Agency Pass-Through Securities (Cost $29,040,640)	29,198,620
Asset-Backed Securities: 0.76%
	BMW Vehicle Lease Trust, Series 2012-1, Class A3
166,110	0.750%, 06/20/14	166,168
	Cabela’s Master Credit Card Trust, Series 2013-2A, Class A2
250,000	0.805%, 08/16/21(a)(c)	252,908
	Nissan Auto Receivables 2013-B Owner Trust, Series 2013-B, Class A3
500,000	0.840%, 11/15/17	502,406
	Total Asset-Backed Securities (Cost $915,999)	921,482
Collateralized Mortgage Obligations: 3.35%
Collateralized Mortgage Obligations-Other: 0.49%
	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 1A1
257,696	5.500%, 09/25/33	270,666
	JP Morgan Mortgage Trust, Series 2004, Class A5
314,128	2.347%, 12/25/34(a)	318,263
		588,929
Federal Home Loan Mortgage Corp (FHLMC): 1.26%
	FHLMC, REMICS
513,455	3.000%, 08/15/40	535,203
704,770	3.500%, 04/15/40	729,563
238,855	4.500%, 08/15/20	254,942
		1,519,708
Federal National Mortgage Association (FNMA): 0.82%
	FNMA, REMICS
1,015,938	2.000%, 05/25/43	986,933
Government National Mortgage Association (GNMA): 0.78%
	GNMA, REMICS
462,194	3.500%, 11/20/39	469,268
446,592	4.000%, 11/16/39	471,278
		940,546
	Total Collateralized Mortgage Obligations (Cost $4,011,144)	4,036,116

Corporate Bonds: 16.60%
Basic Materials: 0.28%
	BHP Billiton Finance USA, Ltd., Sr. Unsec. Notes
300,000	5.400%, 03/29/17	335,858
Communications: 0.33%
	NBCUniversal Media Llc, Sr. Unsec. Notes
400,000	2.100%, 04/01/14	400,000
Consumer Cyclical: 0.47%
	Daimler Finance North America Llc, Sr. Unsec. Notes
565,000	1.650%, 04/10/15(c)	569,744
Consumer Non-Cyclical: 2.53%
	Amgen, Inc., Sr. Unsec. Notes
500,000	2.500%, 11/15/16	517,070
	Bottling Group Llc, Sr. Unsec. Notes
500,000	5.500%, 04/01/16	546,393
	Coca-Cola Co., Sr. Unsec. Notes
1,250,000	0.750%, 03/13/15	1,255,997
	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes
445,000	2.625%, 05/01/17	464,811
	WellPoint, Inc., Unsec. Notes
250,000	5.250%, 01/15/16	268,725
		3,052,996
Energy: 1.33%
	Copano Energy Llc/Copano Energy Finance Corp., Sr. Unsec. Notes
500,000	7.125%, 04/01/21	568,503
	Noble Holding International, Ltd., Sr. Unsec. Notes
500,000	3.450%, 08/01/15	516,577
	Total Capital SA, Sr. Unsec. Notes
500,000	3.125%, 10/02/15	519,774
		1,604,854
Financials: 6.38%
	Berkshire Hathaway Finance Corp., Sr. Unsec. Notes
320,000	2.450%, 12/15/15	330,322
	Branch Banking & Trust Co., Sub. Notes
521,000	0.536%, 05/23/17(a)	515,877
1,250,000	0.553%, 09/13/16(a)	1,243,380
	Caterpillar Financial Services Corp., Sr. Unsec. Notes
1,500,000	1.050%, 03/26/15	1,510,839
	Danske Bank AS, Sr. Unsec. Notes
1,000,000	1.292%, 04/14/14(a)(c)	1,000,251
	National Australia Bank, Ltd., Sr. Unsec. Notes
300,000	0.962%, 04/11/14(a)(c)	300,047
	National City Bank, Sub. Notes
1,554,000	0.604%, 06/07/17(a)	1,543,231
	Wachovia Bank NA, Sub. Notes
1,250,000	0.563%, 03/15/16(a)	1,248,445
		7,692,392

Industrials: 1.38%
	Honeywell International, Inc., Sr. Unsec. Notes
325,000	5.400%, 03/15/16	354,923
	Thermo Fisher Scientific, Inc., Sr. Unsec. Notes
1,250,000	3.200%, 03/01/16	1,303,834
		1,658,757
Information Technology: 1.27%
	Intel Corp., Sr. Unsec. Notes
500,000	1.350%, 12/15/17	497,156
	International Business Machines Corp., Sr. Unsec. Notes
1,000,000	1.950%, 07/22/16	1,029,636
		1,526,792
Telecommunication Services: 1.89%
	AT&T, Inc., Sr. Unsec. Notes
500,000	0.619%, 02/12/16(a)	501,235
1,000,000	5.625%, 06/15/16	1,101,502
	Verizon Communications, Inc., Sr. Unsec. Notes
650,000	2.500%, 09/15/16	673,520
		2,276,257
Utilities: 0.74%
	Niagara Mohawk Power Corp., Sr. Unsec. Notes
880,000	3.553%, 10/01/14(c)	893,594
	Total Corporate Bonds (Cost $19,850,334)	20,011,244
Municipal Bonds: 7.55%
	Arizona State Power Authority Power Resources, Taxable Revenue Bonds, Hoover Prepayment Project
275,000	2.199%, 10/01/19	273,609
	City of Houston, Texas, General Obligation Taxable Refunding Bonds, Public Improvement, Series B
500,000	1.140%, 03/01/16	505,219
	City of Houston, Texas, Utility System, Taxable Revenue Bonds, First Lien, Series B
50,000	1.086%, 05/15/17	49,933
	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B
500,000	1.070%, 04/01/16	499,900
	City of Newport News, Virginia, Taxable Refunding General Obligation Unlimited Bonds, Series A
155,000	5.020%, 01/15/20	163,494
	City of Newport News, Virginia, Taxable Refunding General Obligation Unlimited Bonds, Series B
125,000	0.629%, 07/15/14	125,074

	County of Loudoun Virginia, General Obligation Taxable Refunding Bonds, Series B
750,000	0.895%, 12/01/16	753,532
	County of Milwaukee Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B
250,000	1.282%, 12/01/16	251,518
	Maine State Housing Authority, Taxable, Revenue Bonds, Series A
550,000	1.190%, 11/15/16	549,009
	Minnesota State General Appropriation Fund, Taxable Revenue Bonds, Series B
600,000	1.053%, 06/01/17	599,681
	New Jersey Building Authority, Taxable Refinancing Revenue Bonds, Series B
250,000	1.233%, 06/15/16	250,233
	New York City, New York, General Obligation Unlimited Bonds, Series G, SubSeries G-2
500,000	0.550%, 04/01/14	500,000
	New York State Urban Development Corp., State Personal Income Taxable Revenue Bonds, Series F
500,000	1.650%, 03/15/18	499,665
	Ohio State Water Development Authority Water Pollution Control, Taxable Refunding Revenue Bonds, (Water Quality), Series A
500,000	0.814%, 06/01/15	502,045
	Oklahoma Capital Improvement Authority, State Facilities Revenue Bonds, Higher Education, Series B
50,000	2.026%, 07/01/14	50,159
	Oregon State Local Governments, Taxable, Pension General Obligation, Ltd.
150,000	5.571%, 06/01/14	151,160
	Pasadena, California, Unified School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
750,000	1.861%, 11/01/18	747,158
	Pearland Independent School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
300,000	3.000%, 02/15/17	314,217
	Pequea Valley School District, Taxable General Obligation Unlimited Bonds, Series B
250,000	0.948%, 02/01/16	249,178
	Rhode Island State Housing & Mortgage Finance Corp., Taxable Revenue Bonds, Series 64-T
430,000	2.080%, 10/01/17	434,059
	South Carolina State Public Service Authority, Taxable Revenue Bonds, Series D
500,000	1.030%, 06/01/15(a)	502,005
	State of Connecticut, Special Tax Obligation Build America Revenue Bonds (Transportation Infrastructure Purposes—Direct Pay), Series B
400,000	4.376%, 11/01/21	433,332
	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A
215,000	2.800%, 03/01/36	206,219
	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds
500,000	1.700%, 02/01/17	494,805
	Total Municipal Bonds (Cost $9,121,052)	9,105,204

U.S. Treasury Bonds & Notes: 17.19%
	U.S. Treasury Notes
6,750,000	0.250%, 04/15/16	6,723,371
6,750,000	0.375%, 03/15/16	6,746,442
3,500,000	0.500%, 06/15/16	3,498,222
500,000	0.625%, 08/15/16	500,235
3,250,000	0.750%, 01/15/17	3,245,938
	Total U.S. Treasury Bonds & Notes (Cost $20,733,327)	20,714,208
	Total Investments: 69.68% (Cost $83,672,496)	83,986,874
	Net Other Assets and Liabilities: 30.32%	36,534,216	(d)
	Net Assets: 100.00%	$120,521,090

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2014.
(b)	Represents a step-up bond. Rate disclosed is as of March 31, 2014.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,016,544, representing 2.50% of net assets.
(d)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts
Counter Party	Reference Entry/Obligation	Fund (Pays)/Receives		Fund (Pays)/Receives		Termination Date	Notional Amount	Net Unrealized Gain/Loss
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15-Total Return	(105 Bps	)	Total Return		04/02/14	$120,705,662	$4,046
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15-Total Return	(105 Bps	)	Total Return		04/02/14	1,000,000	(2,515)
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15-Total Return	105 Bps		(Total Return	)	04/02/14	(1,200,000)	0
Total of Total Return Swap Contracts							$120,505,662	$1,531

Investment Abbreviations:

Bps—Basis Points

REMICS—Real Estate Mortgage Investment Conduits

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Credit Analysis Long/Short Fund

March 31, 2014 (Unaudited)

Principal Amount		Value (Note 1)
Municipal Bonds: 76.51%
Alabama: 3.49%
	County of Jefferson, Alabama Sewer Convertible Revenue Warrants (Capital Appreciation), Sub-Lien, Series F
$ 7,000,000	7.900%, 10/01/50(a)	$3,682,070
California: 15.83%
	California County Tobacco Securitization Agency, Convertible Asset-Backed Revenue Bonds, (Los Angeles County)
4,600,000	5.450%, 06/01/28	4,424,096
5,000,000	5.600%, 06/01/36	4,192,550
	California Educational Facilities Authority, General Obligation Revenue Bonds (San Francisco University)
500,000	5.000%, 10/01/21	566,670
	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2
1,800,000	8.361%, 10/01/34	2,331,216
	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A
1,000,000	5.000%, 11/15/15	1,059,820
	Stockton Public Financing Authority, Revenue Bonds (Delta Water Supply Project), Series A
1,000,000	6.125%, 10/01/35	1,105,710
2,750,000	6.250%, 10/01/40	3,044,580
		16,724,642
Georgia: 1.29%
	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project J), Series A
1,200,000	6.637%, 04/01/57	1,360,260
Illinois: 8.56%
	Railsplitter Tobacco Settlement Authority, Revenue Bonds
675,000	5.000%, 06/01/17	750,978
7,150,000	5.500%, 06/01/23	8,293,929
		9,044,907

Iowa: 5.69%
	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Iowa Fertilizer Co., Project)
1,000,000	5.000%, 12/01/19	998,960
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A
5,000,000	6.500%, 06/01/23	5,008,800
		6,007,760
Louisiana: 8.17%
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project)
3,000,000	6.250%, 05/15/31	3,266,970
	Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds, Series A
5,000,000	5.500%, 05/15/29	5,360,400
		8,627,370
New Jersey: 1.03%
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Virtua Health, Inc.)
1,000,000	5.000%, 07/01/29	1,084,190
New York: 23.62%
	Nassau County Tobacco Settlement Corp., Asset-Backed Revenue Bonds, Series A-3
5,230,000	5.125%, 06/01/46	3,801,582
	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc.—JFK International Airport), VRDN
5,000,000	7.750%, 08/01/31(b)	5,472,250
6,000,000	8.000%, 08/01/28(b)	6,588,540
	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose), Series A
8,000,000	5.000%, 12/15/27	9,079,120
		24,941,492
North Carolina: 0.85%
	North Carolina Municipal Power Agency, No. 1 Revenue Bonds (Catawba Electric), Series A
825,000	5.000%, 01/01/30	894,382
Ohio: 1.61%
	County of Hancock, Ohio Hospital Revenue Bonds (Blanchard Valley Regional Health Center)
1,500,000	5.750%, 12/01/26	1,704,945
Texas: 2.89%
	Brazos River Authority Texas, Pollution Control Revenue Bonds (Refunding Texas Electric Co.-A-Rmkt)
2,000,000	8.250%, 10/01/30	50,000

	Texas Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue Bonds, Sr. Lien, Series D
2,500,000	6.250%, 12/15/26	2,986,625
	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)
525,000	6.250%, 05/01/28	13,125
		3,049,750
Wisconsin: 3.48%
	Wisconsin State General Fund Annual Appropriation, Revenue Bonds, Series A
3,275,000	5.750%, 05/01/33	3,678,120
	Total Municipal Bonds (Cost $79,461,295)	80,799,888
U.S. Treasury Bonds & Notes: 1.52%
	U.S. Treasury Notes
1,600,000	0.250%, 01/31/15	1,601,906
	Total U.S. Treasury Bonds & Notes (Cost $1,601,233)	1,601,906

Par Value
Short-Term Securities: 20.06%
	U.S. Treasury Bill, Discount Notes
7,900,000	0.054%, due 04/24/14(c)	7,899,735
5,300,000	0.072%, due 08/21/14(c)	5,298,876
8,000,000	0.112%, due 03/05/15(c)	7,991,456
	Total Short-Term Securities (Cost $21,189,818)	21,190,067
	Total Investments: 98.09% (Cost $102,252,346)	103,591,861
	Net Other Assets and Liabilities: 1.91%	2,018,058	(d)
	Net Assets: 100.00%	$105,609,919

Percentages are stated as a percent of net assets.

(a)	Represents a step-up bond. Rate disclosed is as of March 31, 2014.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2014.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(d)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts
Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
U.S. Treasury Long Bond Future	Short	(76)	06/20/14	$(10,124,720)	$(83,372)
Total Futures Contracts				$(10,124,720)	$(83,372)

Investment Abbreviations:

Sr.—Senior

VRDN—Variable Rate Demand Notes

Portfolio of Investments (Note 1)

Forward Dynamic Income Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 50.29%
Consumer Discretionary: 8.16%
1,607	Lagardere SCA	$63,804
500	Las Vegas Sands Corp.	40,390
2,000	Societe Television Francaise 1	33,064
700	Starbucks Corp.	51,366
1,600	Vail Resorts, Inc.	111,520
		300,144
Consumer Staples: 9.69%
1,000	Clorox Co.	88,010
1,000	Coca-Cola Co.	38,660
1,000	Dr Pepper Snapple Group, Inc.	54,460
700	PepsiCo, Inc.	58,450
500	Procter & Gamble Co.	40,300
1,000	Wal-Mart Stores, Inc.	76,430
		356,310
Energy: 1.40%
2,000	PBF Energy, Inc., Class A	51,600
Financials: 12.52%
116	Arlington Asset Investment Corp., Class A	3,072
3,000	Associated Estates Realty Corp.	50,820
1,300	BRE Properties, Inc.	81,614
12,000	Campus Crest Communities, Inc.	104,160
300	Gecina SA	39,883
2,400	Klepierre	107,391
2,800	Retail Properties of America, Inc., Class A	37,912
500	Taubman Centers, Inc.	35,395
		460,247
Health Care: 5.02%
500	Bayer AG, Sponsored ADR	67,630
500	Johnson & Johnson	49,115
1,800	Roche Holdings, Ltd., Sponsored ADR	67,896
		184,641
Industrials: 0.88%
400	Stanley Black & Decker, Inc.	32,496
Information Technology: 2.38%
1,100	Accenture Plc, Class A	87,692
Materials: 4.85%
1,600	Evonik Industries AG	62,336
600	LyondellBasell Industries NV, Class A	53,364
600	Mosaic Co.	30,000
900	Potash Corp. of Saskatchewan, Inc.	32,598
		178,298
Telecommunication Services: 1.81%
1,400	Verizon Communications, Inc.	66,598

Utilities: 3.58%
1,100	American Water Works Co., Inc.	49,940
1,100	Connecticut Water Service, Inc.	37,587
1,200	UIL Holdings Corp.	44,172
		131,699
	Total Common Stocks (Cost $1,800,261)	1,849,725
Limited Partnerships: 1.69%
Energy: 1.69%
2,400	Calumet Specialty Products Partners LP	62,016
	Total Limited Partnerships (Cost $60,964)	62,016
Preferred Stocks: 15.77%
Consumer Discretionary: 2.63%
	Red Lion Hotels Capital Trust
3,700	9.500%	96,903
Energy: 3.33%
	Vanguard Natural Resources Llc
5,000	Series B, 7.625%	122,550
Financials: 6.96%
	Campus Crest Communities, Inc.
2,100	Series A, 8.000%	52,815
	CBL & Associates Properties, Inc.
4,000	Series D, 7.375%	100,520
	Excel Trust, Inc.
3,000	Series B, 8.125%	77,640
	Gramercy Property Trust, Inc.
1,000	Series A, 8.125%	24,890
		255,865
Utilities: 2.85%
	Gastar Exploration USA, Inc.
4,000	Series B, 10.750%	104,800
	Total Preferred Stocks (Cost $575,050)	580,118
	Total Investments: 67.75% (Cost $2,436,275)	2,491,859
	Net Other Assets and Liabilities: 32.25%	1,186,241	(a)
	Net Assets: 100.00%	$3,678,100

Percentages are stated as a percent of net assets.

(a)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts
Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-mini S&P 500® Futures	Long	10	06/23/14	$932,300	$11,777
Total Futures Contracts				$932,300	$11,777

Investment Abbreviations:

ADR—American Depositary Receipt

LP—Limited Partnership

S&P—Standard & Poor’s

Portfolio of Investments (Note 1)

Forward EM Corporate Debt Fund

March 31, 2014 (Unaudited)

Shares			Value (Note 1)
Common Stocks: 0.96%
Colombia: 0.96%
178,200	Pacific Rubiales Energy Corp.		$3,204,036
	Total Common Stocks (Cost $4,260,754)		3,204,036

Principal Amount		Currency
Foreign Government Obligations: 5.45%
Argentina: 3.37%
	Provincia de Buenos Aires, Sr. Unsec. Notes
1,250,000	10.875%, 01/26/21(a)	USD	1,106,250
100,000	10.875%, 01/26/21(b)	USD	88,500
10,121,000	11.750%, 10/05/15(a)	USD	9,994,487
			11,189,237
Brazil: 0.92%
	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsec. Notes
3,000,000	3.375%, 09/26/16(b)(c)	USD	3,063,750
Mozambique: 1.16%
	Mozambique EMATUM Finance 2020 BV, Sr. Unsec. Notes
4,000,000	6.305%, 09/11/20(a)	USD	3,840,000
	Total Foreign Government Obligations (Cost $17,226,050)		18,092,987
Asset-Backed Securities: 4.32%
China: 4.32%
	Sealane Trade Finance, Ltd., Series 2011-1X, Class A
12,050,000	14.234%, 02/12/16(d)	USD	12,548,870
	Start CLO, Ltd., Series 2011-7A, Class A
1,700,000	15.235%, 06/09/15(b)(d)	USD	1,794,554
			14,343,424
	Total Asset-Backed Securities (Cost $14,361,832)		14,343,424

Convertible Corporate Bonds: 1.18%
Indonesia: 1.18%
	Enercoal Resources Pte, Ltd.
6,800,000	9.250%, 08/05/14	USD	3,910,000
	Total Convertible Corporate Bonds (Cost $6,223,241)		3,910,000
Corporate Bonds: 91.19%
Argentina: 2.51%
	Cia de Transporte de Energia Electrica en Alta Tension Transener SA, Sr. Unsec. Notes
7,831,000	9.750%, 08/15/21(b)	USD	4,933,530
	Empresa Distribuidora Y Comercializadora Norte, Sr. Unsec. Notes
950,000	9.750%, 10/25/22(b)	USD	605,625
3,825,000	9.750%, 10/25/22(a)	USD	2,438,437
	MetroGas SA, Sr. Unsec. Notes, Series L-1
400	8.875%, 12/31/18(b)(e)	USD	210,000
	MetroGas SA, Sr. Unsec. Notes, Series L-2
166	8.875%, 12/31/18(b)(e)	USD	87,150
	MetroGas SA, Sr. Unsec. Notes, Series L-3
87	8.875%, 12/31/18(b)(e)	USD	54,375
			8,329,117
Azerbaijan: 0.86%
	Azerbaijan Railways, Unsec. Notes
2,750,000	8.250%, 02/18/16(c)	USD	2,866,856
Bolivia: 2.99%
	Trilogy International Partners Llc/Trilogy International Finance, Inc., First Lien Notes
9,630,000	10.250%, 08/15/16(b)	USD	9,942,975
Brazil: 3.20%
	Aralco Finance SA, Sr. Unsec. Notes
4,050,000	10.125%, 05/07/20(b)	USD	394,875
	General Shopping Investments Ltd., Sub. Notes, Perpetual Maturity
7,565,000	12.000%(a)(f)	USD	6,288,406
	QGOG Constellation SA, Sr. Unsec. Notes
1,927,000	6.250%, 11/09/19(a)	USD	1,929,409
	World Wide Supply AS, First Lien Notes
2,000,000	7.750%, 05/26/17(b)	USD	2,010,000
			10,622,690

Chile: 2.39%
	Inversiones Alsacia SA, Sec. Notes
5,712,486	8.000%, 08/18/18(a)	USD	4,484,302
	VTR Finance BV, Sec. Notes
3,300,000	6.875%, 01/15/24(b)	USD	3,440,250
			7,924,552
China: 5.90%
	Baidu, Inc., Sr. Unsec. Notes
2,000,000	3.250%, 08/06/18(c)	USD	2,047,678
	CNOOC Curtis Funding No. 1, Ltd., Sr. Unsec. Notes
750,000	4.500%, 10/03/23(b)	USD	764,674
	CNOOC Finance 2013, Ltd., Sr. Unsec. Notes
3,000,000	3.000%, 05/09/23(c)	USD	2,719,869
	Sinopec Capital 2013, Ltd., Sr. Unsec. Notes
4,000,000	4.250%, 04/24/43(b)(c)	USD	3,537,164
	State Grid Overseas Investment 2013, Ltd., Sr. Unsec. Notes
6,800,000	3.125%, 05/22/23(b)(c)	USD	6,413,726
	Tencent Holdings, Ltd., Sr. Unsec. Notes
4,000,000	3.375%, 03/05/18(b)(c)	USD	4,106,048
			19,589,159
Colombia: 9.69%
	Avianca Holdings SA, Sr. Unsec. Notes
4,800,000	8.375%, 05/10/20(b)(c)	USD	5,064,000
555,000	8.375%, 05/10/20(a)	USD	585,525
	Bancolombia SA, Sub. Notes
5,117,000	5.125%, 09/11/22(c)	USD	5,014,660
	Colombia Telecomunicaciones SA ESP, Sr. Unsec. Notes
5,273,000	5.375%, 09/27/22(b)(c)	USD	5,180,722
	Gruposura Finance, Sr. Unsec. Notes
2,005,000	5.700%, 05/18/21(a)	USD	2,112,769
	Millicom International Cellular SA, Sr. Unsec. Notes
4,000,000	6.625%, 10/15/21(b)	USD	4,250,000
	Pacific Rubiales Energy Corp., Sr. Unsec. Notes
850,000	7.250%, 12/12/21(b)	USD	937,125
1,400,000	7.250%, 12/12/21(a)(c)	USD	1,543,500
	Transportadora de Gas Internacional SA ESP, Sr. Unsec. Notes
7,185,000	5.700%, 03/20/22(a)(c)	USD	7,508,325
			32,196,626
Costa Rica: 0.91%
	Banco Nacional de Costa Rica, Sr. Unsec. Notes
3,000,000	4.875%, 11/01/18(b)(c)	USD	3,033,750
Ghana: 1.47%
	Tullow Oil Plc, Sr. Unsec. Notes
4,800,000	6.000%, 11/01/20(b)(c)	USD	4,896,000

Guatemala: 1.46%
	Bantrab Senior Trust, Sr. Unsec. Notes
5,000,000	9.000%, 11/14/20(b)(c)	USD	4,840,000
Hong Kong: 5.25%
	AIA Group, Ltd., Sr. Unsec. Notes
3,500,000	4.875%, 03/11/44(b)	USD	3,566,654
	CFG Investment SAC, Sr. Unsec. Notes
4,630,000	9.750%, 07/30/19(b)	USD	4,572,125
3,936,000	9.750%, 07/30/19(a)(c)	USD	3,886,800
	Hutchison Whampoa International 12, II Ltd., Sr. Unsec. Notes
1,500,000	2.000%, 11/08/17(b)(c)	USD	1,512,780
	MIE Holdings Corp., Sr. Unsec. Notes
3,700,000	9.750%, 05/12/16(a)	USD	3,912,750
			17,451,109
Indonesia: 2.65%
	Berau Capital Resources Pte, Ltd., First Lien Notes
100,000	12.500%, 07/08/15(b)	USD	104,875
3,996,000	12.500%, 07/08/15(a)(c)	USD	4,190,805
	Perusahaan Listrik Negara PT, Sr. Unsec. Notes
5,500,000	5.250%, 10/24/42(b)(c)	USD	4,489,375
			8,785,055
Israel: 0.56%
	Teva Pharmaceutical Finance IV Llc, Sr. Unsec. Notes
1,930,000	2.250%, 03/18/20(c)	USD	1,846,452
Kazakhstan: 2.32%
	Tristan Oil, Ltd., Sec. Notes
15,228,000	0.000%, 01/01/16(a)	USD	7,693,186
Malaysia: 1.99%
	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 8
22,000,000	5.300%, 07/30/14(g)	MYR	6,594,273
Mexico: 10.60%
	Alfa SAB de CV, Sr. Unsec. Notes
2,800,000	5.250%, 03/25/24(b)	USD	2,877,000
	Banco Santander SA, Sub. Notes
2,000,000	5.950%, 01/30/24(b)(d)	USD	2,070,000
	BBVA Bancomer SA, Sub. Notes
7,000,000	6.750%, 09/30/22(b)(c)	USD	7,682,500
	Cemex SAB de CV, Sec. Notes
6,000,000	6.500%, 12/10/19(b)(c)	USD	6,397,500
	Comision Federal de Electricidad, Sr. Unsec. Notes
750,000	4.875%, 01/15/24(b)	USD	763,125
	Maxcom Telecomunicaciones SAB de CV, First Lien Notes
11,590,652	6.000%, 06/15/20(h)	USD	10,112,844
	Offshore Drilling Holding SA, First Lien Notes
2,000,000	8.375%, 09/20/20(a)	USD	2,192,500

	Petroleos Mexicanos, Sr. Unsec. Notes
3,000,000	3.500%, 07/18/18(c)	USD	3,120,000
			35,215,469
Nigeria: 2.77%
	Sea Trucks Group, Ltd., First Lien Notes
9,400,000	9.000%, 03/26/18(b)	USD	9,212,000
Peru: 1.12%
	SAN Miguel Industrias Pet SA, Sr. Unsec. Notes
3,520,000	7.750%, 11/06/20(b)	USD	3,724,600
Poland: 0.85%
	PKO Finance AB, Sr. Unsec. Notes
2,800,000	4.630%, 09/26/22(b)(c)	USD	2,831,500
Qatar: 1.41%
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, Sec. Notes
4,323,800	5.298%, 09/30/20(a)(c)	USD	4,672,298
Russia: 12.34%
	Alfa Bank OJSC Via Alfa Bond Issuance Plc, Sr. Unsec. Notes
2,500,000	7.750%, 04/28/21(a)(c)	USD	2,568,750
	Borets Finance, Ltd., Unsec. Notes
4,100,000	7.625%, 09/26/18(b)	USD	3,936,000
	EDC Finance, Ltd., Sr. Unsec. Notes
5,300,000	4.875%, 04/17/20(b)	USD	4,809,750
	Federal Grid Co., OJSC via Federal Grid Finance, Ltd., Unsec Notes
80,500,000	8.446%, 03/13/19	RUB	2,123,267
	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes
2,000,000	4.375%, 09/19/22(b)	USD	1,785,000
	RusHydro Finance, Ltd., Sec. Notes
47,000,000	7.875%, 10/28/15	RUB	1,305,184
	Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes
5,000,000	8.500%, 10/16/23(b)	USD	4,875,000
	Sberbank of Russia Via SB Capital SA, Sub. Notes
3,800,000	5.125%, 10/29/22(a)(c)	USD	3,562,500
	Sibur Securities, Ltd., Sr. Unsec. Notes
4,700,000	3.914%, 01/31/18(a)	USD	4,335,750
	Vnesheconombank Via VEB Finance Plc, Sr. Unsec. Notes
2,800,000	6.025%, 07/05/22(a)	USD	2,747,640
	Wind Acquisition Holdings Finance SA, First Lien PIK Notes
8,504,927	12.250% (or 12.250% PIK) 07/15/17(b)	USD	8,951,436
			41,000,277
Saudi Arabia: 1.62%
	Saudi Electricity Global Sukuk Co. 2, Unsec. Notes
5,650,000	5.060%, 04/08/43(b)(c)	USD	5,381,625

Singapore: 0.75%
	Temasek Financial I, Ltd., Sr. Unsec. Notes
3,000,000	3.375%, 07/23/42(b)(c)	USD	2,488,290
Slovenia: 1.49%
	Adria Bidco BV, Sec. Notes
3,450,000	7.875%, 11/15/20(b)	EUR	4,943,034
South Korea: 4.30%
	Doosan Infracore Co., Ltd., Sr. Unsec. Notes
3,850,000	3.250%, 10/05/42(c)(d)	USD	3,842,231
	Korea East-West Power Co., Ltd., Sr. Unsec. Notes
1,500,000	2.500%, 07/16/17(b)(c)	USD	1,535,828
	Korea Finance Corp., Sr. Unsec. Notes
4,000,000	2.250%, 08/07/17	USD	4,079,080
	Korea Gas Corp., Sr. Unsec. Notes
1,800,000	3.875%, 02/12/24(b)	USD	1,829,876
	Korea Resources Corp., Sr. Unsec. Notes
2,000,000	2.125%, 05/02/18(b)	USD	1,985,652
	SK Telecom Co., Ltd., Sr. Unsec. Notes
1,000,000	2.125%, 05/01/18(b)(c)	USD	992,832
			14,265,499
Supranational: 1.38%
	Eurasian Development Bank, Sr. Unsec. Notes
4,600,000	5.000%, 09/26/20(b)(c)	USD	4,588,960
Turkey: 0.83%
	KOC Holding AS, Sr. Unsec. Notes
3,000,000	3.500%, 04/24/20(a)(c)	USD	2,752,500
Ukraine: 0.54%
	Mriya Agro Holding Plc, Sr. Unsec. Notes
500,000	9.450%, 04/19/18(b)	USD	430,000
1,600,000	9.450%, 04/19/18(a)	USD	1,376,000
			1,806,000
United Arab Emirates: 5.09%
	Dolphin Energy, Ltd., Sec. Notes
1,730,000	5.500%, 12/15/21(b)(c)	USD	1,957,062
	Doric Nimrod Air, First Lien Notes
5,655,046	5.125%, 11/30/24(b)	USD	5,867,110
	Dubai Electricity & Water Authority, Sr. Unsec. Notes
2,700,000	7.375%, 10/21/20(a)(c)	USD	3,267,000
	MDC BV, Gtd. Medium-Term Notes
1,750,000	5.750%, 05/06/14(a)(c)	USD	1,757,875
	Millennium Offshore Services Superholdings Llc, Sec. Notes
3,800,000	9.500%, 02/15/18(b)(c)	USD	4,056,500
			16,905,547

United States: 1.51%
	Continental Airlines 1997-4 Class A Pass Through Trust, Series 974A
4,011,703	6.900%, 07/02/19	USD	4,332,639
	MF Global Holdings, Ltd., Sr. Unsec. Notes
1,300,000	6.250%, 08/08/16(i)	USD	676,000
			5,008,639
Venezuela: 0.44%
	Petroleos de Venezuela SA, Sr. Unsec. Notes, Series 2014
900,000	4.900%, 10/28/14	USD	861,750
	Sidetur Finance BV, Sr. Unsec. Notes
2,507,500	10.000%, 04/20/16(a)(j)	USD	592,397
			1,454,147
	Total Corporate Bonds (Cost $309,001,527)		302,862,185
Credit-Linked Notes: 1.50%
Azerbaijan: 1.50%
5,000,000	VTB Capital Plc, (International Bank Of Azerbaijan OJSC) 5.000%, 06/17/14		4,997,500
	Total Credit-Linked Notes (Cost $4,991,797)		4,997,500
	Total Investments: 104.60% (Cost $356,065,201)		347,410,132
	Net Other Assets and Liabilities: (4.60)%		(15,278,099	)(k)
	Net Assets: 100.00%		$332,132,033

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $91,340,161, representing 27.50% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $179,866,782, representing 54.16% of net assets.
(c)	Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $141,903,336, representing 42.72% of net assets.
(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2014.

(e)	Principal amount represents units issued in a debt restructuring that are expected to be converted into bonds at a later date.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(h)	Represents a step-up bond. Rate disclosed is as of March 31, 2014.
(i)	Security in default on interest payments. Pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.
(j)	Security in default on interest payments.
(k)	Includes cash being held as collateral for forward currency contracts.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
03/04/13-07/02/13	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 8
	5.300%, 07/30/14(g)	$6,940,940	$6,594,273	1.99%

FORWARD CURRENCY CONTRACTS

Open Forward Currency Contracts with Unrealized Losses	Purchase/Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Loss
Chilean Peso	Sale	7,680,562,000	04/28/14	$(13,730,000)	$(13,963,973)	$(233,973)
Malaysian Ringgit	Sale	22,575,000	08/01/14	(6,818,182)	(6,857,008)	(38,826)
Thai Bhat	Sale	459,131,200	04/28/14	(13,730,000)	(14,135,755)	(405,755)
Total Forward Currency Contracts with Unrealized Losses						$(678,554)

Investment Abbreviations:

Gtd.—Guaranteed

PIK—Payment in-kind

Sec.—Secured

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Currency Abbreviations:

EUR—Euro

MYR—Malaysian Ringgit

RUB—Russian Ruble

USD—U.S. Dollar

Portfolio of Investments (Note 1)

Forward Emerging Markets Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 86.41%
Brazil: 4.59%
24,900	AMBEV SA, ADR	$184,509
50,600	BM&F Bovespa SA	251,105
12,000	Mills Estruturas e Servicos de Engenharia SA	147,342
		582,956
China: 8.93%
354,000	China Machinery Engineering Corp., Class H	254,210
6,100	China Petroleum & Chemical Corp., ADR	545,950
10,300	Mindray Medical International, Ltd., ADR	333,308
		1,133,468
Egypt: 1.82%
9,460	Eastern Tobacco	230,816
Hong Kong: 5.56%
113,000	China Gas Holdings, Ltd.	176,569
41,400	First Pacific Co., Ltd., Sponsored ADR	207,414
6,700	Guangdong Investment, Ltd., Unsponsored ADR	322,605
		706,588
Indonesia: 7.07%
77,500	Enseval Putera Megatrading Tbk PT	22,854
1,545,240	PT Astra Graphia Tbk	250,285
288,200	PT Bank Mandiri Tbk	239,744
650,000	PT Kalbe Farma Tbk	83,825
1,299,500	PT Media Nusantara Citra Tbk	300,853
		897,561
Italy: 3.51%
19,400	Danieli & C. Officine Meccaniche SpA	446,333
Malaysia: 2.92%
111,850	JobStreet Corp. Bhd	83,575
36,000	Malaysia Airports Holdings Bhd	88,195
328,621	Oldtown Bhd	199,255
		371,025
Mexico: 0.59%
800	Fomento Economico Mexicano SAB de CV, Sponsored ADR	74,592

Nigeria: 1.15%
944,000	Guaranty Trust Bank Plc	145,847
Peru: 3.20%
36,000	Alicorp SA	102,444
2,200	Credicorp, Ltd.	303,424
		405,868
Philippines: 0.94%
286,000	First Gen Corp.	119,642
Russia: 3.20%
73,700	Hydraulic Machines and Systems Group Plc, GDR(a)	100,969
3,331	Lukoil OAO, Sponsored ADR	186,286
6,800	Mobile TeleSystems OJSC, Sponsored ADR	118,932
		406,187
Singapore: 7.22%
24,500	China Yuchai International, Ltd.	518,910
193,000	OSIM International, Ltd.	397,385
		916,295
South Africa: 5.30%
15,400	Kumba Iron Ore, Ltd., ADR	184,030
11,900	MTN Group, Ltd.	243,640
9,500	Tiger Brands, Ltd.	245,685
		673,355
South Korea: 2.91%
9,000	Grand Korea Leisure Co., Ltd.	369,909
Spain: 2.70%
35,813	Banco Santander SA, Sponsored ADR	343,089
Sri Lanka: 4.04%
131,453	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	97,559
1,000,000	Expolanka Holdings Plc	66,564
190,924	Hatton National Bank Plc, Non-Voting Depository Receipt	175,294
1,791,963	Piramal Glass Ceylon Plc	46,616
1,050,002	Textured Jersey Lanka, Ltd.	126,932
		512,965
Taiwan: 9.54%
226,900	Formosan Rubber Group, Inc.	222,038
81,700	Kinik Co.	259,701
1,584	Mega Financial Holding Co., Ltd.	1,228
17,200	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	344,344
192,000	Wah Lee Industrial Corp.	384,599
		1,211,910
Thailand: 3.48%
1,310,200	Jasmine International Pcl	319,069
237,000	RS Pcl	63,195
199,800	Thai Tap Water Supply Pcl	59,743
		442,007

Turkey: 3.06%
112,433	Anadolu Hayat Emeklilik AS	245,916
16,500	Koza Altin Isletmeleri AS	143,046
		388,962
Ukraine: 0.67%
6,500	MHP SA, GDR(a)	85,475
United Kingdom: 4.01%
9,300	Bank of Georgia Holdings Plc	386,525
25,000	Stock Spirits Group Plc(b)	122,847
		509,372
	Total Common Stocks (Cost $10,109,518)	10,974,222
	Total Investments: 86.41% (Cost $10,109,518)	10,974,222
	Net Other Assets and Liabilities: 13.59%	1,726,070	(c)
	Net Assets: 100.00%	$12,700,292

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $186,444, representing 1.47% of net assets.
(b)	Non-income producing security.
(c)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
MSCI Emerging Markets E-Mini Future	Long	22	06/23/14	$1,084,710	$61,171
Total Futures Contracts				$1,084,710	$61,171

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

Portfolio of Investments (Note 1)

Forward Endurance Long/Short Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 66.51%
Consumer Discretionary: 6.23%
150	Amazon.com, Inc.(a)	$50,478
3,125	Coupons.com, Inc.(a)	77,031
7,500	LifeLock, Inc.(a)	128,325
1,500	Walt Disney Co.	120,105
		375,939
Energy: 5.66%
3,500	Schlumberger, Ltd.(b)	341,250
Financials: 3.58%
1,000	Visa, Inc., Class A	215,860
Information Technology: 51.04%(c)
500	Apple, Inc.(b)	268,370
7,000	Applied Materials, Inc.	142,940
150	CoStar Group, Inc.(a)(b)	28,011
800	Equinix, Inc.(a)	147,872
2,500	FEI Co.	257,550
3,500	FireEye, Inc.(a)	215,495
400	Google, Inc., Class A(a)(b)	445,804
2,000	Mastercard, Inc., Class A	149,400
8,800	MediaTek, Inc.	129,894
3,500	Microsoft Corp.	143,465
2,000	Proofpoint, Inc.(a)	74,160
8,500	QUALCOMM, Inc.(b)	670,310
1,500	Seagate Technology Plc	84,240
1,500	Splunk, Inc.(a)(b)	107,235
2,000	Stratasys, Ltd.(a)	212,180
		3,076,926
	Total Common Stocks (Cost $3,717,509)	4,009,975

Contracts
Options Purchased: 0.63%
20	iShares® Russell 2000® Growth ETF, Expires May 2014 at $135.00 Put	7,000
3	NASDAQ 100® Index, Expires May 2014 at $3,625.00 Put	30,660
	Total Options Purchased (Cost $37,345)	37,660

Total Investments: 67.14% (Cost $3,754,854)	4,047,635
Net Other Assets and Liabilities: 32.86%	1,981,276	(d)
Net Assets: 100.00%	$6,028,911

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for short sales. At period end, the aggregate market value of those securities was $1,401,899, representing 23.25% of net assets.
(c)	When sector categorization is categorized by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.
(d)	Includes cash which is being held as collateral for short sales.

Schedule of Securities Sold Short

Shares	Description	Value (Note 1)
Common Stocks — (13.93)%
(1,000)	3D Systems Corp.	$(59,150)
(360)	A10 Networks, Inc.	(5,414)
(60)	Amber Road, Inc.	(924)
(500)	Benefitfocus, Inc.	(23,485)
(2,400)	Citrix Systems, Inc.	(137,832)
(400)	CommVault Systems, Inc.	(25,980)
(1,000)	Control4 Corp.	(21,210)
(500)	Criteo SA, Sponsored ADR	(20,275)
(600)	Cvent, Inc.	(21,690)
(400)	eHealth, Inc.	(20,320)
(100)	Facebook, Inc., Class A	(6,024)
(800)	Groupon, Inc.	(6,272)
(4,400)	GSV Capital Corp.	(44,616)
(500)	Itron, Inc.	(17,770)
(1,000)	Marketo, Inc.	(32,670)
(125)	Netflix, Inc.	(44,004)
(1,000)	Q2 Holdings, Inc.	(15,530)
(1,300)	Rocket Fuel, Inc.	(55,744)
(2,000)	ServiceNow, Inc.	(119,840)
(2,000)	Symantec Corp.	(39,940)
(700)	Synaptics, Inc.	(42,014)
(1,700)	Twitter, Inc.	(79,339)
	Total Securities Sold Short
	(Proceeds $866,463)	$(840,043)

Investment Abbreviations:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

Portfolio of Investments (Note 1)

Forward Frontier Strategy Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 2.95%
97,000	iShares® MSCI Frontier 100 Index Fund	$3,516,250
	Total Exchange-Traded Funds (Cost $3,170,433)	3,516,250

Principal Amount
Agency Pass-Through Securities: 22.69%
Federal Home Loan Mortgage Corp (FHLMC): 9.95%
	FHLMC
$ 426,406	0.839%, 03/01/30(a)	440,005
347,261	0.867%, 04/01/30(a)	359,105
2,900,000	0.875%, 10/14/16	2,913,124
479,822	0.884%, 02/01/30(a)	491,863
1,000,000	1.125%, 03/10/17	1,003,494
2,000,000	1.200%, 11/19/18	1,948,018
500,000	1.250%, 10/02/19	479,692
23,003	1.950%, 01/01/36(a)	24,309
37,245	2.127%, 08/01/19(a)	39,625
23,751	2.207%, 12/01/30(a)	25,070
68,476	2.231%, 06/01/30(a)	72,821
31,184	2.231%, 09/01/28(a)	33,248
36,795	2.330%, 12/01/36(a)	39,300
12,591	2.341%, 05/01/31(a)	13,471
19,793	2.349%, 11/01/32(a)	21,081
49,523	2.365%, 08/01/17(a)	49,985
14,515	2.375%, 07/01/31(a)	15,612
36,871	2.375%, 02/01/34(a)	39,260
189,136	2.396%, 05/01/35(a)	201,293
2,350	2.405%, 03/01/18(a)	2,368
22,265	2.416%, 08/01/35(a)	23,659
12,653	2.421%, 03/01/36(a)	13,548
12,172	2.500%, 08/01/31(a)	12,254
43,340	2.515%, 01/01/37(a)	46,758
28,708	2.520%, 06/01/36(a)	30,495
3,621	2.526%, 07/01/29(a)	3,825
15,877	2.533%, 08/01/31(a)	16,240
57,114	2.580%, 05/01/33(a)	61,159
13,070	2.625%, 04/01/33(a)	13,952
42,068	2.654%, 08/01/36(a)	42,624
25,323	2.725%, 06/01/37(a)	26,349
5,020	2.905%, 12/01/18(a)	5,026
152,523	5.183%, 11/01/19(a)	159,994
31,241	5.679%, 08/01/37(a)	32,375

	FHLMC, Gold
865,340	3.500%, 10/01/32	890,398
949,603	3.500%, 04/01/32	977,937
1,181,221	4.500%, 02/01/40	1,264,463
		11,833,800
Federal National Mortgage Association (FNMA): 9.17%
	FNMA
1,500,000	1.250%, 09/27/17(b)	1,501,520
242,894	1.334%, 09/01/44(a)	248,045
72,148	1.334%, 10/01/44(a)	73,971
2,500,000	1.375%, 11/15/16	2,540,716
94,202	1.534%, 06/01/40(a)	98,573
66,697	1.764%, 08/01/34(a)	69,534
133,439	1.789%, 06/01/34(a)	142,883
824,513	1.793%, 01/01/34(a)	862,542
9,146	1.863%, 01/01/20(a)	9,532
21,763	1.867%, 07/01/21(a)	22,265
106,859	1.954%, 08/01/33(a)	112,278
17,682	2.009%, 11/01/18(a)	18,646
7,695	2.033%, 05/01/18(a)	7,730
31,258	2.079%, 03/01/18(a)	31,904
698,448	2.084%, 03/01/36(a)	741,755
5,126	2.085%, 02/01/37(a)	5,456
36,065	2.086%, 05/01/36(a)	38,578
116,642	2.119%, 11/01/35(a)	123,320
21,031	2.192%, 10/01/34(a)	22,270
12,562	2.205%, 08/01/30(a)	13,037
61,966	2.207%, 06/01/29(a)	63,019
17,066	2.210%, 05/01/25(a)	17,355
70,234	2.270%, 11/01/33(a)	70,926
43,276	2.305%, 06/01/32(a)	46,139
35,540	2.331%, 01/01/35(a)	38,100
58,134	2.340%, 10/01/33(a)	61,525
14,499	2.365%, 11/01/29(a)	15,399
126,093	2.407%, 07/01/35(a)	135,323
359	2.414%, 03/01/15(a)	360
57,154	2.440%, 06/01/34(a)	57,447
11,728	2.472%, 09/01/33(a)	12,592
418,487	2.480%, 05/01/34(a)	443,297
116,527	2.527%, 10/01/34(a)	123,898
22,063	2.582%, 06/01/34(a)	23,749
13,399	2.625%, 08/01/23(a)	14,371
679,232	2.633%, 12/01/39(a)	717,728
29,521	2.685%, 03/01/19(a)	29,234
66,556	2.741%, 08/01/24(a)	70,436
32,110	2.778%, 03/01/36(a)	32,882
742,119	3.000%, 03/01/27	764,399
17,315	3.210%, 05/01/19(a)	17,609
28,813	3.245%, 08/01/18(a)	30,335
47,491	3.886%, 11/01/21(a)	48,472
1,320,609	4.000%, 04/01/32	1,393,803
		10,912,953
Government National Mortgage Association (GNMA): 3.57%
	GNMA
184,120	1.625%, 05/20/34(a)	191,700
338,705	1.625%, 04/20/34(a)	352,649
120,280	1.625%, 05/20/36(a)	125,234
182,456	1.625%, 10/20/33(a)	190,373

70,232	1.625%, 09/20/21(a)	72,750
57,685	1.625%, 11/20/36(a)	60,190
205,076	1.625%, 05/20/31(a)	213,514
61,409	1.625%, 08/20/25(a)	63,863
78,591	2.125%, 01/20/37(a)	81,957
875,855	2.500%, 12/15/27	882,765
656,094	3.000%, 10/20/26	680,588
623,238	3.500%, 07/20/27	652,420
654,588	3.500%, 09/20/28	685,530
		4,253,533
	Total Agency Pass-Through Securities (Cost $26,993,332)	27,000,286
Asset-Backed Securities: 0.63%
	Cabela’s Master Credit Card Trust, Series 2013-2A, Class A2
250,000	0.805%, 08/16/21(a)(c)	252,908
	Nissan Auto Receivables 2013-B Owner Trust, Series 2013-B, Class A3
500,000	0.840%, 11/15/17	502,407
	Total Asset-Backed Securities (Cost $749,891)	755,315
Collateralized Mortgage Obligations: 2.50%
Collateralized Mortgage Obligations—Other: 0.27%
	JP Morgan Mortgage Trust, Series 2004, Class A5
314,128	2.347%, 12/25/34(a)	318,263
Federal Home Loan Mortgage Corp (FHLMC): 1.25%
	FHLMC, REMICS
513,455	3.000%, 08/15/40	535,203
674,128	3.500%, 04/15/40	697,842
238,855	4.500%, 08/15/20	254,942
		1,487,987
Government National Mortgage Association (GNMA): 0.98%
	GNMA, REMICS
462,194	3.500%, 11/20/39	469,268
446,592	4.000%, 11/16/39	471,278
210,564	4.750%, 05/20/39	225,526
		1,166,072
	Total Collateralized Mortgage Obligations (Cost $2,947,604)	2,972,322

Corporate Bonds: 15.34%
Basic Materials: 0.87%
	Dow Chemical Co., Sr. Unsec. Notes
1,000,000	2.500%, 02/15/16	1,030,938
Consumer Cyclical: 1.02%
	Daimler Finance North America Llc, Sr. Unsec. Notes
1,200,000	1.650%, 04/10/15(c)	1,210,076
Consumer Non-Cyclical: 1.44%
	AbbVie, Inc., Sr. Unsec. Notes
1,080,000	0.996%, 11/06/15(a)	1,091,085
	Genzyme Corp., Sr. Unsec. Notes
500,000	3.625%, 06/15/15	518,048
	Johns Hopkins Health System Corp., Sr. Unsec. Notes
100,000	1.424%, 05/15/18	96,310
		1,705,443
Energy: 1.72%
	Copano Energy Llc/Copano Energy Finance Corp., Sr. Unsec. Notes
500,000	7.125%, 04/01/21	568,503
	Dominion Resources, Inc., Sr. Unsec. Notes
345,000	1.950%, 08/15/16	351,740
	Noble Holding International, Ltd., Sr. Unsec. Notes
500,000	3.450%, 08/01/15	516,577
	Total Capital SA, Sr. Unsec. Notes
400,000	3.125%, 10/02/15	415,819
	TransCanada PipeLines, Ltd., Sr. Unsec. Notes
190,000	0.914%, 06/30/16(a)	191,459
		2,044,098
Financials: 5.00%
	Branch Banking & Trust Co., Sub Notes, Series BKNT
401,000	0.553%, 09/13/16(a)	398,876
	Branch Banking & Trust Co., Sub. Notes, Series BKNT
1,260,000	0.536%, 05/23/17(a)	1,247,611
	Caterpillar Financial Services Corp., Sr. Unsec. Notes
500,000	2.050%, 08/01/16	514,604
	Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes
1,450,000	0.699%, 01/15/15(a)	1,453,024
	MetLife Institutional Funding II, Sec. Notes
650,000	1.143%, 04/04/14(a)(c)	650,018
	National Australia Bank, Ltd., Sr. Unsec. Notes
1,700,000	0.962%, 04/11/14(a)(c)	1,700,265
		5,964,398

Industrials: 1.24%
	Emerson Electric Co., Sr. Unsec. Notes
100,000	5.000%, 12/15/14	103,197
	United Technologies Corp., Sr. Unsec. Notes
1,350,000	1.800%, 06/01/17	1,373,842
		1,477,039
Technology: 1.51%
	Dell, Inc., Sr. Unsec. Notes
1,300,000	0.847%, 04/01/14(a)	1,300,000
	Intel Corp., Sr. Unsec. Notes
500,000	1.350%, 12/15/17	497,156
		1,797,156
Telecommunication Services: 2.54%
	AT&T, Inc., Sr. Unsec. Notes
500,000	0.619%, 02/12/16(a)	501,235
1,000,000	5.625%, 06/15/16	1,101,502
	Verizon Communications, Inc., Sr. Unsec. Notes
500,000	1.100%, 11/01/17	491,537
904,000	2.500%, 09/15/16	936,710
		3,030,984
	Total Corporate Bonds (Cost $18,234,446)	18,260,132
Municipal Bonds: 7.19%
	Arizona State Power Authority Power Resources, Taxable Revenue Bonds, Hoover Prepayment Project
275,000	2.199%, 10/01/19	273,609
	City of Houston, Texas, General Obligation Taxable Refunding Bonds, Public Improvement, Series B
500,000	1.140%, 03/01/16	505,219
	City of Houston, Texas, Utility System, Taxable Revenue Bonds, First Lien, Series B
50,000	1.086%, 05/15/17	49,933
	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B
500,000	1.070%, 04/01/16	499,900
	County of Loudoun Virginia, General Obligation Taxable Refunding Bonds, Series B
750,000	0.895%, 12/01/16	753,532
	County of Milwaukee Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B
250,000	1.282%, 12/01/16	251,518
	Maine State Housing Authority, Taxable, Revenue Bonds, Series A
500,000	1.190%, 11/15/16	499,100
	Minnesota State General Appropriation Fund, Taxable Revenue Bonds, Series B
655,000	1.053%, 06/01/17	654,652

	New Jersey Building Authority, Taxable Refinancing Revenue Bonds, Series B
250,000	1.233%, 06/15/16	250,233
	New York State Urban Development Corp., State Personal Income Taxable Revenue Bonds, Series F
500,000	1.650%, 03/15/18	499,665
	Pasadena, California, Unified School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
750,000	1.861%, 11/01/18	747,158
	Pearland Independent School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
300,000	3.000%, 02/15/17	314,217
	Pequea Valley School District, Taxable General Obligation Unlimited Bonds, Series B
250,000	0.948%, 02/01/16	249,178
	Rhode Island State Housing & Mortgage Finance Corp., Taxable Revenue Bonds, Series 64-T
425,000	2.080%, 10/01/17	429,012
	South Carolina State Public Service Authority, Taxable Revenue Bonds, Series D
500,000	1.030%, 06/01/15(a)	502,005
	State of California, Taxable Various Purpose General Obligation Unlimited Bonds
500,000	1.050%, 02/01/16	502,715
	State of Connecticut, Special Tax Obligation Build America Revenue Bonds (Transportation Infrastructure Purposes—Direct Pay), Series B
400,000	4.376%, 11/01/21	433,332
	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A
220,000	2.800%, 03/01/36	211,015
	Virginia State Housing Development Authority, Taxable Revenue Bonds, Series B
455,000	2.000%, 04/01/19	441,509
	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds
500,000	1.700%, 02/01/17	494,805
	Total Municipal Bonds (Cost $8,587,180)	8,562,307
U.S. Treasury Bonds & Notes: 15.95%
	U.S. Treasury Notes
3,500,000	0.250%, 04/15/16	3,486,193
4,000,000	0.375%, 03/15/16	3,997,892
3,000,000	0.500%, 06/15/16	2,998,476
3,500,000	0.625%, 08/15/16	3,501,641
5,000,000	0.750%, 01/15/17	4,993,749
	Total U.S. Treasury Bonds & Notes (Cost $18,982,902)	18,977,951
	Total Investments: 67.25% (Cost $79,665,788)	80,044,563
	Net Other Assets and Liabilities: 32.75%	38,975,253
	Net Assets: 100.00%	$119,019,816

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2014.
(b)	Represents a step-up bond. Rate disclosed is as of March 31, 2014.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,813,267, representing 3.20% of net assets.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 98 Bps	Total Return	10/28/14	$4,000,000	$532,855
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 110 Bps	Total Return	04/24/14	10,000,154	2,481,204
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 110 Bps	Total Return	07/28/14	8,397,155	1,810,576
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 98 Bps	Total Return	07/28/14	4,000,000	718,362
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 110 Bps	Total Return	01/27/15	12,338,912	1,007,752
Citibank	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 175 Bps	Total Return	03/31/15	4,075,208	92,975
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 95 Bps	Total Return	05/27/14	19,650,720	4,370,412
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 95 Bps	Total Return	08/26/14	19,650,720	4,370,412
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 95 Bps	Total Return	06/25/14	2,500,631	357,084
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 105 Bps	Total Return	06/25/14	1,339,841	197,510
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 105 Bps	Total Return	09/25/14	6,815,018	1,084,726
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 115 Bps	Total Return	10/28/14	4,499,757	660,783
Total of Total Return Swap Contracts					$97,268,116	$17,684,651

Investment Abbreviations:

Bps—Basis Points

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

REMICS—Real Estate Mortgage Investment Conduit

Sec.—Secured

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Global Dividend Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 95.51%
Australia: 0.47%
95,000	NRW Holdings, Ltd.	$93,389
Brazil: 0.13%
2,733	Cia de Saneamento Basico do Estado de Sao Paulo(a)	25,415
China: 0.93%
258,000	China Machinery Engineering Corp., Class H	185,272
France: 4.58%
4,900	Danone SA	346,504
1,300	LVMH Moet Hennessy Louis Vuitton SA	236,316
2,700	Orpea	179,102
4,400	SCOR SE	153,967
		915,889
Germany: 5.25%
3,200	Bayer AG, Sponsored ADR	432,832
3,300	Deutsche Beteiligungs AG	91,744
33,500	RIB Software AG	521,512
		1,046,088
Hong Kong: 4.01%
50,500	BOC Hong Kong Holdings, Ltd.	143,886
358,636	Dorsett Hospitality International, Ltd.	67,968
150,000	First Pacific Co., Ltd.	149,101
492,000	Future Bright Holdings, Ltd.	241,671
208,000	Guangdong Investment, Ltd.	198,708
		801,334
Indonesia: 1.95%
1,094,683	PT Astra Graphia Tbk	177,308
912,000	PT Media Nusantara Citra Tbk	211,141
		388,449
Ireland: 0.56%
1,400	Accenture Plc, Class A	111,608
Italy: 4.66%
25,000	Danieli & C. Officine Meccaniche SpA	575,173
11,750	Gtech Spa	356,934
		932,107

Japan: 9.24%
22,900	Accordia Golf Co., Ltd.	257,366
30,000	Astellas Pharma, Inc.	355,763
11,000	Fujitec Co., Ltd.	148,883
4,400	KDDI Corp.	254,754
17,500	Kuraray Co., Ltd.	200,068
5,000	Santen Pharmaceutical Co., Ltd.	221,867
37,500	VT Holdings Co., Ltd.	206,729
7,500	Zenkoku Hosho Co., Ltd.	197,864
		1,843,294
Malaysia: 0.57%
187,500	Oldtown Bhd	113,689
Norway: 2.26%
10,608	Gjensidige Forsikring ASA	215,781
27,600	Orkla ASA	235,308
		451,089
Pakistan: 1.05%
6,000	Suncor Energy, Inc.	209,552
Peru: 1.04%
1,500	Credicorp, Ltd.	206,880
Philippines: 1.57%
350,000	First Gen Corp.	146,415
110,000	Robinsons Retail Holdings, Inc.(a)	166,797
		313,212
Singapore: 1.86%
7,000	China Yuchai International, Ltd.	148,260
109,000	OSIM International, Ltd.	224,430
		372,690
South Korea: 1.54%
7,500	Grand Korea Leisure Co., Ltd.	308,257
Spain: 1.08%
22,583	Banco Santander SA, Sponsored ADR	216,345
Sweden: 4.32%
7,500	Investor AB, Class B	271,387
28,000	Nordea Bank AB	397,138
26,000	TeliaSonera AB	196,035
		864,560
Switzerland: 7.93%
4,200	Novartis AG, ADR	357,084
600	Partners Group Holding AG	168,588
13,200	Roche Holdings, Ltd., Sponsored ADR	497,905
7,400	Syngenta AG, ADR	560,772
		1,584,349

Taiwan: 1.82%
70,000	Kinik Co.	222,510
71,000	Wah Lee Industrial Corp.	142,221
		364,731
Thailand: 2.98%
2,450,000	Jasmine International Pcl	596,640
Turkey: 0.58%
13,400	Koza Altin Isletmeleri AS	116,170
United Kingdom: 6.04%
8,000	Dunelm Group Plc	126,102
5,000	Ensco Plc, Class A	263,900
5,000	HSBC Holdings Plc, Sponsored ADR	254,150
43,000	Stock Spirits Group Plc(a)	211,297
3,400	WPP Group Plc, Sponsored ADR	350,472
		1,205,921
United States: 29.09%
3,100	3M Co.	420,546
495	Arlington Asset Investment Corp., Class A	13,108
1,775	AvalonBay Communities, Inc.	233,093
6,230	BankUnited, Inc.	216,617
1,435	BlackRock, Inc.	451,279
5,300	Cardinal Health, Inc.	370,894
3,600	Chesapeake Utilities Corp.	227,376
3,490	Chevron Corp.	414,996
3,600	CME Group, Inc., Class A	266,436
7,600	Comcast Corp., Class A	380,151
5,530	ConocoPhillips Corp.	389,036
7,530	JPMorgan Chase & Co.	457,146
5,700	KLA-Tencor Corp.	394,098
2,947	McDonald’s Corp.	288,894
14,760	Pfizer, Inc.	474,091
6,160	Qualcomm, Inc.	485,778
17,690	Silvercrest Asset Management Group, Inc., Class A	323,550
		5,807,089
	Total Common Stocks (Cost $16,035,390)	19,074,019
Preferred Stocks: 1.91%
Brazil: 0.89%
	Braskem SA
22,587	Series A(a)	177,292
United States: 1.02%
	Red Lion Hotels Capital Trust
7,800	9.500%	204,282
	Total Preferred Stocks (Cost $345,811)	381,574

Principal Amount
Collateralized Mortgage Obligations: 1.42%
United States: 1.42%
	FHLMC, REMICS
$ 648,210	3.000%, 06/15/27(b)	85,559
655,067	4.500%, 10/15/30(b)	110,788
	FNMA, REMICS
246,248	3.500%, 11/25/20(b)	19,267
127,390	4.000%, 09/25/20(b)	9,403
278,178	4.000%, 10/25/20(b)	23,408
	GNMA, REMICS
727,591	4.000%, 03/16/22(b)	34,577
		283,002
	Total Collateralized Mortgage Obligations (Cost $411,002)	283,002
	Total Investments: 98.84% (Cost $16,792,203)	19,738,595
	Net Other Assets and Liabilities: 1.16%	231,641
	Net Assets: 100.00%	$19,970,236

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Interest only security.

Investment Abbreviations:

ADR—American Depositary Receipt

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

REMICS—Real Estate Mortgage Investment Conduits

Portfolio of Investments (Note 1)

Forward Global Infrastructure Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 94.99%
Australia: 3.15%
915,000	NRW Holdings, Ltd.	$899,488
270,000	Sydney Airport	1,049,171
153,000	Transurban Group	1,030,141
		2,978,800
Austria: 1.67%
25,500	Andritz AG	1,575,768
Bermuda: 1.09%
114,000	Hoegh LNG Holdings, Ltd.(a)	1,032,850
Brazil: 2.77%
63,000	Companhia de Saneamento de Minas Gerais	1,018,717
49,900	Mills Estruturas e Servicos de Engenharia SA	612,699
116,500	Transmissora Alianca de Energia Electria SA	986,836
		2,618,252
Canada: 2.65%
28,000	Black Diamond Group, Ltd.	867,481
47,000	Suncor Energy, Inc.	1,641,492
		2,508,973
Chile: 0.89%
54,500	Enersis SA, Sponsored ADR	846,385
China: 5.31%
1,100,000	China Machinery Engineering Corp., Class H	789,918
869,000	CIMC Enric Holdings, Ltd.	1,225,664
282,000	ENN Energy Holdings, Ltd.	1,965,074
2,075,000	Sinotrans, Ltd., Class H	1,043,319
		5,023,975
Cyprus: 0.56%
46,000	Globaltrans Investment Plc, Sponsored GDR(b)	530,840
Czech Republic: 0.47%
15,500	CEZ AS	444,162
France: 7.81%
212,000	Groupe Eurotunnel SA	2,706,551
69,630	Suez Environnement Co.	1,414,433

44,000	Vinci SA	3,267,857
		7,388,841
Germany: 2.52%
119,390	RIB Software AG	1,858,607
3,900	Siemens AG	524,929
		2,383,536
Greece: 0.78%
61,900	Diana Shipping, Inc.(a)	742,181
Hong Kong: 5.99%
628,000	China Gas Holdings, Ltd.	981,288
1,411,104	COSCO Pacific, Ltd.	1,801,061
1,862,000	Guangdong Investment, Ltd.	1,778,820
2,139,000	Yuexiu Transport Infrastructure, Ltd.	1,103,075
		5,664,244
Indonesia: 7.66%
33,829,860	Bekasi Fajar Industrial Estate Tbk PT(a)	1,682,559
4,118,000	Express Transindo Utama Tbk PT(a)	527,438
6,334,000	Jasa Marga Persero Tbk PT	3,345,423
2,541,500	Perusahaan Gas Negara Tbk PT	1,146,583
2,789,500	Telekomunikasi Indonesia Tbk PT	543,903
		7,245,906
Italy: 5.14%
114,840	Ansaldo STS SpA	1,345,577
100,500	Danieli & C. Officine Meccaniche SpA	2,312,191
100,274	Societa Iniziative Autostradali Servizi SpA	1,205,990
		4,863,758
Japan: 6.87%
166,000	Fujitec Co., Ltd.	2,246,787
142,000	Hitachi, Ltd.	1,048,336
12,900	KDDI Corp.	746,891
32,300	Kurita Water Industries, Ltd.	700,670
231,000	Sankyu, Inc.	866,124
100,000	Yumeshin Holdings Co., Ltd.	886,499
		6,495,307
Mexico: 1.80%
453,000	OHL Mexico SAB de CV(a)	1,174,875
39,200	Promotora Operador Infrastructure SAB de CV(a)	526,560
		1,701,435
Netherlands: 0.49%
10,500	Ziggo NV	466,509
New Zealand: 1.60%
581,400	Air New Zealand, Ltd.	1,031,844
478,200	Meridian Energy, Ltd.	481,408
		1,513,252

Norway: 1.19%
1,421,000	Vard Holdings, Ltd.(a)	1,129,661
Philippines: 2.63%
3,770,000	First Gen Corp.	1,577,104
15,000	Philippine Long Distance Telephone Co.	913,145
		2,490,249
Russia: 0.94%
51,000	Mobile Telesystems, Sponsored ADR	891,990
Singapore: 2.99%
1,417,000	Hutchison Port Holdings Trust	921,050
252,000	SIA Engineering Co., Ltd.	969,616
388,000	Singapore Airport Terminal Services, Ltd.	937,690
		2,828,356
South Korea: 1.09%
5,114	SK Telecom Co., Ltd.	1,035,339
Switzerland: 2.26%
67,500	ABB, Ltd.	1,740,851
610	Flughafen Zuerich AG	392,269
		2,133,120
Taiwan: 0.76%
117,000	Cleanaway Co., Ltd.	714,621
Thailand: 0.97%
104,358	PTT Exploration & Production Pcl	505,062
830,000	Sino Thai Engineering & Construction Pcl	411,930
		916,992
Turkey: 2.23%
330,000	Aygaz AS	1,297,051
270,571	Enka Insaat ve Sanayi AS	808,034
		2,105,085
United States: 20.71%
20,000	American Water Works Co., Inc.	908,000
48,500	Cloud Peak Energy, Inc.(a)	1,025,290
6,000	CME Group, Inc.	444,060
62,000	CSX Corp.	1,796,140
29,221	Digital Realty Trust, Inc.	1,551,051
16,900	Eaton Corp. Plc	1,269,528
30,000	Exelon Corp.	1,006,800
40,500	Freeport-McMoRan Copper & Gold, Inc., Class B	1,339,335
40,800	Halliburton Co.	2,402,711
8,000	Parker Hannifin Corp.	957,680
59,500	Peabody Energy Corp.	972,230
47,500	Quanta Services, Inc.(a)	1,752,750
51,200	RPC, Inc.	1,045,504
17,000	Schlumberger, Ltd.	1,657,500
39,400	UIL Holdings Corp.	1,450,314
		19,578,893
	Total Common Stocks (Cost $75,977,468)	89,849,280

Preferred Stocks: 1.02%
Germany: 1.02%
30,500	Sixt SE	960,964
	Total Preferred Stocks (Cost $932,570)	960,964
	Total Investments: 96.01% (Cost $76,910,038)	90,810,244
	Net Other Assets and Liabilities: 3.99%	3,772,861
	Net Assets: 100.00%	$94,583,105

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $530,840 representing 0.56% of net assets.

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Portfolio of Investments (Note 1)

Forward High Yield Bond Fund

March 31, 2014 (Unaudited)

Principal Amount		Value (Note 1)
Corporate Bonds: 96.97%
Basic Materials: 6.27%
	ArcelorMittal, Sr. Unsec. Notes
$1,750,000	5.750%, 08/05/20	$1,868,125
	Exopack Holdings SA, Sr. Unsec. Notes
1,500,000	7.875%, 11/01/19(a)	1,597,500
	HIG BBC Intermediate Holdings Llc/HIG BBC Holdings Corp., Sr. Unsec. PIK Notes
1,500,000	10.500% (or 11.250% PIK), 09/15/18(a)(b)	1,509,375
	INEOS Group Holdings SA, Sr. Unsec. Notes
1,750,000	6.125%, 08/15/18(a)	1,822,187
	Rockwood Specialties Group, Inc., Sr. Unsec. Notes
1,705,000	4.625%, 10/15/20	1,768,938
		8,566,125
Communications: 14.23%
	Cablevision Systems Corp., Sr. Unsec. Notes
1,750,000	5.875%, 09/15/22	1,793,750
	CCO Holdings Llc/CCO Holdings Capital Corp., Sr. Unsec. Notes
1,750,000	6.500%, 04/30/21	1,861,563
	Digicel Group, Ltd., Sr. Unsec. Notes
1,750,000	8.250%, 09/30/20(a)	1,876,875
	DISH DBS Corp., Sr. Unsec. Notes
1,750,000	5.125%, 05/01/20	1,828,750
	Gannett Co. Inc., Sr. Unsec. Notes
1,800,000	6.375%, 10/15/23(a)	1,914,750
	Gray Television, Inc., Sr. Unsec. Notes
2,000,000	7.500%, 10/01/20	2,180,000
	Level 3 Financing, Inc., Sr. Unsec. Notes
1,550,000	6.125%, 01/15/21(a)	1,639,125
	Sprint Corp., Sr. Unsec. Notes
2,000,000	7.125%, 06/15/24(a)	2,105,000

	T-Mobile USA, Inc., Sr. Unsec. Notes
2,000,000	6.500%, 01/15/24	2,100,000
	Windstream Corp., Sr. Unsec. Notes
2,000,000	7.750%, 10/01/21	2,160,000
		19,459,813
Consumer Cyclical: 19.00%
	Air Canada 2013-1 Class B Pass Through Trust, Second Lien Notes
1,657,000	5.375%, 05/15/21(a)	1,681,855
	Air Canada, Second Lien Notes
1,950,000	8.750%, 04/01/20(a)	2,123,063
	Ashton Woods USA Llc/Ashton Woods Finance Co., Sr. Unsec. Notes
1,750,000	6.875%, 02/15/21(a)	1,754,375
	General Motors Co., Sr. Unsec. Notes
1,925,000	4.875%, 10/02/23(a)	1,982,750
	Intrepid Aviation Group Holdings Llc/Intrepid Finance Co., Sr. Unsec. Notes
2,000,000	6.875%, 02/15/19(a)	2,075,000
	Landry’s Holdings II, Inc., Sr. Unsec. Notes
1,750,000	10.250%, 01/01/18(a)	1,881,249
	Lennar Corp., Sr. Unsec. Notes
2,000,000	4.500%, 06/15/19	2,040,000
	MGM Resorts International, Sr. Unsec. Notes
1,705,000	6.625%, 12/15/21	1,877,631
	Michaels Stores, Inc., Sr. Unsub. Notes
1,750,000	5.875%, 12/15/20(a)	1,774,063
	Pantry, Inc., Sr. Unsec. Notes
1,675,000	8.375%, 08/01/20	1,817,375
	Penske Automotive Group, Inc., Sr. Sub. Notes
1,535,000	5.750%, 10/01/22	1,611,750
	Rite Aid Corp., Sr. Unsec. Notes
1,750,000	9.250%, 03/15/20	2,001,562
	Tops Holding II Corp., Sr. Unsec. Notes
1,500,000	8.750%, 06/15/18	1,573,125
	Wynn Macau, Ltd., Sr. Unsec. Notes
1,750,000	5.250%, 10/15/21(a)	1,785,000
		25,978,798

Consumer Non-Cyclical: 18.53%
	APX Group, Inc., Sec. Notes
1,875,000	6.375%, 12/01/19	1,921,875
	Beverages & More, Inc., Sec. Notes
1,785,000	10.000%, 11/15/18(a)	1,863,094
	Bumble Bee Acquisition Corp., First Lien Notes
1,722,000	9.000%, 12/15/17(a)	1,885,590
	C&S Group Enterprises Llc, Notes
1,292,000	8.375%, 05/01/17(a)	1,353,370
	CHS/Community Health Systems, Inc., First Lien Notes
1,755,000	5.125%, 08/15/18	1,847,138
	Fresenius Medical Care US Finance II, Inc., Sr. Unsec. Notes
1,500,000	5.625%, 07/31/19(a)	1,623,750
	Grifols Worldwide Operations, Ltd., Sr. Unsec. Notes
2,000,000	5.250%, 04/01/22(a)	2,050,000
	HCA, Inc., First Lien Notes
2,000,000	3.750%, 03/15/19	2,012,499
	HealthSouth Corp., Gtd. Notes
1,530,000	7.750%, 09/15/22	1,683,000
	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., Sr. Unsec. Notes
1,508,000	5.750%, 04/15/23	1,615,445
	Prospect Medical Holdings, Inc., Sec. Notes
1,700,000	8.375%, 05/01/19(a)	1,870,000
	Reynolds Group Issuer, Inc./Reynolds Group Issuer Llc/Reynolds Group Issuer Lu, First Lien Notes
1,750,000	5.750%, 10/15/20	1,841,875
	Smithfield Foods, Inc., Sr. Unsec. Notes
1,600,000	5.875%, 08/01/21(a)	1,664,000
	Valeant Pharmaceuticals International, Inc., Sr. Unsec. Notes
2,000,000	5.625%, 12/01/21(a)	2,105,000
		25,336,636
Energy: 13.26%
	Approach Resources, Inc., Sr. Unsec. Notes
2,050,000	7.000%, 06/15/21	2,121,749
	Atlas Energy Holdings Operating Co., Llc/Atlas Resource Finance Corp., Sr. Unsec. Notes
1,750,000	7.750%, 01/15/21	1,846,250
	Chaparral Energy, Inc., Sr. Unsec. Notes
1,850,000	7.625%, 11/15/22	2,011,875
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Sr. Unsec. Notes
1,772,000	6.000%, 12/15/20	1,865,030

	Legacy Reserves LP/Legacy Reserves Finance Corp., Sr. Unsec. Notes
610,000	8.000%, 12/01/20	655,750
1,002,000	6.625%, 12/01/21	1,004,505
	Murray Energy Corp., Sec. Notes
1,625,000	8.625%, 06/15/21(a)	1,718,438
	SESI Llc, Sr. Unsec. Notes
1,475,000	7.125%, 12/15/21	1,652,000
	Shelf Drilling Holdings, Ltd., Sec. Notes
1,575,000	8.625%, 11/01/18(a)	1,712,813
	Vanguard Natural Resources Llc/VNR Finance Corp., Sr. Unsec. Notes
1,500,000	7.875%, 04/01/20	1,623,750
	Whiting Petroleum Corp., Sr. Unsec. Notes
1,800,000	5.000%, 03/15/19	1,912,500
		18,124,660
Financials: 13.13%
	Aircastle, Ltd., Sr. Unsec. Notes
1,700,000	5.125%, 03/15/21	1,706,375
	Ally Financial, Inc., Sr. Unsec. Notes
2,000,000	3.500%, 01/27/19	2,002,500
	CIT Group, Inc., Sr. Unsec. Notes
1,575,000	5.000%, 08/15/22	1,640,959
	EPR Properties, Sr. Unsec. Notes
1,500,000	7.750%, 07/15/20	1,777,445
	General Motors Financial Co., Inc., Sr. Unsec. Notes
1,750,000	4.250%, 05/15/23	1,732,500
	Hunt Cos. Inc., Sec. Notes
1,475,000	9.625%, 03/01/21(a)	1,519,250
	International Lease Finance Corp., Sr. Unsec. Notes
2,000,000	4.625%, 04/15/21	2,003,750
	Kennedy-Wilson, Inc., Sr. Unsec. Notes
690,000	8.750%, 04/01/19	757,275
1,000,000	5.875%, 04/01/24	1,002,500
	Provident Funding Associates LP/PFG Finance Corp., Sr. Notes
1,820,000	10.125%, 02/15/19(a)	1,997,450
	Rialto Holdings Llc/Rialto Corp., Sr. Unsec. Notes
1,750,000	7.000%, 12/01/18(a)	1,805,781
		17,945,785

Industrials: 8.45%
	Aviation Capital Group Corp., Sr. Unsec. Notes
1,615,000	6.750%, 04/06/21(a)	1,796,064
	Iracore International Holdings, Inc., Sec. Notes
1,500,000	9.500%, 06/01/18(a)	1,601,250
	Liberty Tire Recycling, Gtd. Notes
1,425,000	11.000%, 10/01/16(a)	1,396,500
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Sr. Unsec. Notes
1,700,000	7.250%, 02/15/21(a)	1,791,375
	Neovia Logistics Intermediate Holdings Llc, Sr. Unsec. PIK Notes
1,500,000	10.000% (or 10.750% PIK), 02/15/18(a)	1,522,500
	Packaging Dynamics Corp., First Lien Notes
1,500,000	8.750%, 02/01/16(a)	1,542,188
	Zachry Holdings, Inc., Sr. Unsec. Notes
1,750,000	7.500%, 02/01/20(a)	1,903,125
		11,553,002
Technology: 2.67%
	Activision Blizzard, Inc., Sr. Unsec. Notes
1,768,000	5.625%, 09/15/21(a)	1,896,180
	BCP Singapore VI Cayman Financing Co., Ltd., Sec. Notes
1,725,000	8.000%, 04/15/21(a)	1,759,500
		3,655,680
Utilities: 1.43%
	NRG Energy, Inc., Sr. Unsec. Notes
1,900,000	6.250%, 07/15/22(a)	1,961,750
	Total Corporate Bonds (Cost $128,142,240)	132,582,249
Municipal Bonds: 0.77%
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001-B-1
1,000,000	7.000%, 01/01/16(b)	1,049,590
	Total Municipal Bonds (Cost $1,022,856)	1,049,590
	Total Investments: 97.74% (Cost $129,165,096)	133,631,839
	Net Other Assets and Liabilities: 2.26%	3,082,956
	Net Assets: 100.00%	$136,714,795

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $67,861,135, representing 49.64% of net assets.
(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
03/01/2012	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001-B-1 7.000%, 01/01/16(b)	$1,022,856	$1,049,590	0.77%
03/18/2014	HIG BBC Intermediate Holdings Llc/HIG BBC Holdings Corp., Sr. Unsec. PIK Notes 10.500% (or 11.250% PIK), 09/15/18(a)(b)	1,500,000	1,509,375	1.10%
		$2,522,856	$2,558,965	1.87%

Investment Abbreviations:

Gtd.—Guaranteed

PIK—Payment in-kind

Sec.—Secured

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Unsub.—Unsubordinated

Portfolio of Investments (Note 1)

Forward International Dividend Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 94.83%
Australia: 0.52%
1,500,000	NRW Holdings, Ltd.	$1,474,571
Belgium: 1.00%
44,225	EVS Broadcast Equipment SA	2,865,392
Brazil: 1.53%
559,200	BM&F Bovespa SA	2,775,051
38,483	Cia de Saneamento Basico do Estado de Sao Paulo(a)	357,015
100,000	Mills Estruturas e Servicos de Engenharia SA	1,227,854
		4,359,920
Canada: 4.13%
54,200	Bank of Nova Scotia(b)	3,144,684
100,000	Dundee Industrial REIT	850,294
253,440	Holloway Lodging Corp.(b)	889,504
198,000	Suncor Energy, Inc.	6,915,224
		11,799,706
China: 1.67%
3,500,000	China Machinery Engineering Corp., Class H	2,513,376
69,800	Mindray Medical International, Ltd., ADR(b)	2,258,728
		4,772,104
Egypt: 0.99%
116,500	Eastern Tobacco	2,842,503
France: 6.82%
57,500	Danone SA(b)	4,066,121
69,817	Lagardere SCA	2,772,020
14,400	LVMH Moet Hennessy Louis Vuitton SA(b)	2,617,659
490,000	Natixis	3,598,702
52,982	Orpea(b)	3,514,518
84,000	SCOR SE	2,939,369
		19,508,389
Germany: 5.85%
38,200	Bayer AG, Sponsored ADR(b)	5,166,932
67,617	Deutsche Beteiligungs AG	1,879,828
622,398	RIB Software AG	9,689,197
		16,735,957

Hong Kong: 6.53%
1,139,050	BOC Hong Kong Holdings, Ltd.(b)	3,245,408
69,445,500	CSI Properties, Ltd.(b)	2,462,130
2,848,486	Dorsett Hospitality International, Ltd.	539,841
2,085,875	First Pacific Co., Ltd.	2,073,370
13,338,000	Future Bright Holdings, Ltd.(b)	6,551,638
3,982,000	Guangdong Investment, Ltd.(b)	3,804,115
		18,676,502
Indonesia: 3.61%
4,429,150	Bank Mandiri Persero Tbk PT	3,684,460
12,542,207	PT Astra Graphia Tbk	2,031,484
14,281,505	PT Kalbe Farma Tbk	1,841,761
11,877,500	PT Media Nusantara Citra Tbk	2,749,809
		10,307,514
Ireland: 0.53%
18,900	Accenture Plc, Class A	1,506,708
Italy: 4.63%
399,237	Danieli & Co. Officine Meccaniche SpA	9,185,196
133,700	Gtech Spa	4,061,450
		13,246,646
Japan: 10.31%
195,000	Accordia Golf Co., Ltd.(b)	2,191,542
310,000	Astellas Pharma, Inc.	3,676,210
820,000	Dynam Japan Holdings Co., Ltd.(b)	2,447,367
236,000	Fujitec Co., Ltd.	3,194,226
42,000	Japan Tobacco, Inc.(b)	1,318,413
80,000	KDDI Corp.(b)	4,631,885
249,400	Kuraray Co., Ltd.(b)	2,851,252
42,000	Santen Pharmaceutical Co., Ltd.(b)	1,863,683
841,500	VT Holdings Co., Ltd.(b)	4,638,991
102,000	Zenkoku Hosho Co., Ltd.	2,690,946
		29,504,515
Macau: 0.70%
565,200	MGM China Holdings, Ltd.	1,992,938
Malaysia: 0.96%
498,000	Malaysia Airports Holdings Bhd	1,220,028
2,500,000	Oldtown Bhd	1,515,847
		2,735,875
Mexico: 0.39%
12,000	Fomento Economico Mexicano SAB de CV, Sponsored ADR(b)	1,118,880
Netherlands: 1.66%
107,000	Ziggo NV(b)	4,753,950

Norway: 2.08%
141,999	Gjensidige Forsikring ASA	2,888,453
359,100	Orkla ASA	3,061,568
		5,950,021
Pakistan: 0.10%
22,100	HUB Power Co., Ltd., Sponsored GDR(c)	298,129
Peru: 1.35%
27,950	Credicorp, Ltd.(b)	3,854,864
Philippines: 1.98%
6,250,000	First Gen Corp.	2,614,561
2,000,000	Robinsons Retail Holdings, Inc.(a)	3,032,668
		5,647,229
Russia: 1.12%
334,783	Hydraulic Machines and Systems Group Plc, GDR(c)	458,653
49,135	LUKOIL OAO, Sponsored ADR(b)	2,747,875
		3,206,528
Singapore: 2.93%
143,000	China Yuchai International, Ltd.(b)	3,028,740
2,598,600	OSIM International, Ltd.(b)	5,350,484
		8,379,224
South Korea: 1.24%
86,000	Grand Korea Leisure Co., Ltd.	3,534,689
Spain: 1.39%
413,907	Banco Santander SA, Sponsored ADR	3,965,229
Sri Lanka: 1.10%
1,800,733	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	1,336,428
1,461,149	Hatton National Bank Plc, Non-Voting Depository Receipt	1,341,529
17,918,874	Piramal Glass Ceylon Plc	466,138
		3,144,095
Sweden: 5.36%
167,200	Investor AB, Class B	6,050,128
377,000	Nordea Bank AB	5,347,187
519,700	TeliaSonera AB	3,918,446
		15,315,761
Switzerland: 7.01%
41,230	Novartis AG, ADR(b)	3,505,375
12,800	Partners Group Holding AG	3,596,539
144,800	Roche Holdings, Ltd., Sponsored ADR(b)	5,461,856
98,650	Syngenta AG, ADR(b)	7,475,696
		20,039,466

Taiwan: 2.16%
994,000	Kinik Co.	3,159,649
1,500,000	Wah Lee Industrial Corp.	3,004,679
		6,164,328
Thailand: 4.31%
45,305,325	Jasmine International Pcl	11,033,048
4,300,000	Thai Tap Water Supply Pcl	1,285,758
		12,318,806
Turkey: 1.34%
1,101,866	Anadolu Hayat Emeklilik AS	2,410,025
164,700	Koza Altin Isletmeleri AS	1,427,857
		3,837,882
Ukraine: 0.41%
90,000	MHP SA, GDR(c)	1,183,500
United Kingdom: 7.02%
179,600	Barclays Plc, Sponsored ADR	2,819,720
100,000	Dunelm Group Plc	1,576,280
46,000	Ensco Plc, Class A(b)	2,427,880
70,100	HSBC Holdings Plc, Sponsored ADR	3,563,182
700,000	Stock Spirits Group Plc(a)	3,439,725
40,497	WPP Group Plc, Sponsored ADR(b)	4,174,431
100,000	WPP Plc	2,062,251
		20,063,469
United States: 0.07%
7,046	Arlington Asset Investment Corp., Class A	186,578
Vietnam: 2.03%
435,000	FPT Corp.	1,443,299
2,137,500	Military Commercial Joint Stock Bank	1,610,914
412,700	Viet Nam Dairy Products JSC	2,758,179
		5,812,392
	Total Common Stocks (Cost $234,904,707)	271,104,260
Loan Participation Notes: 0.77%
Pakistan: 0.77%
4,078,645	HUB Power Co., Ltd, Sponsored GDR (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 05/05/16	2,206,120
	Total Loan Participation Notes (Cost $2,366,928)	2,206,120
Preferred Stocks: 2.30%
Brazil: 0.87%
	Braskem SA
315,906	Series A(a)	2,479,632

Germany: 1.25%
113,404	Sixt SE	3,573,022
United States: 0.18%
	Gramercy Property Trust, Inc.
21,027	Series A, 8.125%	523,362
	Total Preferred Stocks (Cost $6,022,611)	6,576,016

Principal Amount
Collateralized Mortgage Obligations: 2.08%
United States: 2.08%
	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class C
$1,000,000	5.137%, 10/12/42(d)	1,021,865
	FHLMC, REMICS
8,410,294	2.500%, 04/15/28(e)	871,205
2,769,833	3.000%, 06/15/26(e)	298,430
2,248,478	3.000%, 06/15/27(e)	296,783
1,346,679	3.000%, 09/15/31(e)	192,672
1,520,810	3.500%, 04/15/30(e)	151,850
516,087	4.000%, 07/15/23(e)	20,162
1,487,233	4.000%, 12/15/23(e)	105,274
5,387,675	4.000%, 04/15/36(e)	534,452
419,056	5.000%, 02/15/24(e)	35,743
566,485	7.045%, 09/15/26(d)(e)	94,174
	FHLMC, STRIP
2,746,812	6.500%, 02/01/28(e)	599,275
	FNMA, REMICS
4,305,191	3.000%, 06/25/27(e)	542,067
360,637	3.000%, 09/25/27(e)	44,472
682,932	4.500%, 12/25/20(e)	48,040
546,336	5.946%, 07/25/40(d)(e)	105,099
2,538,661	6.326%, 04/25/42(d)(e)	479,200
535,332	6.526%, 07/25/41(d)(e)	85,041
656,537	7.646%, 04/25/32(d)(e)	145,971
	GNMA, REMICS
734,013	5.976%, 02/16/36(d)(e)	84,540
1,025,681	6.445%, 09/16/33(d)(e)	175,817
		5,932,132
	Total Collateralized Mortgage Obligations (Cost $6,951,683)	5,932,132
Corporate Bonds: 1.37%
Canada: 0.38%
	Air Canada, First Lien Notes
1,000,000	6.750%, 10/01/19(f)	1,078,750

United States: 0.99%
	Easton-Bell Sports, Inc., First Lien Notes
1,000,000	9.750%, 12/01/16	1,055,020
	JC Penney Corp., Inc., Sr. Unsec. Notes
1,000,000	7.400%, 04/01/37	782,500
	NRG REMA Llc, Series C, Sec. Notes
1,000,000	9.681%, 07/02/26	1,000,000
		2,837,520
	Total Corporate Bonds (Cost $3,773,796)	3,916,270
	Total Investments: 101.35% (Cost $254,019,725)	289,734,798
	Net Other Assets and Liabilities: (1.35)%	(3,876,598)
	Net Assets: 100.00%	$285,858,200

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $68,961,654, representing 24.12% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,940,282, representing 0.68% of net assets.
(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2014.
(e)	Interest only security.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,078,750, representing 0.38% of net assets.

Investment Abbreviations:

ADR—American Depositary Receipt

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GDR—Global Depositary Receipt

GNMA—Government National Mortgage Association

REIT—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduits

Sec.—Secured

Sr.—Senior

STRIP—Separate Trading of Registered Interest and Principal of Securities

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward International Real Estate Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 97.23%
Australia: 2.94%
852,580	Aspen Group	$972,543
91,000	Charter Hall Group	336,730
1,867,418	Cromwell Property Group	1,662,575
103,111	Peet, Ltd.(a)	135,788
		3,107,636
Canada: 9.28%
40,700	Boardwalk REIT	2,232,517
310,200	Dundee Industrial REIT	2,637,612
109,900	Dundee REIT, Class A	2,888,914
586,075	Holloway Lodging Corp.	2,056,962
		9,816,005
China: 3.55%
600,000	China Resources Land, Ltd.	1,316,573
700,000	Guangzhou R&F Properties Co., Ltd., Class H	1,008,960
36,471,000	Lai Fung Holdings, Ltd.	789,935
1,500,000	Yuexiu Property Co., Ltd.	309,418
1,500,000	Yuzhou Properties Co., Ltd.	332,624
		3,757,510
France: 5.93%
5,000	Gecina SA	664,720
9,000	ICADE	890,366
72,429	Klepierre	3,240,930
18,256	Societe Fonciere Lyonnaise SA	953,078
2,000	Unibail-Rodamco SE	519,377
		6,268,471
Hong Kong: 41.03%
1,844,000	Asia Orient Holdings, Ltd.	475,472
23,870,000	Asia Standard Hotel Group, Ltd.	2,677,355
6,236,000	Asia Standard International Group, Ltd.	1,696,379
9,400	China Motor Bus Co., Ltd.	74,531
6,200,000	Chuang’s Consortium International, Ltd.	759,363
374,004,116	CSI Properties, Ltd.	13,259,993
7,671,000	Dorsett Hospitality International, Ltd.	1,453,796
109,656,000	Lai Sun Development(a)	2,572,989
18,750,000	Magnificent Estates	894,411
2,183,000	New World Development Co., Ltd.	2,195,243
1,380,000	Regal REIT	386,076
984,000	Safety Godown Co., Ltd.	1,238,167
3,340,000	Soundwill Holdings, Ltd.	6,123,226
4,631,000	Sunlight REIT	1,731,438
750,000	Swire Properties, Ltd.	2,136,917
9,744,000	Wing Tai Properties, Ltd.	5,728,439
		43,403,795

Italy: 3.66%
3,000,000	Beni Stabili SpA	2,583,107
216,000	Immobiliare Grande Distribuzione	385,953
680,000	Prelios SpA(a)	670,754
800,000	Risanamento SpA(a)	233,210
		3,873,024
Japan: 2.18%
5,000	Daito Trust Construction Co., Ltd.	462,675
1,500	Japan Hotel REIT Investment Corp.	684,493
35,100	Meiwa Estate Co., Ltd.	143,168
30,000	Sekisui House, Ltd.	372,330
100,000	Takara Leben Co., Ltd.	309,064
50,000	Tosei Corp.	336,191
		2,307,921
Netherlands: 0.77%
74,488	Nieuwe Steen Investments NV	452,037
7,306	VastNed Retail NV	359,779
		811,816
Philippines: 3.88%
16,563,000	Empire East Land Holdings, Inc.(a)	336,098
13,000,000	Filinvest Land, Inc.	417,438
13,086,000	Global-Estate Resorts, Inc.(a)	536,921
11,000,000	Rockwell Land Corp.	416,992
8,148,000	Shang Properties, Inc.	585,050
1,300,000	Starmalls, Inc.(a)	101,751
14,534,000	Vista Land & Lifescapes, Inc.	1,707,976
		4,102,226
Poland: 0.31%
139,374	Globe Trade Centre SA(a)	332,326
Singapore: 6.79%
500,000	CapitaCommercial Trust	590,269
300,000	CapitaMall Trust	450,751
100,000	Keppel Land, Ltd.	267,112
2,000,000	Mapletree Commercial Trust	1,939,741
1,555,000	Sabana Shari’ah Compliant Industrial REIT	1,273,273
3,890,000	Starhill Global REIT	2,443,040
152,700	Wing Tai Holdings, Ltd.	222,149
		7,186,335
Spain: 4.70%
72,371	Melia Hotels International SA	931,220
537,000	NH Hoteles SA(a)	3,817,378
130,000	Realia Business SA(a)	219,392
		4,967,990
Sweden: 0.15%
10,274	Hemfosa Fastigheter AB(a)	158,738
United Kingdom: 12.06%
12,000	Berkeley Group Holdings Plc	524,148
50,000	British Land Co., Plc	545,154
140,000	Capital & Counties Properties Plc	816,898
40,000	Derwent London Plc	1,807,179

80,433	Development Securities Plc	313,778
150,000	Grainger Plc	602,671
100,000	Great Portland Estates Plc	1,051,965
223,000	Hammerson Plc	2,059,617
200,000	Land Securities Group Plc	3,404,298
160,000	Tritax Big Box REIT Plc(a)	284,401
79,858	Unite Group Plc	577,803
78,016	Workspace Group Plc	770,626
		12,758,538
	Total Common Stocks (Cost $104,460,223)	102,852,331
Rights: 0.14%
Hong Kong: 0.14%
727,667	New World Development Co., Ltd., Rights, Strike Price 6.20 HKD (expiring 04/14/14)(a)	150,102
	Total Rights (Cost $0)	150,102
	Total Investments: 97.37% (Cost $104,460,223)	103,002,433
	Net Other Assets and Liabilities: 2.63%	2,781,430
	Net Assets: 100.00%	$105,783,863

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

HKD—Hong Kong Dollar

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward International Small Companies Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 93.64%
Australia: 4.77%
183,829	ALS, Ltd.	$1,249,644
220,764	carsales.com, Ltd.	2,221,398
452,097	iSelect, Ltd.(a)	477,975
240,589	Navitas, Ltd.	1,628,798
379,797	SAI Global, Ltd.	1,444,122
395,194	Treasury Wine Estates, Ltd.	1,293,759
232,964	Virtus Health, Ltd.	1,572,855
		9,888,551
Belgium: 0.61%
44,673	ThromboGenics NV(a)	1,262,885
China: 1.21%
1,868,000	Goodbaby International Holdings, Ltd.	997,037
742,000	Minth Group, Ltd.	1,511,455
		2,508,492
Denmark: 3.12%
52,668	D/S Norden AS	2,244,976
44,895	FLSmidth & Co., AS	2,264,901
48,118	SimCorp AS	1,953,363
		6,463,240
Finland: 1.01%
48,562	Cargotec Oyj, Class B	2,090,681
France: 6.92%
167,937	Altran Technologies SA	1,898,768
19,685	Ingenico SA	1,841,121
22,976	Neopost SA	1,814,353
91,568	Peugeot SA(a)	1,727,615
101,205	Societe Television Francaise 1	1,673,109
46,641	Teleperformance SA	2,704,185
149,587	UBISOFT Entertainment(a)	2,679,035
		14,338,186
Germany: 10.38%
58,060	Aareal Bank AG(a)	2,553,578
157,740	Aixtron SE(a)	2,579,489
126,467	Dialog Semiconductor Plc(a)	3,123,911
22,318	Gerresheimer AG	1,444,319
9,923	Krones AG	947,639
20,032	MorphoSys AG(a)	1,857,293
26,814	MTU Aero Engines AG	2,492,006

17,855	Pfeiffer Vacuum Technology AG	2,181,111
154,736	TUI AG	2,579,395
18,577	Vossloh AG	1,755,150
		21,513,891
Hong Kong: 2.49%
535,500	Samsonite International SA	1,656,933
800,000	Techtronic Industries Co., Ltd.	2,227,809
1,578,000	Xinyi Glass Holdings, Ltd.	1,283,721
		5,168,463
Ireland: 0.95%
81,342	Smurfit Kappa Group Plc	1,972,280
Italy: 4.87%
54,715	Azimut Holding SpA	1,952,303
84,780	Banco Popolare SC(a)	1,843,069
239,526	Credito Emiliano SpA	2,382,490
68,211	Prysmian SpA	1,697,123
105,284	Safilo Group SpA(a)	2,223,544
		10,098,529
Japan: 23.97%
392,000	77 Bank, Ltd.	1,762,225
39,300	Ain Pharmaciez, Inc.	1,818,122
51,800	CyberAgent, Inc.	1,982,367
60,759	Daiseki Co., Ltd.	1,047,823
23,900	Disco Corp.	1,486,586
23,100	Don Quijote Co., Ltd.	1,192,879
99,100	Glory, Ltd.	2,716,213
59,900	Goldcrest Co., Ltd.	1,264,565
102,000	Hitachi Capital Corp.	2,182,008
51,807	Hoshizaki Electric Co., Ltd.	1,957,538
485	Hulic REIT, Inc.(a)	662,549
36,400	Itochu Techno-Solutions Corp.	1,535,843
3,223	Japan Hotel REIT Investment Corp.	1,470,748
31,400	Japan Petroleum Exploration Co., Ltd.	1,044,993
84,888	JSR Corp.	1,573,325
179,500	JTEKT Corp.	2,667,761
68,300	Kanamoto Co., Ltd.	1,998,411
40,100	Miraca Holdings, Inc.	1,756,063
91,400	Nabtesco Corp.	2,102,249
765	Nippon Prologis REIT, Inc.	1,543,119
47,100	Nissha Printing Co., Ltd.(a)	620,151
67,900	Pola Orbis Holdings, Inc.	2,700,475
424,300	Sapporo Holdings, Ltd.	1,669,000
63,200	Sundrug Co., Ltd.	2,887,061
45,500	TDK Corp.	1,899,966
246,400	Tokyo Steel Manufacturing Co., Ltd.	1,322,536
182,400	Tokyo Tatemono Co., Ltd.	1,563,959
88,949	Toshiba Plant Systems & Services Corp.	1,325,423
120,600	Yokogawa Electric Corp.	1,947,781
		49,701,739
Netherlands: 1.22%
29,638	Nutreco NV	1,316,800
34,551	TKH Group NV	1,206,646
		2,523,446

New Zealand: 1.51%
718,644	Telecom Corp. of New Zealand, Ltd.	1,521,771
458,697	Trade Me Group, Ltd.	1,620,191
		3,141,962
Norway: 1.01%
63,976	TGS NOPEC Geophysical Co., ASA	2,097,346
Portugal: 0.89%
234,121	Zon Optimus SGPS SA	1,838,469
Singapore: 1.34%
902,000	ComfortDelGro Corp., Ltd.	1,423,380
1,024,000	Suntec REIT	1,351,332
		2,774,712
Spain: 2.82%
229,492	Bankinter SA	1,846,382
192,947	Gamesa Corporation Tecnologica SA(a)	2,094,621
124,986	Jazztel Plc(a)	1,900,954
		5,841,957
Sweden: 2.01%
54,962	Modern Times Group AB, Class B	2,566,246
207,981	SSAB AB, Class A	1,605,416
		4,171,662
Switzerland: 1.92%
37,268	BKW AG	1,319,482
5,916	Kuoni Reisen Holding AG, Class B	2,656,696
		3,976,178
United Kingdom: 20.62%
57,499	Aveva Group Plc	2,007,284
413,462	Barratt Developments Plc	2,843,357
405,931	BBA Aviation Plc	2,245,435
122,857	Daily Mail & General Trust Plc NV, Class A	1,779,883
45,461	Derwent London Plc	2,053,904
106,884	Domino Printing Sciences Plc	1,401,468
700,029	EnQuest Plc(a)	1,447,137
241,406	Foxtons Group Plc(a)	1,446,834
269,120	Halfords Group Plc	2,071,914
239,747	Henderson Group Plc	1,052,388
139,913	Hunting Plc	2,009,487
228,188	IG Group Holdings Plc	2,387,142
322,547	Informa Plc	2,841,907
232,899	International Personal Finance Plc	1,987,968
511,033	Melrose Plc	2,529,478
370,450	Mitchells & Butlers Plc(a)	2,814,983
754,772	Moneysupermarket.com Group Plc	2,354,298
570,471	Premier Farnell Plc	2,224,516
221,554	Premier Oil Plc	1,089,246
413,968	RPS Group Plc	2,157,384
35,942	Spirax-Sarco Engineering Plc	1,731,697
20,517	St. James’s Place Capital Plc	282,189
		42,759,899
	Total Common Stocks (Cost $145,164,170)	194,132,568

Exchange-Traded Funds: 1.98%
United States: 1.98%
78,839	iShares® MSCI EAFE Small Cap Index Fund	4,115,396
	Total Exchange-Traded Funds (Cost $3,814,348)	4,115,396
Preferred Stocks: 1.95%
Germany: 1.06%
17,856	Draegerwerk AG & Co. KGAA	2,193,286
Italy: 0.89%
268,216	Unipol Gruppo Finanziario SpA	1,854,939
	Total Preferred Stocks (Cost $3,639,305)	4,048,225
Rights: 0.35%
Italy: 0.35%
84,780	Banco Popolare SC, Rights, Strike Price $9.00 (expiring 04/17/14)(a)	721,810
	Total Rights (Cost $0)	721,810
	Total Investments: 97.92% (Cost $152,617,823)	203,017,999
	Net Other Assets and Liabilities: 2.08%	4,304,302
	Net Assets: 100.00%	$207,322,301

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

EAFE—Europe, Australasia, Far East

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Investment Grade Fixed-Income Fund

March 31, 2014 (Unaudited)

Principal Amount		Value (Note 1)
Agency Pass-Through Securities: 1.41%
Federal National Mortgage Association (FNMA): 1.41%
	FNMA
$ 174,261	2.450%, 05/01/34(a)	$178,733
141,185	6.000%, 03/01/33	153,406
		332,139
	Total Agency Pass-Through Securities (Cost $311,255)	332,139
Asset-Backed Securities: 3.75%
	ACE Securities Corp., Series 2004-HE4, Class M1
379,602	1.054%, 12/25/34(a)	341,313
	Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A
59,321	0.644%, 07/25/35(a)	58,934
	Falcon Franchise Loan Llc, Series 2003-1, Class C
250,000	4.100%, 01/05/25(b)(c)(d)	8,511
	Home Equity Mortgage Trust, Series 2006-2, Class 1A1
159,346	5.367%, 07/25/36(e)	62,119
	Small Business Administration Participation Certificates, Series 2003-20E, Class 1
382,109	4.640%, 05/01/23	410,558
	Total Asset-Backed Securities (Cost $908,176)	881,435
Collateralized Mortgage Obligations: 10.09%
	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1
58,234,242	0.650%, 11/11/41(a)(d)(f)	410,435
	Collateralized Mortgage Securities Corp., Series I, Class 3
2,280	9.450%, 02/01/17	2,438
	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A6
536,112	6.000%, 05/25/36	447,570
	FHLMC, Series 2887, Class JD
143,928	4.500%, 03/15/19	151,018

	GNMA, Series 2002-28, Class IO
4,757,972	0.223%, 01/16/42(a)(b)(f)	39,187
	GNMA, Series 2003-64, Class XA
2,942,491	0.000%, 08/16/43(a)(b)(f)	29
	Harborview Mortgage Loan Trust, Series 2004-4, Class 3A
4,126	1.280%, 06/19/34(a)	3,990
	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
30,223	0.900%, 04/25/19(b)(f)	0
	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X
231,370,902	0.018%, 06/15/38(a)(d)(f)	86,301
	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3
700,000	0.534%, 08/25/35(a)	623,081
	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
11,519,879	0.667%, 11/15/26(a)(b)(f)	227,057
	Preferred Term Securities XIII, Inc.
656,683	1.803%, 03/24/34(a)(b)(c)(d)	377,365
	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1
1,643,607	1.109%, 11/13/36(a)(d)(f)	16
	Total Collateralized Mortgage Obligations (Cost $6,945,704)	2,368,487
Corporate Bonds: 26.84%
Banks: 2.72%
	Citigroup, Inc., Sr. Unsec. Notes
170,000	6.125%, 11/21/17	194,848
	HSBC Bank Plc, Sr. Unsec. Notes
200,000	0.618%, Perpetual Maturity(a)(g)	135,250
	VEB Finance Plc, Sr. Unsec. Notes
300,000	5.375%, 02/13/17(d)	307,875
		637,973
Brokerage: 4.95%
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
300,000	6.150%, 04/01/18	343,346
	Lehman Brothers Holdings, Sr. Escrow Notes
1,300,000	0.000%, 05/02/18	320,125
	Morgan Stanley, Sr. Unsec. Notes
500,000	0.719%, 10/15/15(a)	500,427
		1,163,898
Communications: 0.93%
	Sprint Capital Corp., Sr. Unsec. Notes
100,000	6.900%, 05/01/19	110,250
	Verizon Communications, Inc., Sr. Unsec. Notes
100,000	5.150%, 09/15/23	109,654
		219,904

Consumer, Cyclical: 0.85%
	Daimler Finance North America Llc, Sr. Unsec. Notes
200,000	0.585%, 03/10/17(a)(b)(d)	200,261
Finance-Consumer Loans: 1.26%
	SLM Corp., Sr. Unsec. Medium-Term Notes
250,000	8.450%, 06/15/18	295,313
Finance-Other: 3.71%
	NLV Financial Corp., Sr. Notes
250,000	7.500%, 08/15/33(b)(d)	266,390
	TNK-BP Finance SA, Co., Gtd. Notes
300,000	6.625%, 03/20/17(h)	322,875
	Transneft Via TransCapitalInvest Ltd., Sec. Notes
240,000	8.700%, 08/07/18(h)	281,400
		870,665
Financials: 9.05%
	Ally Financial, Inc., Gtd. Notes
100,000	3.635%, 06/20/14(a)	100,850
	Bank of America Corp., Sr. Unsec. Notes
500,000	5.000%, 01/15/15	517,356
	Citigroup, Inc., Sr. Unsec. Notes
300,000	0.775%, 03/10/17(a)	299,526
	Ford Motor Credit Co. Llc
400,000	1.333%, 08/28/14(a)	401,589
	Goldman Sachs Group, Inc., Sr. Medium-Term Unsec. Notes
200,000	1.336%, 11/15/18(a)	202,024
	JPMorgan Chase & Co., Sr. Unsec. Medium-Term Notes
600,000	0.854%, 02/26/16(a)	603,161
		2,124,506
Industrial-Energy: 1.31%
	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes
300,000	5.999%, 01/23/21(d)	307,125
Industrial-Other: 0.25%
	Canal Point II, Ltd., Sec. Note, Series AI
1,609,624	0.000%, 06/25/14(b)(c)	59,039
Non-Captive Diversified: 1.50%
	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes
325,000	6.900%, 09/15/15	352,132
Utilities: 0.31%
	MP Environmental Funding Llc, Series A1
73,219	4.982%, 07/15/14	73,325
	Total Corporate Bonds (Cost $8,418,155)	6,304,141

Municipal Bonds: 3.01%
	Buckeye Tobacco Settlement Financing Authority, Sr. Turbo Revenue Bonds, Series A-2
500,000	6.500%, 06/01/47	435,815
	Los Angeles California Community College District, General Obligation Unlimited, Build America Bonds
200,000	6.750%, 08/01/49	270,972
	Total Municipal Bonds (Cost $566,182)	706,787
U.S. Treasury Bonds & Notes: 55.09%
	U.S. Treasury Bonds STRIP Coupon
36	0.000%, 11/15/17(i)	34
	U.S. Treasury Inflation Indexed Bonds
101,328	0.125%, 01/15/23	98,114
809,440	0.125%, 04/15/18	828,728
915,363	0.125%, 07/15/22	897,234
124,081	2.375%, 01/15/25	146,270
	U.S. Treasury Notes
100,000	0.250%, 03/31/15	100,117
400,000	0.250%, 02/28/15	400,445
2,800,000	1.375%, 09/30/18	2,776,046
1,000,000	1.500%, 02/28/19	990,391
2,000,000	1.750%, 05/15/23	1,853,204
400,000	1.750%, 10/31/20	388,500
500,000	1.750%, 05/15/22	471,914
100,000	1.875%, 06/30/20	98,543
100,000	2.000%, 02/15/22	96,707
100,000	2.500%, 08/15/23	98,594
100,000	2.750%, 11/15/23	100,469
3,300,000	3.625%, 02/15/21	3,590,813
	Total U.S. Treasury Bonds & Notes (Cost $13,077,520)	12,936,123
	Total Investments: 100.19% (Cost $30,226,992)	23,529,112
	Net Other Assets and Liabilities: (0.19)%	(45,095	)(j)
	Net Assets: 100.00%	$23,484,017

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2014.
(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(c)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,964,280, representing 8.36% of net assets.
(e)	Represents a step-up bond. Rate disclosed is as of March 31, 2014.
(f)	Interest only security.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $604,275, representing 2.57% of net assets.
(i)	Principal only security.
(j)	Includes cash which is being held as collateral for futures contracts.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
10/03/07-04/10/08	Canal Point II, Ltd., Sec. Note, Series AI
	0.000%, 06/25/14(b)(c)	$1,591,774	$59,039	0.25%
03/03/14	Daimler Finance North America Llc, Sr. Unsec. Notes
	0.585%, 03/10/17(a)(b)(d)	200,000	200,261	0.85%
12/29/11	Falcon Franchise Loan Llc, Series 2003-1, Class C
	4.100%, 01/05/25(b)(c)(d)	0	8,511	0.04%
07/24/06-08/01/06	GNMA, Series 2002-28, Class IO
	0.223%, 01/16/42(a)(b)(f)	875,358	39,187	0.17%
05/17/07	GNMA, Series 2003-64, Class XA
	0.000%, 08/16/43(a)(b)(f)	441,032	29	0.00	%(k)
03/30/06	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
	0.900%, 04/25/19(b)(f)	72,218	0	0.00%
03/29/06	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
	0.667%, 11/15/26(a)(b)(f)	561,170	227,057	0.97%
01/18/07	NLV Financial Corp., Sr. Notes
	7.500%, 08/15/33(b)(d)	274,745	266,390	1.13%
10/03/06-03/27/13	Preferred Term Securities XIII, Inc.
	1.803%, 03/24/34(a)(b)(c)(d)	646,892	377,365	1.61%
		$4,663,189	$1,177,839	5.02%

(k)	Less than 0.005%.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
Eurodollar 90 Day Future	Long	34	06/16/15	$8,445,175	$1,601
Eurodollar 90 Day Future	Long	4	09/15/15	991,150	(1,605)
Eurodollar 90 Day Future	Long	4	03/15/16	985,500	(1,707)
U.S. 5 Yr. Note Future	Long	40	07/01/14	4,758,124	(30,386)
Total Futures Contracts				$15,179,949	$(32,097)

Investment Abbreviations:

FHLMC—Federal Home Loan Mortgage Corporation

GNMA—Government National Mortgage Association

Gtd.—Guaranteed

IO—Interest Only

Sec.—Secured

Sr.—Senior

STRIP—Separate Trading of Registered Interest and Principal of Securities

Unsec.—Unsecured

Consolidated Portfolio of Investments (Note 1)

Forward Managed Futures Strategy Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 70.35%
30,030	Vanguard Mortgage-Backed Securities ETF	$1,552,551
19,350	Vanguard Short-Term Corporate Bond ETF	1,547,613
50,800	Vanguard Short-Term Government Bond ETF	3,091,688
	Total Exchange-Traded Funds (Cost $6,184,162)	6,191,852
	Total Investments: 70.35%
	(Cost $6,184,162)	6,191,852
	Net Other Assets and Liabilities: 29.65%	2,609,699	(a)
	Net Assets: 100.00%	$8,801,551

Percentages are stated as a percent of net assets.

(a)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund (Pays)/Receives		Fund (Pays)/Receives		Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Credit Suisse	CS Multi Asset Futures Total Return Index	125 Bps		(Total Return	)	04/02/14	$(600,000)	$8,418
Credit Suisse	CS Multi Asset Futures Total Return Index	(125 Bps	)	Total Return		04/02/14	14,449,668	(260,662)
Total of Total Return Swap Contracts							$13,849,668	$(252,244)

Investment Abbreviations:

Bps—Basis Points

ETF—Exchange-Traded Fund

Portfolio of Investments (Note 1)

Forward Real Estate Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 94.02%
Information Technology Services: 0.59%
3,700	Equinix, Inc.(a)	$683,908
Real Estate Operating/Development: 0.80%
48,877	Forest City Enterprises, Inc., Class A(a)	933,551
REITs-Apartments: 21.11%
38,220	American Campus Communities, Inc.	1,427,517
13,500	Apartment Investment & Management Co., Class A	407,970
13,766	Associated Estates Realty Corp.	233,196
45,358	AvalonBay Communities, Inc.	5,956,413
4,600	BRE Properties, Inc.	288,788
18,633	Camden Property Trust	1,254,746
137,823	Campus Crest Communities, Inc.	1,196,304
101,700	Equity Residential	5,897,583
12,300	Essex Property Trust, Inc.	2,091,615
14,500	Home Properties, Inc.	871,740
10,000	Mid-America Apartment Communities, Inc.	682,700
4,000	Post Properties, Inc.	196,400
20,000	Sun Communities, Inc.	901,800
209,818	Trade Street Residential, Inc.	1,590,420
60,300	UDR, Inc.	1,557,549
		24,554,741
REITs-Diversified: 5.99%
57,700	Armada Hoffler Properties, Inc.	579,308
43,590	First Potomac Realty Trust	563,183
63,861	Investors Real Estate Trust	573,472
67,166	Lexington Realty Trust	732,781
35,872	Vornado Realty Trust	3,535,544
85,055	Winthrop Realty Trust	985,787
		6,970,075
REITs-Healthcare: 8.10%
40,500	Healthcare REIT, Inc.	2,413,800
120,700	Medical Properties Trust, Inc.	1,543,753
20,218	Senior Housing Properties Trust	454,298
82,812	Ventas, Inc.	5,015,923
		9,427,774
REITs-Hotels: 5.81%
17,000	Chesapeake Lodging Trust	437,410
55,217	DiamondRock Hospitality Co.	648,800
22,800	Hospitality Properties Trust	654,816
227,092	Host Hotels & Resorts, Inc.	4,596,341
45,895	Summit Hotel Properties, Inc.	425,906
		6,763,273
REITs-Office Property: 22.32%
17,892	Alexandria Real Estate Equities, Inc.	1,298,244
27,700	BioMed Realty Trust, Inc.	567,573
34,194	Boston Properties, Inc.	3,916,239
33,500	Brandywine Realty Trust	484,410
135,265	Digital Realty Trust, Inc.	7,179,865

5,700	Douglas Emmett, Inc.	154,698
57,100	Franklin Street Properties Corp.	719,460
79,800	HCP, Inc.	3,095,442
50,573	Hudson Pacific Properties, Inc.	1,166,719
29,400	Liberty Property Trust	1,086,624
29,100	Mack-Cali Realty Corp.	604,989
62,070	Parkway Properties, Inc.	1,132,778
45,168	SL Green Realty Corp.	4,544,804
		25,951,845
REITs-Regional Malls: 11.65%
57,000	General Growth Properties, Inc.	1,254,000
39,500	Macerich Co.	2,462,035
56,375	Simon Property Group, Inc.	9,245,500
8,400	Taubman Centers, Inc.	594,636
		13,556,171
REITs-Shopping Centers: 6.85%
13,300	Agree Realty Corp.	404,453
21,400	AmREIT, Inc.	354,598
47,300	Brixmor Property Group, Inc.	1,008,909
11,700	Developers Diversified Realty Corp.	192,816
119,575	Excel Trust, Inc.	1,516,211
12,946	Federal Realty Investment Trust	1,485,165
32,903	Kimco Realty Corp.	719,918
113,400	Kite Realty Group Trust	680,400
105,581	Retail Properties of America, Inc., Class A	1,429,567
5,100	Tanger Factory Outlet Centers, Inc.	178,500
		7,970,537
REITs-Specialized: 0.64%
24,000	CoreSite Realty Corp.	744,000
REITs-Storage: 5.99%
14,800	Extra Space Storage, Inc.	717,948
30,500	Public Storage, Inc.	5,138,945
15,147	Sovran Self Storage, Inc.	1,112,547
		6,969,440
REITs-Warehouse/Industrial: 4.17%
108,896	ProLogis	4,446,224
21,200	Terreno Realty Corp.	400,892
		4,847,116
	Total Common Stocks
	(Cost $95,817,762)	109,372,431
	Total Investments: 94.02%
	(Cost $95,817,762)	109,372,431
	Net Other Assets and Liabilities: 5.98%	6,951,838
	Net Assets: 100.00%	$116,324,269

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Real Estate Long/Short Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 103.02%
Hotels & Motels: 0.19%
75,000	Overseas Union Enterprise, Ltd.	$133,556
Information Technology Services: 0.68%
2,600	Equinix, Inc.(a)	480,584
Real Estate Operating/Development: 4.23%
21,020,000	CSI Properties, Ltd.	745,246
49,430	Forest City Enterprises, Inc., Class A(a)(b)	944,113
102,000	Great Eagle Holdings, Ltd.	383,330
75,000	Hysan Development Co., Ltd.	326,339
226,000	Soundwill Holdings, Ltd.	414,326
14,000	Sun Hung Kai Properties, Ltd.	171,469
		2,984,823
REITs-Apartments: 25.06%
24,202	American Campus Communities, Inc.(b)	903,945
14,500	Apartment Investment & Management Co., Class A(b)	438,190
32,042	AvalonBay Communities, Inc.(b)	4,207,756
17,800	Camden Property Trust(b)	1,198,652
96,808	Campus Crest Communities, Inc.(b)	840,293
78,100	Equity Residential(b)	4,529,020
7,700	Essex Property Trust, Inc.(b)	1,309,385
17,100	Home Properties, Inc.(b)	1,028,052
7,000	Post Properties, Inc.(b)	343,700
196,842	Trade Street Residential, Inc.	1,492,062
53,308	UDR, Inc.(b)	1,376,946
		17,668,001
REITs-Diversified: 9.05%
64,200	Armada Hoffler Properties, Inc.	644,568
16,000	Astro Japan Property Group	55,644
50,607	First Potomac Realty Trust(b)	653,842
5,100	Gecina SA	678,014
94,634	Investors Real Estate Trust	849,813
67,834	Lexington Realty Trust(b)	740,069
19,237	Vornado Realty Trust(b)	1,896,000
74,782	Winthrop Realty Trust(b)	866,723
		6,384,673
REITs-Healthcare: 7.23%
32,900	Health Care REIT, Inc.(b)	1,960,841
77,900	Medical Properties Trust, Inc.	996,341
24,066	Senior Housing Properties Trust(b)	540,763
26,464	Ventas, Inc.(b)	1,602,924
		5,100,869
REITs-Hotels: 3.75%
14,100	Chesapeake Lodging Trust(b)	362,793
13,700	Hospitality Properties Trust	393,464
80,215	Host Hotels & Resorts, Inc.(b)	1,623,551

12,500	OUE Hospitality Trust	8,397
1,968	Strategic Hotels & Resorts, Inc.(a)	20,054
26,006	Summit Hotel Properties, Inc.(b)	241,336
		2,649,595
REITs-Mortgage: 1.53%
155,970	Arbor Realty Trust, Inc.	1,079,312
REITs-Office Property: 22.54%
7,958	Alexandria Real Estate Equities, Inc.(b)	577,432
12,300	BioMed Realty Trust, Inc.	252,027
17,251	Boston Properties, Inc.(b)	1,975,757
28,300	Brandywine Realty Trust(b)	409,218
78,400	Digital Realty Trust, Inc.(b)	4,161,472
8,162	DuPont Fabros Technology, Inc.	196,459
87,300	Franklin Street Properties Corp.	1,099,980
23,500	HCP, Inc.(b)	911,565
29,200	Hudson Pacific Properties, Inc.	673,644
8,400	Kilroy Realty Corp.(b)	492,072
29,400	Liberty Property Trust	1,086,624
48,600	Mack-Cali Realty Corp.(b)	1,010,394
55,031	Parkway Properties, Inc.	1,004,316
20,301	SL Green Realty Corp.(b)	2,042,687
		15,893,647
REITs-Regional Malls: 10.36%
60,900	General Growth Properties, Inc.(b)	1,339,800
31,700	Macerich Co.(b)	1,975,861
24,318	Simon Property Group, Inc.(b)	3,988,152
		7,303,813
REITs-Shopping Centers: 8.73%
22,239	AmREIT, Inc.	368,500
59,302	Brixmor Property Group, Inc.	1,264,912
23,300	DDR Corp.(b)	383,984
71,323	Excel Trust, Inc.	904,376
7,989	Federal Realty Investment Trust(b)	916,498
38,497	Kimco Realty Corp.(b)	842,314
63,776	Kite Realty Group Trust	382,656
36,519	Retail Properties of America, Inc., Class A	494,467
5,600	Tanger Factory Outlet Centers, Inc.(b)	196,000
42,700	Westfield Group	405,901
		6,159,608
REITs-Storage: 3.67%
13,600	Public Storage(b)	2,291,464
4,000	Sovran Self Storage, Inc.	293,800
		2,585,264
REITs-Warehouse/Industrial: 6.00%
66,200	Dundee Industrial REIT	562,895
25,000	Dundee REIT, Class A	657,169
60,856	ProLogis, Inc.(b)	2,484,750
28,020	Terreno Realty Corp.	529,858
		4,234,672
	Total Common Stocks
	(Cost $56,639,480)	72,658,417

Limited Partnerships: 0.32%
REITs-Apartments: 0.32%
37,612	America First Multifamily Investors LP	227,176
	Total Limited Partnerships
	(Cost $222,809)	227,176
Convertible Preferred Stocks: 1.94%
REITs-Hotels: 1.94%
	FelCor Lodging Trust, Inc.
55,000	Series A, 1.950%(b)	1,367,300
	Total Convertible Preferred Stocks
	(Cost $434,435)	1,367,300
Preferred Stocks: 9.25%
Financials-Mortgage: 1.10%
	KKR Financial Holdings Llc
30,000	Series A, 7.375%(b)	772,500
REITs-Healthcare: 1.11%
	Sabra Healthcare REIT, Inc.
32,400	Series A, 7.125%	782,784
REITs-Hotels: 0.72%
	Summit Hotel Properties, Inc.
21,900	Series C, 7.125%	507,423
REITs-Mortgage: 2.78%
	iStar Financial, Inc.
31,466	Series G, 7.650%(b)	741,024
	NorthStar Realty Finance Corp.
30,000	Series D, 8.500%(b)	746,700
	RAIT Financial Trust
20,000	Series A, 7.750%	478,400
		1,966,124
REITs-Office Property: 1.05%
	Digital Realty Trust, Inc.
15,000	Series E, 7.000%	365,550
	Digital Realty Trust, Inc.
15,000	Series H, 7.375%	373,350
		738,900
REITs-Shopping Centers: 2.49%
	Kite Realty Group Trust
35,000	Series A, 8.250%(b)	899,850
	Saul Centers, Inc.
5,000	Series C, 6.875%(b)	120,850
	Urstadt Biddle Properties, Inc.
30,000	Series F, 7.125%	736,500
		1,757,200
	Total Preferred Stocks
	(Cost $6,082,396)	6,524,931

Contracts
Options Purchased: 0.03%
100	CommonWealth REIT, Expires July 2014 at $25.00 Put	11,750
200	iShares® US Real Estate ETF, Expires April 2014 at $67.00 Put	9,400
	Total Options Purchased
	(Cost $31,697)	21,150

Principal Amount
Corporate Bonds: 0.62%
REITs-Mortgage: 0.62%
	iStar Financial, Inc., Sr. Unsec. Notes
$ 390,000	7.125%, 02/15/18	439,725
	Total Corporate Bonds (Cost $390,342)	439,725
	Total Investments: 115.18%
	(Cost $63,801,159)	81,238,699
	Net Other Assets and Liabilities: (15.18)%	(10,701,040)
	Net Assets: 100.00%	$70,537,659

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for short sales, options written or the line(s) of credit. At period end, the aggregate market value of those securities was $45,438,517, representing 64.42% of net assets.

Schedule Of Securities Sold Short
Shares	Description	Value (Note 1)
Common Stocks—(7.09)%
(10,000)	CubeSmart	$(171,600)
(10,000)	Duke Realty Corp.	(168,800)
(10,000)	Essent Group, Ltd.	(224,600)
(5,000)	Lennar Corp., Class A	(198,100)
(10,000)	Marriott International, Inc., Class A	(560,200)
(10,000)	OMEGA Healthcare Investors, Inc.	(335,200)
(22,500)	Pennsylvania REIT	(406,125)
(2,500)	Rayonier, Inc.	(114,775)
(10,000)	Regency Centers Corp.	(510,600)
(6,000)	Sherwin-Williams Co.	(1,182,780)
(3,800)	Standard Pacific Corp.	(31,578)
(15,000)	Wyndham Worldwide Corp.	(1,098,450)
Exchange-Traded Funds—(2.38)%
(20,000)	iShares® Dow Jones U.S. Real Estate Index Fund	(1,353,400)
(10,000)	SPDR® S&P® Homebuilders ETF	(325,500)
	Total Securities Sold Short
	(Proceeds $4,962,646)	$(6,681,708)

Schedule of Options Written

Contracts	Description	Value (Note 1)
(209)	AvalonBay Communities, Inc., Expires October 2014 at $145.00 Call	$(31,350)
(100)	Digital Realty Trust, Inc., Expires October 2014 at $55.00 Call	(25,000)
(100)	Digital Realty Trust, Inc., Expires October 2014 at $60.00 Call	(11,500)
	Total Options Written
	(Proceeds $57,182)	$(67,850)

Investment Abbreviations:

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depositary Receipts

Sr.—Senior

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Select EM Dividend Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 97.55%
Brazil: 7.72%
63,200	AMBEV SA, ADR(a)	$468,312
280,100	BM&F Bovespa SA	1,390,006
4,584	Cia de Saneamento Basico do Estado de Sao Paulo(b)	42,527
61,100	Mills Estruturas e Servicos de Engenharia SA	750,219
		2,651,064
China: 3.71%
1,328,000	China Machinery Engineering Corp., Class H(a)	953,647
360,000	China Petroleum & Chemical Corp., Class H	322,104
		1,275,751
Egypt: 2.15%
30,337	Eastern Tobacco	740,198
France: 0.94%
8,176	Lagardere SCA	324,621
Hong Kong: 4.45%
309,000	China Gas Holdings, Ltd.(a)	482,831
493,000	First Pacific Co., Ltd.	490,044
580,000	Guangdong Investment, Ltd.(a)	554,091
		1,526,966
Indonesia: 10.32%
4,855,170	PT Astra Graphia Tbk	786,400
1,458,500	PT Bank Mandiri Tbk	1,213,276
6,025,000	PT Kalbe Farma Tbk(a)	776,992
3,336,500	PT Media Nusantara Citra Tbk	772,447
		3,549,115
Ireland: 0.51%
2,200	Accenture Plc, Class A	175,384
Italy: 3.62%
54,025	Danieli & Compagnia Officine Meccaniche SpA(a)	1,242,946
Malaysia: 3.77%
306,150	JobStreet Corp. Bhd	228,757
123,000	Malaysia Airports Holdings Bhd	301,332
1,263,629	Oldtown Bhd	766,188
		1,296,277

Mexico: 0.60%
2,200	Fomento Economico Mexicano SAB de CV, Sponsored ADR(a)	205,128
Nigeria: 1.26%
2,806,620	Guaranty Trust Bank Plc	433,619
Norway: 2.48%
21,511	Gjensidige Forsikring ASA	437,563
48,700	Orkla ASA	415,200
		852,763
Pakistan: 0.11%
2,700	HUB Power Co., Ltd, Sponsored GDR(c)	36,423
Peru: 3.98%
170,000	Alicorp SA	483,762
6,400	Credicorp, Ltd.(a)	882,688
		1,366,450
Philippines: 0.96%
785,000	First Gen Corp.	328,389
Russia: 4.34%
280,694	Hydraulic Machines and Systems Group Plc, GDR(c)	384,551
8,973	Lukoil OAO, Sponsored ADR(a)	501,815
34,600	Mobile Telesystems OJSC, Sponsored ADR(a)	605,154
		1,491,520
Singapore: 5.71%
38,600	China Yuchai International, Ltd.(a)	817,548
555,600	OSIM International, Ltd.(a)	1,143,973
		1,961,521
South Africa: 5.26%
74,091	Kumba Iron Ore, Ltd., ADR(a)	885,387
45,000	MTN Group, Ltd.	921,329
		1,806,716
South Korea: 3.34%
27,900	Grand Korea Leisure Co., Ltd.	1,146,719
Spain: 1.98%
70,858	Banco Santander SA, Sponsored ADR(a)	678,820
Sri Lanka: 5.51%
618,000	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	458,654
3,500,000	Expolanka Holdings Plc	232,976
498,949	Hatton National Bank Plc, Non-Voting Depository Receipt	458,102
5,375,624	Piramal Glass Ceylon Plc	139,840
4,999,998	Textured Jersey Lanka, Ltd.	604,437
		1,894,009

Taiwan: 6.12%
460,500	Formosan Rubber Group, Inc.(a)	450,633
165,000	Kinik Co.	524,489
562,000	Wah Lee Industrial Corp.(a)	1,125,753
		2,100,875
Thailand: 4.93%
4,791,775	Jasmine International Pcl(a)	1,166,925
1,355,000	RS Pcl(a)	361,305
550,000	Thai Tap Water Supply Pcl	164,457
		1,692,687
Turkey: 3.52%
259,500	Anadolu Hayat Emeklilik AS	567,584
74,000	Koza Altin Isletmeleri AS	641,539
		1,209,123
Ukraine: 0.69%
18,005	MHP SA, GDR(c)	236,766
United Kingdom: 4.31%
28,500	Bank of Georgia Holdings Plc	1,184,510
60,000	Stock Spirits Group Plc(b)	294,834
		1,479,344
United States: 0.06%
793	Arlington Asset Investment Corp., Class A	20,999
Vietnam: 5.20%
60,000	FPT Corp.	199,076
712,500	Military Commercial Joint Stock Bank	536,971
157,000	Viet Nam Dairy Products JSC	1,049,271
		1,785,318
	Total Common Stocks (Cost $30,834,252)	33,509,511

Loan Participation Notes: 1.17%
Pakistan: 1.17%
741,355	HUB Power Co., Ltd, Sponsored GDR (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 05/05/16	400,995
	Total Loan Participation Notes (Cost $472,996)	400,995

Preferred Stocks: 1.82%
Brazil: 0.84%
	Braskem SA(b)
36,807	Series A	288,908
United States: 0.98%
	Red Lion Hotels Capital Trust
12,900	9.500%	337,851
	Total Preferred Stocks (Cost $568,374)	626,759

Principal Amount
Collateralized Mortgage Obligations: 5.30%
United States: 5.30%
	FHLMC, REMICS
$3,064,805	2.500%, 04/15/28(d)	317,478
648,210	3.000%, 06/15/27(d)	85,559
328,458	3.000%, 09/15/31(d)	46,993
1,043,558	3.500%, 12/15/26(d)	115,740
563,199	4.000%, 05/15/26(d)	67,611
72,723	6.645%, 04/15/38(d)(e)	9,420
	FNMA, REMICS
1,435,090	3.000%, 06/25/27(d)	180,692
82,414	5.000%, 03/25/23(d)	5,935
48,654	5.000%, 03/25/24(d)	4,255
1,429,225	6.256%, 06/25/37(d)(e)	233,716
11,290	6.346%, 08/25/36(d)(e)	2,185
49,239	7.000%, 06/25/33(d)	11,112
	GNMA, REMICS
277,973	4.500%, 05/16/35(d)	23,689
64,058	5.546%, 12/20/38(d)(e)	8,262
1,541,505	5.876%, 05/20/41(d)(e)	263,443
341,894	6.445%, 09/16/33(d)(e)	58,606
75,842	6.500%, 03/20/39(d)	16,909
	Morgan Stanley Capital I Trust, Series 2003-IQ4, Class J
364,000	5.500%, 05/15/40(f)	369,262
		1,820,867
	Total Collateralized Mortgage Obligations (Cost $2,135,438)	1,820,867
	Total Investments: 105.84% (Cost $34,011,060)	36,358,132
	Net Other Assets and Liabilities: (5.84)%	(2,006,568)
	Net Assets: 100.00%	$34,351,564

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $11,956,105, representing 34.81% of net assets.
(b)	Non-income producing security.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $657,740, representing 1.91% of net assets.
(d)	Interest only security.
(e)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2014.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $369,262, representing 1.07% of net assets.

Investment Abbreviations:

ADR—American Depositary Receipt

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GDR—Global Depositary Receipt

GNMA—Government National Mortgage Association

REMICS—Real Estate Mortgage Investment Conduits

Portfolio of Investments (Note 1)

Forward Select Income Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 32.91%
REITs-Apartments: 5.13%
1,491,750	Associated Estates Realty Corp.(a)	$25,270,245
4,100,000	Campus Crest Communities, Inc.(a)	35,588,000
2,307,000	Trade Street Residential, Inc.	17,487,060
		78,345,305
REITs-Diversified: 5.69%
1,070,000	Armada Hoffler Properties, Inc.(a)	10,742,800
550,000	First Potomac Realty Trust	7,106,000
2,350,600	Lexington Realty Trust(a)	25,645,046
1,250,000	Spirit Realty Capital, Inc.(a)	13,725,000
297,000	W.P. Carey & Co., Llc	17,840,790
1,018,400	Winthrop Realty Trust(a)	11,803,256
		86,862,892
REITs-Healthcare: 3.29%
1,100,000	Healthcare Realty Trust, Inc.	26,565,000
850,000	Sabra Health Care REIT, Inc.(a)	23,706,500
		50,271,500
REITs-Hotels: 3.58%
1,400,000	Chatham Lodging Trust(a)	28,308,000
2,853,300	Summit Hotel Properties, Inc.(a)	26,478,624
		54,786,624
REITs-Mortgage: 0.46%
525,700	Ares Commercial Real Estate Corp.	7,049,637
REITs-Office Property: 5.42%
685,000	Digital Realty Trust, Inc.(a)	36,359,800
1,454,600	Franklin Street Properties Corp.	18,327,960
1,355,000	Mack-Cali Realty Corp.	28,170,450
		82,858,210
REITs-Regional Malls: 2.01%
435,000	Taubman Centers, Inc.	30,793,650
REITs-Residential: 0.93%
584,000	American Homes 4 Rent, Class A	9,758,640
250,000	American Residential Properties, Inc.(b)(c)	4,495,000
		14,253,640
REITs-Shopping Centers: 2.94%
980,000	AmREIT, Inc.	16,238,600
1,230,000	Excel Trust, Inc.(a)	15,596,400
875,000	Retail Opportunity Investments Corp.	13,072,500
		44,907,500

REITs-Warehouse/Industrial: 3.46%
2,195,000	STAG Industrial, Inc.(a)	52,899,500
	Total Common Stocks (Cost $455,250,507)	503,028,458

Convertible Preferred Stocks: 6.16%
REITs-Diversified: 0.93%
	Lexington Realty Trust
303,428	Series C, 6.500%(a)	14,230,773
REITs-Hotels: 1.75%
	FelCor Lodging Trust, Inc.
1,077,888	Series A, 1.950%(a)	26,796,296
REITs-Office Property: 0.18%
	Alexandria Real Estate Equities, Inc.
102,798	Series D, 7.000%(a)	2,762,182
REITs-Shopping Centers: 1.66%
	Excel Trust, Inc.
400,000	Series A, 7.000%(a)(b)	10,500,000
	Ramco-Gershenson Properties Trust
245,700	Series D, 7.250%(a)	14,803,425
		25,303,425
REITs-Specialized: 1.64%
	EPR Properties
248,700	Series C, 5.750%(a)	5,347,050
644,101	Series E, 9.000%(a)	19,773,901
		25,120,951
	Total Convertible Preferred Stocks (Cost $69,083,174)	94,213,627
Preferred Stocks: 61.64%
Energy: 0.06%
	GreenHunter Resources, Inc.
45,000	Series C, 10.000%	850,500
Oil, Gas & Consumable Fuels: 0.99%
	Atlas Pipeline Partners
10,000	Series E, 8.250%	252,100
	Goodrich Petroleum Corp.
63,800	Series D, 9.750%	1,604,570
	TravelCenters of America Llc
220,000	8.250%	5,757,400
	Vanguard Natural Resources Llc
168,103	Series A, 7.875%	4,305,118
130,000	Series B, 7.625%	3,186,300
		15,105,488
Other: 0.06%
	Maiden Holdings North America Ltd., Sr. Unsec. Notes
34,202	7.750%	854,366
REITs-Apartments: 4.03%
	Apartment Investment & Management Co.
120,000	Series Z, 7.000%	3,009,600

	Campus Crest Communities, Inc.
238,947	Series A, 8.000%	6,009,517
	Equity Residential
361,200	Series K, 8.290%(a)	21,660,731
	Essex Property Trust, Inc.
277,795	Series H, 7.125%(a)	7,172,667
	Sun Communities, Inc.
300,000	Series A, 7.125%	7,461,000
	UMH Properties, Inc.
630,000	Series A, 8.250%(a)	16,310,700
		61,624,215
REITs-Diversified: 5.98%
	Cousins Properties, Inc.
332,989	Series B, 7.500%(a)	8,421,292
	Duke Realty Corp.
350,000	Series L, 6.600%(a)	8,484,000
	First Potomac Realty Trust
993,750	Series A, 7.750%(a)	25,112,063
	Investors Real Estate Trust
412,000	Series B, 7.950%	10,650,200
	Winthrop Realty Trust
520,000	7.750%	13,384,800
950,000	Series D, 9.250%	25,288,999
		91,341,354
REITs-Healthcare: 1.99%
	Sabra Healthcare REIT, Inc.
1,260,000	Series A, 7.125%	30,441,600
REITs-Hotels: 12.95%
	Ashford Hospitality Trust, Inc.
210,600	Series A, 8.550%(a)	5,347,134
1,502,300	Series D, 8.450%(a)	38,143,396
683,000	Series E, 9.000%(a)	18,379,530
	Chesapeake Lodging Trust
400,000	Series A, 7.750%	10,376,000
	FelCor Lodging Trust, Inc.
1,380,424	Series C, 8.000%(a)	35,090,378
	Hersha Hospitality Trust
715,589	Series B, 8.000%(a)	18,247,520
275,000	Series C, 6.875%	6,572,500
	LaSalle Hotel Properties
242,652	Series G, 7.250%(a)	6,153,655
120,000	Series H, 7.500%	3,102,000
	Pebblebrook Hotel Trust
471,979	Series A, 7.875%(a)	12,238,415
145,000	Series B, 8.000%(a)	3,770,000
	Summit Hotel Properties, Inc.
279,171	Series A, 9.250%	7,520,867
237,888	Series B, 7.875%	6,020,945
362,500	Series C, 7.125%	8,399,125
	Sunstone Hotel Investors, Inc.
727,592	Series D, 8.000%(a)	18,771,874
		198,133,339
REITs-Manufactured Homes: 1.05%
	Equity Lifestyle Properties, Inc.
657,290	Series C, 6.750%(a)	16,037,876

REITs-Mortgage: 7.02%
	Colony Financial, Inc.
1,004,743	Series A, 8.500%	26,052,986
	iStar Financial, Inc.
484,011	Series D, 8.000%(a)	11,834,069
961,299	Series E, 7.875%(a)	23,032,724
567,811	Series F, 7.800%(a)	13,457,121
848,247	Series G, 7.650%(a)	19,976,217
556,652	Series I, 7.500%(a)	12,914,326
		107,267,443
REITs-Office Property: 7.30%
	Corporate Office Properties Trust
10,425	Series H, 7.500%	263,961
200,000	Series L, 7.375%	5,088,000
	Digital Realty Trust, Inc.
118,000	Series E, 7.000%	2,875,660
497,989	Series F, 6.625%	11,393,988
450,000	Series H, 7.375%	11,200,500
	DuPont Fabros Technology, Inc.
1,369,000	Series A, 7.875%(a)	34,567,250
651,174	Series B, 7.625%(a)	16,331,444
	Highwoods Properties, Inc.
2,624	Series A, 8.625%	3,011,696
	Hudson Pacific Properties, Inc.
935,686	Series B, 8.375%(a)	24,514,973
	SL Green Realty Corp.
100,000	Series I, 6.500%	2,340,000
		111,587,472
REITs-Regional Malls: 4.82%
	CBL & Associates Properties, Inc.
1,239,109	Series D, 7.375%(a)	31,138,809
	General Growth Properties, Inc.
210,622	Series A, 6.375%	4,888,537
	Glimcher Realty Trust
450,000	6.875%	10,597,500
845,473	Series G, 8.125%(a)	21,297,465
138,361	Series H, 7.500%	3,475,628
	Taubman Centers, Inc.
100,000	Series K, 6.250%	2,294,000
		73,691,939
REITs-Residential: 0.67%
	American Homes 4 Rent
162,500	Series A, 5.000%	4,062,500
250,000	Series B, 5.000%	6,125,000
		10,187,500
REITs-Shopping Centers: 9.53%
	Cedar Realty Trust, Inc.
350,000	Series B, 7.250%	8,228,500
	DDR Corp.
420,710	Series H, 7.375%(a)	10,576,649
	Excel Trust, Inc.
755,500	Series B, 8.125%	19,552,340
	Inland Real Estate Corp.
520,000	Series A, 8.125%(a)	13,426,400
	Kite Realty Group Trust
565,000	Series A, 8.250%(a)	14,526,150

	Pennsylvania REIT
123,000	Series A, 8.250%	3,188,160
28,000	Series B, 7.375%	701,400
	Retail Properties of America, Inc.
250,000	Series A, 7.000%	6,175,000
	Saul Centers, Inc.
264,251	Series A, 8.000%(a)	6,791,251
410,000	Series C, 6.875%	9,909,700
	Urstadt Biddle Properties, Inc.
481,400	Series D, 7.500%(a)	12,232,374
810,000	Series F, 7.125%(a)	19,885,500
	Weingarten Realty Investors
619,784	Series F, 6.500%(a)	15,296,269
	Weingarten Realty Investors, Sr. Notes
250,000	8.100%(a)	5,175,000
		145,664,693
REITs-Specialized: 1.28%
	CoreSite Realty Corp.
600,000	Series A, 7.250%	14,850,000
	EPR Properties
200,000	Series F, 6.625%	4,772,000
		19,622,000
REITs-Warehouse/Industrial: 3.91%
	Monmouth Real Estate Investment Corp.
432,050	Series A, 7.625%(a)	10,853,096
473,028	Series B, 7.875%	12,123,708
	Prologis, Inc.
406,280	Series Q, 8.540%(a)	23,340,786
	STAG Industrial, Inc.
275,000	Series A, 9.000%	7,397,500
200,000	Series B, 6.625%	4,550,000
	Terreno Realty Corp.
60,000	Series A, 7.750%	1,516,200
		59,781,290
	Total Preferred Stocks (Cost $841,623,985)	942,191,075

Contracts
Options Purchased: 0.03%
1,618	JC Penney Co., Inc., Expires January 2015 at $10.00 Put	493,490
	Total Options Purchased (Cost $246,280)	493,490

Principal Amount
Contingent Convertible Securities: 1.08%
Department Stores: 1.08%
	JC Penney Corp., Inc., Sr. Unsec. Notes
$ 21,810,000	7.625%, 03/01/97	16,575,600
	Total Contingent Convertible Securities (Cost $16,106,250)	16,575,600

Corporate Bonds: 4.79%
Department Stores: 1.61%
	JC Penney Corp., Inc., Sr. Unsec. Notes
4,000,000	6.375%, 10/15/36	3,080,000
27,475,000	7.400%, 04/01/37	21,499,188
		24,579,188
REITs-Mortgage: 2.12%
	iStar Financial, Inc., Sr. Unsec. Notes
10,500,000	9.000%, 06/01/17	12,390,000
17,810,000	7.125%, 02/15/18	20,080,775
		32,470,775
REITs-Specialized: 0.69%
	CNL Lifestyle Properties, Inc., Sr. Unsec. Notes
10,000,000	7.250%, 04/15/19	10,550,000
Retail-Toy Store: 0.37%
	Toys R Us—Delaware, Inc., First Lien Notes
4,910,000	7.375%, 09/01/16 (b)	4,578,575
	Toys R Us Property Co., II Llc, First Lien Notes
1,000,000	8.500%, 12/01/17	1,023,750
		5,602,325
	Total Corporate Bonds (Cost $67,868,894)	73,202,288
	Total Investments: 106.61% (Cost $1,450,179,090)	1,629,704,538
	Net Other Assets and Liabilities: (6.61)%	(101,109,188)
	Net Assets: 100.00%	$1,528,595,350

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for securities sold short or the line(s) of credit. At period end, the aggregate market value of those securities was $655,057,526, representing 42.85% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $19,573,575, representing 1.28% of net assets.
(c)	Non-income producing security.

Schedule of Securities Sold Short

Shares	Description	Value (Note 1)
Exchange-Traded Funds - (3.32)%
(750,000)	iShares® Dow Jones U.S. Real Estate Index Fund	$(50,752,500)
	Total Securities Sold Short (Proceeds $50,348,032)	$(50,752,500)

Investment Abbreviations:

REIT—Real Estate Investment Trust

Sr.—Senior

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Select Opportunity Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 55.06%
Banks: 11.78%
95,760	Barclays Plc	$372,612
6,160	BNP Paribas SA	475,152
8,370	Deutsche Bank AG	374,469
26,300	Raiffeisen Bank International AG	876,824
7,910	Societe Generale SA	487,162
60,310	UniCredit SpA	550,864
		3,137,083
Chemicals: 2.72%
20,000	Potash Corp. of Saskatchewan, Inc.	724,400
Construction & Engineering: 3.20%
37,300	Fomento de Construcciones y Contratas SA(a)	849,677
Industrial Conglomerates: 3.03%
6,000	Siemens AG	807,583
Manufacturing: 3.48%
34,500	ThyssenKrupp AG(a)	925,155
Other: 2.62%
25,000	Vivendi SA	696,406
Real Estate Management/Services: 2.12%
13,991	Consolidated-Tomoka Land Co.(b)	563,557
REITs-Apartments: 4.39%
134,682	Campus Crest Communities, Inc.(b)	1,169,040
REITs-Diversified: 2.02%
20,000	Winthrop Realty Trust(b)	231,800
5,112	WP Carey, Inc.(b)	307,078
		538,878
REITs-Healthcare: 3.42%
172,900	Skilled Healthcare Group, Inc., Class A(a)(b)	911,183
REITs-Hotels: 1.81%
52,000	Summit Hotel Properties, Inc.(b)	482,560
REITs-Mortgage: 2.52%
50,000	Ares Commercial Real Estate Corp.(b)	670,500
REITs-Office Property: 5.51%
10,000	Digital Realty Trust, Inc.	530,800
45,000	Mack-Cali Realty Corp.(b)	935,550
		1,466,350

REITs-Regional Malls: 3.62%
13,595	Taubman Centers, Inc.(b)	962,390
REITs-Residential: 2.82%
45,000	American Homes 4 Rent, Class A	751,950
	Total Common Stocks (Cost $13,985,508)	14,656,712
Preferred Stocks: 22.79%
Banks: 4.86%
	First Republic Bank
30,000	7.000%	786,000
	JP Morgan Chase & Co.
20,000	Series T, 6.700%	508,000
		1,294,000
Energy: 2.86%
	GreenHunter Resources, Inc.
20,000	Series C, 10.000%	378,000
	SCE Trust III
15,000	5.750%(c)	384,000
		762,000
Insurance: 2.63%
	Allstate Corp.
15,000	Series E, 6.625%	377,400
	Kemper Corp.
12,500	7.375%	321,750
		699,150
Oil, Gas & Consumable Fuels: 6.11%
	Atlas Pipeline Partners
35,000	Series E, 8.250%	882,350
	Goodrich Petroleum Corp.
5,200	Series D, 9.750%	130,780
	Vanguard Natural Resources Llc
25,000	Series B, 7.625%	612,750
		1,625,880
Other: 2.37%
	Maiden Holdings North America Ltd., Sr. Unsec. Notes
25,300	7.750%	631,994
REITs-Hotels: 0.96%
	FelCor Lodging Trust, Inc.
10,100	Series C, 8.000%	256,742
REITs-Regional Malls: 0.44%
	General Growth Properties, Inc.
5,000	Series A, 6.375%	116,050
REITs-Residential: 2.56%
	American Homes 4 Rent
27,220	Series A, 5.000%	680,500
	Total Preferred Stocks (Cost $5,879,811)	6,066,316

Principal Amount
Contingent Convertible Securities: 2.55%
Commercial Banks: 2.55%
	Banco Santander SA, Jr. Sub. Notes
$500,000	6.250%, Perpetual Maturity(c)(d)	679,357
	Total Contingent Convertible Securities (Cost $686,521)	679,357
Corporate Bonds: 5.39%
Banks: 1.86%
	Standard Chartered Plc, Sub. Notes
500,000	5.700%, 03/26/44(e)	496,250
Department Stores: 3.53%
	JC Penney Corp., Inc., Sr. Unsec. Notes
1,200,000	7.400%, 04/01/37	939,000
	Total Corporate Bonds (Cost $1,294,958)	1,435,250
	Total Investments: 85.79% (Cost $21,846,798)	22,837,635
	Net Other Assets and Liabilities: 14.21%	3,783,516
	Net Assets: 100.00%	$26,621,151

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for the undrawn line of credit. At period end, the aggregate market value of those securities was $1,849,065, representing 6.95% of net assets.
(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2014.
(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $496,250, representing 1.86% of net assets.

Investment Abbreviations:

Jr.—Junior

REIT—Real Estate Investment Trust

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Small Cap Equity Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 93.93%
Consumer Discretionary: 13.88%
5,000	Beazer Homes USA, Inc.(a)	$100,400
93,100	Christopher & Banks Corp.(a)	615,391
5,000	Deckers Outdoor Corp.(a)	398,650
60,000	Diversified Restaurant Holdings, Inc.(a)	300,000
20,000	Entravision Communications Corp., Class A	134,000
28,000	IMAX Corp.(a)	765,240
5,000	KB Home	84,950
10,000	LifeLock, Inc.(a)	171,100
2,000	Lumber Liquidators Holdings, Inc.(a)	187,600
15,000	Movado Group, Inc.	683,250
10,000	Orient-Express Hotels, Ltd., Class A(a)	144,100
10,000	Popeyes Louisiana Kitchen, Inc.(a)	406,400
5,000	Sotheby’s	217,750
15,000	Vince Holding Corp.(a)	395,400
		4,604,231
Consumer Staples: 1.86%
10,000	Limoneira Co.	226,800
20,000	National Beverage Corp.(a)	390,200
		617,000
Energy: 9.46%
15,000	Bonanza Creek Energy, Inc.(a)	666,000
7,500	C&J Energy Services, Inc.(a)	218,700
7,500	Carrizo Oil & Gas, Inc.(a)	400,950
3,000	Diamondback Energy, Inc.(a)	201,930
10,000	Forum Energy Technologies, Inc.(a)	309,800
30,000	Kodiak Oil & Gas Corp.(a)	364,200
10,000	Laredo Petroleum, Inc.(a)	258,600
5,000	PDC Energy, Inc.(a)	311,300
30,000	Resolute Energy Corp.(a)	216,000
5,000	Western Refining, Inc.	193,000
		3,140,480
Financials: 17.26%
15,000	Ares Commercial Real Estate Corp.	201,150
30,000	BioMed Realty Trust, Inc.	614,700
10,000	Community Bank System, Inc.	390,200
5,000	CoreSite Realty Corp.	155,000
13,900	DuPont Fabros Technology, Inc.	334,573
10,000	Evercore Partners, Inc., Class A	552,500
30,000	Glacier Bancorp, Inc.	872,100
7,500	PS Business Parks, Inc.	627,150
6,400	Sovran Self Storage, Inc.	470,080
19,048	Spirit Realty Capital, Inc.	209,147
20,000	Strategic Hotels & Resorts, Inc.(a)	203,800
25,000	TCF Financial Corp.	416,500
15,000	Umpqua Holdings Corp.	279,600
12,500	United Community Banks, Inc.(a)	242,625
5,000	Webster Financial Corp.	155,300
		5,724,425

Healthcare: 16.54%
12,100	Aegerion Pharmaceuticals, Inc.(a)	558,052
25,000	Auxilium Pharmaceuticals, Inc.(a)	679,500
12,000	Clovis Oncology, Inc.(a)	831,240
6,000	HeartWare International, Inc.(a)	562,680
37,600	HMS Holdings Corp.(a)	716,280
20,000	KYTHERA Biopharmaceuticals, Inc.(a)	795,200
5,000	Lannett Co., Inc.(a)	178,600
35,000	OraSure Technologies, Inc.(a)	278,950
40,000	Orexigen Therapeutics, Inc.(a)	260,000
2,900	Puma Biotechnology, Inc.(a)	302,006
62,500	XOMA Corp.(a)	325,625
		5,488,133
Industrials: 7.74%
2,500	Actuant Corp., Class A	85,375
10,000	Aircastle, Ltd.	193,800
5,000	Astronics Corp.(a)	317,050
5,000	Briggs & Stratton Corp.	111,250
4,000	Curtiss-Wright Corp.	254,160
35,000	Diana Shipping, Inc.(a)	419,650
20,000	Enphase Energy, Inc.(a)	147,200
20,000	Great Lakes Dredge & Dock Corp.(a)	182,600
20,000	JetBlue Airways Corp.(a)	173,800
5,000	Multi-Color Corp.	175,000
20,000	NN, Inc.	394,000
5,000	Thermon Group Holdings, Inc.(a)	115,900
		2,569,785
Information Technology: 15.60%
15,000	Advanced Energy Industries, Inc.(a)	367,500
6,000	Applied Optoelectronics, Inc.(a)	148,020
25,000	AVX Corp.	329,500
25,609	Ciena Corp.(a)	582,349
10,000	CUI Global, Inc.(a)	110,000
10,000	Entegris, Inc.(a)	121,100
10,000	GSI Group, Inc.(a)	130,600
20,000	InvenSense, Inc.(a)	473,400
5,000	Manhattan Associates, Inc.(a)	175,150
2,500	Methode Electronics, Inc.	76,650
12,500	MKS Instruments, Inc.	373,625
5,000	OpenTable, Inc.(a)	384,650
5,000	Proofpoint, Inc.(a)	185,400
30,000	QLogic Corp.(a)	382,500
3,000	SPS Commerce, Inc.(a)	184,350
20,000	Take-Two Interactive Software, Inc.(a)	438,600
35,000	Ultra Clean Holdings, Inc.(a)	460,250
7,500	VeriFone Systems, Inc.(a)	253,650
		5,177,294
Materials: 8.85%
30,000	AK Steel Holding Corp.(a)	216,600
15,000	Boise Cascade Co.(a)	429,600
250,000	Hecla Mining Co.	767,500
30,000	Horsehead Holding Corp.(a)	504,600
30,000	Stillwater Mining Co.(a)	444,300
15,000	US Silica Holdings, Inc.	572,550
		2,935,150
Transportation: 1.71%
90,000	Baltic Trading, Ltd.	567,900

Utilities: 1.03%
10,000	Connecticut Water Service, Inc.	341,700
	Total Common Stocks (Cost $26,258,791)	31,166,098
Affiliated Investment Companies: 1.05%
350,051	Forward U.S. Government Money Fund Class Z, 0.010% 7-day yield	350,051
	Total Affiliated Investment Companies (Cost $350,051)	350,051
	Total Investments: 94.98% (Cost $26,608,842)	31,516,149
	Net Other Assets and Liabilities: 5.02%	1,666,091
	Net Assets: 100.00%	$33,182,240

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Portfolio of Investments (Note 1)

Forward Tactical Enhanced Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 99.00%
592,000	SPDR® S&P 500® ETF Trust	$110,727,680
	Total Exchange-Traded Funds (Cost $109,341,571)	110,727,680

Principal Amount
Repurchase Agreements: 87.06%
$97,370,000	G.X. Clarke & Co., 0.070%, dated 03/31/14 and maturing 04/01/14 with a repurchase amount of $97,370,189 collateralized by FFCB, FHLB, FHLMC, FNMA and U.S. Government Agency securities with rates ranging from 0.00% to 5.35% and with maturity dates ranging from 08/11/14 to 03/19/21 with a par value of $94,000,000 and a collateral value of $97,498,912.	97,370,000
	Total Repurchase Agreements (Cost $97,370,000)	97,370,000
	Total Investments: 186.06% (Cost $206,711,571)	208,097,680
	Net Other Assets and Liabilities: (86.06)%	(96,250,306)
	Net Assets: 100.00%	$111,847,374

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF—Exchange-Traded Fund

FFCB—Federal Farm Credit Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Company

FNMA—Federal National Mortgage Association

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depository Receipts

Portfolio of Investments (Note 1)

Forward Tactical Growth Fund

March 31, 2014 (Unaudited)

Par Value		Value (Note 1)
Short-Term Securities: 49.76%
	U.S. Treasury Bills, Discount Notes
$50,000,000	0.105%, due 11/13/14(a)	$49,980,400
50,000,000	0.093%, due 08/21/14(a)	49,989,400
50,000,000	0.092%, due 09/18/14(a)	49,987,300
37,500,000	0.086%, due 12/11/14(a)	37,480,500
50,000,000	0.081%, due 07/24/14(a)	49,993,849
50,000,000	0.080%, due 05/15/14(a)	49,995,111
37,500,000	0.060%, due 06/26/14(a)	37,497,188
50,000,000	0.045%, due 05/29/14(a)	49,996,335
50,000,000	0.042%, due 04/03/14(a)	49,999,882
50,000,000	0.041%, due 05/01/14(a)	49,998,313
	Total Short-Term Securities (Cost $474,876,019)	474,918,278
	Total Investments: 49.76% (Cost $474,876,019)	474,918,278
	Net Other Assets and Liabilities: 50.24%	479,419,963	(b)
	Net Assets: 100.00%	$954,338,241

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts
Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-mini S&P 500® Futures	Long	4,138	06/23/14	$385,785,740	$797,600
Total Futures Contracts				$385,785,740	$797,600

Investment Abbreviations:

S&P—Standard & Poor’s

Portfolio of Investments (Note 1)

Forward Total MarketPlus Fund

March 31, 2014 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 55.90%
20,200	Vanguard Mortgage-Backed Securities ETF	$1,044,340
76,400	Vanguard Short-Term Corporate Bond ETF	6,110,472
202,800	Vanguard Short-Term Government Bond ETF	12,342,408
	Total Exchange-Traded Funds (Cost $19,530,936)	19,497,220

Principal Amount
Agency Pass-Through Securities: 14.14%
Federal Home Loan Mortgage Corp (FHLMC): 4.24%
	FHLMC
$ 52,796	1.828%, 07/01/29(a)	55,934
13,433	1.837%, 06/01/20(a)	13,995
70,139	1.873%, 12/01/35(a)	74,341
3,546	1.943%, 01/01/26(a)	3,666
76,139	1.955%, 12/01/35(a)	80,961
89,774	1.980%, 02/01/36(a)	95,642
19,042	2.015%, 10/01/28(a)	20,184
9,421	2.037%, 03/01/19(a)	9,677
9,334	2.052%, 11/01/26(a)	9,715
83,891	2.067%, 01/01/37(a)	89,576
98,552	2.100%, 08/01/33(a)	104,234
5,153	2.125%, 07/01/19(a)	5,296
904	2.200%, 03/01/17(a)	895
37,772	2.231%, 09/01/28(a)	40,272
35,362	2.250%, 04/01/18(a)	37,021
3,796	2.250%, 11/01/22(a)	3,836
31,025	2.250%, 10/01/26(a)	33,150
2,603	2.252%, 09/01/30(a)	2,789
2,528	2.257%, 10/01/22(a)	2,715
13,084	2.270%, 01/01/31(a)	13,303
5,077	2.273%, 09/01/27(a)	5,449
2,480	2.276%, 12/01/22(a)	2,563
82,683	2.287%, 07/01/30(a)	88,389
4,660	2.300%, 12/01/27(a)	4,868
11,167	2.325%, 09/01/36(a)	11,938
5,727	2.329%, 12/01/27(a)	6,128
15,872	2.335%, 02/01/34(a)	16,655
21,444	2.343%, 02/01/35(a)	22,109
924	2.346%, 03/01/24(a)	931
16,881	2.348%, 09/01/30(a)	18,055
4,399	2.350%, 10/01/32(a)	4,467
18,788	2.350%, 02/01/35(a)	19,164

9,207	2.350%, 02/01/32(a)	9,800
7,300	2.355%, 10/01/31(a)	7,384
26,219	2.369%, 11/01/28(a)	27,939
33,112	2.375%, 02/01/33(a)	34,867
54,577	2.375%, 08/01/35(a)	58,103
13,776	2.375%, 08/01/32(a)	14,635
11,275	2.375%, 04/01/32(a)	11,622
17,582	2.375%, 07/01/31(a)	18,910
11,031	2.376%, 01/01/37(a)	11,721
8,197	2.399%, 03/01/33(a)	8,470
13,197	2.402%, 05/01/33(a)	14,050
30,148	2.421%, 05/01/36(a)	32,272
4,660	2.451%, 01/01/24(a)	4,793
17,752	2.464%, 06/01/37(a)	19,027
14,093	2.475%, 06/01/35(a)	14,232
3,252	2.482%, 01/01/28(a)	3,503
120,891	2.482%, 03/01/32(a)	129,793
23,908	2.492%, 10/01/20(a)	25,030
13,264	2.504%, 09/01/30(a)	14,237
9,685	2.511%, 05/01/35(a)	10,292
6,827	2.762%, 02/01/31(a)	7,316
1,803	2.815%, 06/01/19(a)	1,809
40,957	2.873%, 01/01/29(a)	43,752
4,415	5.498%, 08/01/24(a)	4,732
50,052	5.631%, 11/01/30(a)	52,588
		1,478,795
Federal National Mortgage Association (FNMA): 9.90%
	FNMA
3,538	1.250%, 06/01/21(a)	3,564
28,279	1.529%, 01/01/31(a)	29,562
5,408	1.533%, 09/01/33(a)	5,621
157,831	1.534%, 06/01/40(a)	165,156
46,195	1.534%, 11/01/40(a)	48,271
6,940	1.534%, 07/01/40(a)	7,271
13,151	1.611%, 03/01/28(a)	13,759
11,245	1.634%, 11/01/33(a)	11,843
5,542	1.647%, 11/01/33(a)	5,824
15,811	1.662%, 09/01/27(a)	16,503
7,315	1.718%, 12/01/24(a)	7,520
15,634	1.731%, 05/01/32(a)	16,420
51,050	1.750%, 10/01/34(a)	54,054
19,195	1.786%, 08/01/33(a)	20,019
8,972	1.863%, 01/01/20(a)	9,350
48,111	1.865%, 05/01/36(a)	50,415
40,840	1.879%, 11/01/35(a)	43,578
38,102	1.880%, 01/01/35(a)	40,023
115,879	1.885%, 02/01/33(a)	121,608
21,057	1.888%, 01/01/23(a)	22,400
16,969	1.892%, 11/01/33(a)	17,861
23,687	1.898%, 01/01/35(a)	24,910
25,235	1.902%, 04/01/36(a)	26,923
98,803	1.925%, 11/01/34(a)	103,862
51,057	1.925%, 05/01/33(a)	53,872
34,288	1.925%, 05/01/35(a)	36,502
26,086	1.925%, 03/01/36(a)	27,745
10,877	1.925%, 04/01/36(a)	11,575
85,623	1.939%, 05/01/29(a)	86,426
65,560	1.940%, 06/01/35(a)	70,024
47,144	1.945%, 11/01/35(a)	50,247
6,849	1.970%, 04/01/18(a)	7,204

48,990	2.021%, 04/01/36(a)	51,766
116,598	2.035%, 06/01/35(a)	122,066
334,343	2.055%, 11/01/35(a)	351,160
8,377	2.056%, 10/01/35(a)	8,849
7,618	2.057%, 08/01/29(a)	8,070
33,283	2.070%, 02/01/25(a)	35,163
53,872	2.106%, 12/01/32(a)	55,537
108,224	2.115%, 12/01/34(a)	115,365
44,023	2.120%, 02/01/35(a)	46,506
29,672	2.123%, 10/01/32(a)	31,552
4,807	2.125%, 11/01/17(a)	5,100
84,044	2.133%, 04/01/34(a)	85,824
106,477	2.145%, 11/01/34(a)	112,774
6,561	2.155%, 04/01/18(a)	6,575
6,733	2.184%, 01/01/25(a)	7,048
112,097	2.210%, 07/01/34(a)	119,117
24,702	2.221%, 12/01/35(a)	25,584
42,130	2.230%, 01/01/33(a)	44,727
2,666	2.250%, 09/01/17(a)	2,705
31,173	2.250%, 10/01/17(a)	31,542
6,275	2.251%, 05/01/32(a)	6,521
36,721	2.257%, 04/01/40(a)	39,236
10,333	2.259%, 12/01/32(a)	10,470
13,185	2.262%, 12/01/32(a)	13,995
37,336	2.263%, 07/01/33(a)	39,908
66,719	2.265%, 07/01/35(a)	71,212
30,810	2.277%, 01/01/33(a)	32,337
37,112	2.277%, 11/01/34(a)	39,334
4,888	2.279%, 07/01/29(a)	4,964
80,759	2.293%, 02/01/33(a)	82,565
11,154	2.305%, 06/01/32(a)	11,891
9,616	2.341%, 07/01/34(a)	10,418
108,140	2.341%, 02/01/37(a)	115,203
4,284	2.343%, 05/01/33(a)	4,551
44,177	2.356%, 03/01/38(a)	47,115
47,323	2.360%, 07/01/33(a)	47,574
49,985	2.375%, 04/01/32(a)	50,627
5,951	2.376%, 04/01/33(a)	6,338
12,635	2.386%, 04/01/33(a)	13,454
28,063	2.426%, 04/01/33(a)	29,483
34,127	2.437%, 02/01/35(a)	36,363
72,830	2.460%, 07/01/28(a)	78,036
35,408	2.466%, 03/01/35(a)	37,273
14,205	2.472%, 09/01/33(a)	15,252
10,688	2.490%, 07/01/28(a)	11,461
15,004	2.500%, 03/01/35(a)	16,040
12,780	2.546%, 09/01/39(a)	13,699
45,775	2.574%, 01/01/28(a)	49,307
30,464	2.635%, 12/01/30(a)	32,645
6,009	3.046%, 04/01/33(a)	6,414
2,766	3.841%, 10/01/27(a)	2,750
1,325	4.157%, 02/01/18(a)	1,307
		3,454,685
	Total Agency Pass-Through Securities (Cost $4,786,485)	4,933,480
	Total Investments: 70.04% (Cost $24,317,421)	24,430,700
	Net Other Assets and Liabilities: 29.96%	10,451,885
	Net Assets: 100.00%	$34,882,585

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2014.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Bank of America Merrill Lynch	Russell 3000® Total Return Index	1-month LIBOR plus 30 Bps	Total Return	04/04/14	$4,158,996	$(16,201)
Goldman Sachs	Russell 3000® Total Return Index	1-month LIBOR plus 44 Bps	Total Return	03/26/15	29,219,450	1,742,242
Total of Total Return Swap Contracts					$33,378,446	$1,726,041

Investment Abbreviations:

Bps—Basis Points

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

Portfolio of Investments (Note 1)

Forward U.S. Government Money Fund

March 31, 2014 (Unaudited)

Principal Amount		Value (Note 1)
U.S. Agency Bonds: 7.31%
Federal Farm Credit Bank (FFCB): 4.00%
	Federal Farm Credit Bank, Variable Rate
$ 3,000,000	0.176%, 04/18/16(a)	$3,000,000
Federal Home Loan Bank (FHLB): 3.31%
	Federal Home Loan Bank
700,000	3.250%, 09/12/14	709,502
	Federal Home Loan Bank
500,000	4.625%, 09/12/14	509,815
	Federal Home Loan Bank
225,000	4.875%, 06/13/14	227,099
	Federal Home Loan Bank
790,000	5.250%, 06/18/14	798,511
	Federal Home Loan Bank
235,000	5.250%, 09/12/14	240,264
		2,485,191
	Total U.S. Agency Bonds (Cost $5,485,191)	5,485,191
Other Commercial Paper: 6.67%
Short-Term Securities: 6.67%
	Commonwealth Bank of Australia, Variable Rate
5,000,000	0.230%, 10/17/14(a)(b)(c)	5,000,155
	Total Other Commercial Paper (Cost $5,000,155)	5,000,155
Repurchase Agreements: 83.34%
7,000,000	G.X. Clarke & Co., 0.140%, dated 03/31/14 and maturing 04/01/14 with a repurchase amount of $7,000,027, collateralized by FHLMC and FNMA Securities with rates ranging from 0.375% to 6.625% and with maturity dates ranging from 12/21/15 to 11/15/30 with a par value of $6,854,000 and a collateral value of $7,144,392.	7,000,000

18,000,000	G.X. Clarke & Co., 0.200%, dated 03/31/14 and maturing 04/01/14 with a repurchase amount of $18,000,100, collateralized by several FHLMC, FNMA, FFCB, FHLB, and U.S. Government Agency Securities with rates ranging from 0.000% to 6.000% and with maturity dates ranging from 02/07/15 to 09/01/40 with a par value of $19,387,000 and a collateral value of $18,362,152.	18,000,000
8,500,000	G.X. Clarke & Co., 0.200%, dated 03/31/14 and maturing 04/03/14 with a repurchase amount of $8,500,142, collateralized by several FHLMC, FNMA, and FHLB Securities with rates ranging from 0.000% to 8.200% and with maturity dates ranging from 04/15/14 to 07/15/36 with a par value of $8,131,000 and a collateral value of $8,671,835.	8,500,000
18,000,000	G.X. Clarke & Co., 0.200%, dated 03/31/14 and maturing 04/04/14 with a repurchase amount of $18,000,400, collateralized by several FHLMC, FNMA, FFCB, GNMA, FHLB, and U.S. Government Agency Securities with rates ranging from 0.000% to 6.625% and with maturity dates ranging from 08/15/14 to 08/01/43 with a par value of $27,172,000 and a collateral value of $18,361,024.	18,000,000
11,000,000	G.X. Clarke & Co., 0.200%, dated 03/31/14 and maturing 04/07/14 with a repurchase amount of $11,000,428, collateralized by several FHLMC, FNMA, and FFCB Securities with rates ranging from 0.150% to 6.750% and with maturity dates ranging from 04/15/14 to 03/15/31 with a par value of $10,555,000 and a collateral value of $11,221,220.	11,000,000
	Total Repurchase Agreements (Cost $62,500,000)	62,500,000
	Total Investments: 97.32% (Cost $72,985,346)	72,985,346
	Net Other Assets and Liabilities: 2.68%	2,011,680
	Net Assets: 100.00%	$74,997,026

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2014. The first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,000,155, representing 6.67% of net assets.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Investment Abbreviations:

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

Portfolio of Investments (Note 1)

Forward Balanced Allocation Fund

March 31, 2014 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 99.88%
85,208	Forward Commodity Long/Short Strategy Fund—Class Z	7.13%	$1,751,882
264,244	Forward EM Corporate Debt Fund—Institutional Class	9.94%	2,441,611
57,330	Forward Frontier Strategy Fund—Class Z	2.99%	733,250
139,004	Forward High Yield Bond Fund—Class Z	5.95%	1,460,937
631,245	Forward International Dividend Fund—Institutional Class	20.90%	5,132,019
27,493	Forward International Real Estate Fund—Institutional Class	1.69%	414,044
533,395	Forward Investment Grade Fixed-Income Fund—Class Z	23.84%	5,856,678
59,672	Forward Managed Futures Strategy Fund—Class Z	4.88%	1,198,218
21,864	Forward Real Estate Fund—Institutional Class	1.26%	310,032
64,622	Forward Select EM Dividend Fund—Institutional Class	5.94%	1,459,814
44,221	Forward Select Opportunity Fund—Institutional Class	4.97%	1,219,628
66,838	Forward Total MarketPlus Fund—Class Z	10.39%	2,552,539
	Total Affiliated Investment Companies (Cost $22,882,290)		24,530,652
	Total Investments: 99.88% (Cost $22,882,290)		24,530,652
	Net Other Assets and Liabilities: 0.12%		30,656
	Net Assets: 100.00%		$24,561,308

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth Allocation Fund

March 31, 2014 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 100.10%
49,431	Forward Commodity Long/Short Strategy Fund—Class Z	2.53%	$1,016,292
163,472	Forward EM Corporate Debt Fund—Institutional Class	3.76%	1,510,482
154,610	Forward Frontier Strategy Fund—Class Z	4.93%	1,977,457
82,864	Forward High Yield Bond Fund—Class Z	2.17%	870,904
1,670,137	Forward International Dividend Fund—Institutional Class	33.82%	13,578,209
107,388	Forward International Real Estate Fund—Institutional Class	4.03%	1,617,265
325,817	Forward Investment Grade Fixed-Income Fund—Class Z	8.91%	3,577,472
98,314	Forward Managed Futures Strategy Fund—Class Z	4.92%	1,974,140
99,628	Forward Real Estate Fund—Institutional Class	3.52%	1,412,726
168,550	Forward Select EM Dividend Fund—Institutional Class	9.48%	3,807,541
74,322	Forward Select Opportunity Fund—Institutional Class	5.11%	2,049,803
177,964	Forward Total MarketPlus Fund—Class Z	16.92%	6,796,430
	Total Affiliated Investment Companies (Cost $37,665,497)		40,188,721
	Total Investments: 100.10% (Cost $37,665,497)		40,188,721
	Net Other Assets and Liabilities: (0.10)%		(38,610)
	Net Assets: 100.00%		$40,150,111

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth & Income Allocation Fund

March 31, 2014 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 100.21%
109,927	Forward Commodity Long/Short Strategy Fund—Class Z	6.96%	$2,260,103
217,250	Forward EM Corporate Debt Fund—Institutional Class	6.19%	2,007,392
106,597	Forward Frontier Strategy Fund—Class Z	4.20%	1,363,369
114,888	Forward High Yield Bond Fund—Class Z	3.72%	1,207,469
1,147,674	Forward International Dividend Fund—Institutional Class	28.75%	9,330,594
35,884	Forward International Real Estate Fund—Institutional Class	1.67%	540,410
443,336	Forward Investment Grade Fixed-Income Fund—Class Z	15.01%	4,867,827
79,394	Forward Managed Futures Strategy Fund—Class Z	4.91%	1,594,238
32,814	Forward Real Estate Fund—Institutional Class	1.43%	465,303
117,876	Forward Select EM Dividend Fund—Institutional Class	8.21%	2,662,826
58,343	Forward Select Opportunity Fund—Institutional Class	4.96%	1,609,106
120,699	Forward Total MarketPlus Fund—Class Z	14.20%	4,609,506
	Total Affiliated Investment Companies (Cost $30,516,181)		32,518,143
	Total Investments: 100.21% (Cost $30,516,181)		32,518,143
	Net Other Assets and Liabilities: (0.21)%		(67,060)
	Net Assets: 100.00%		$32,451,083

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income Builder Fund

March 31, 2014 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 99.34%
459,431	Forward EM Corporate Debt Fund—Institutional Class	24.17%	$4,245,145
77,444	Forward Global Infrastructure Fund—Institutional Class	10.64%	1,867,961
244,064	Forward High Yield Bond Fund—Class Z	14.61%	2,565,114
322,313	Forward International Dividend Fund—Institutional Class	14.92%	2,620,403
126,858	Forward Real Estate Fund—Institutional Class	10.24%	1,798,847
174,776	Forward Select Income Fund—Institutional Class	24.76%	4,350,172
	Total Affiliated Investment Companies (Cost $16,672,916)		17,447,642
	Total Investments: 99.34% (Cost $16,672,916)		17,447,642
	Net Other Assets and Liabilities: 0.66%		115,225
	Net Assets: 100.00%		$17,562,867

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income & Growth Allocation Fund

March 31, 2014 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 100.44%
32,167	Forward Commodity Long/Short Strategy Fund—Class Z	5.32%	$661,353
185,495	Forward EM Corporate Debt Fund—Institutional Class	13.78%	1,713,972
43,321	Forward Emerging Markets Fund—Institutional Class	3.82%	475,236
19,110	Forward Frontier Strategy Fund—Class Z	1.96%	244,415
96,357	Forward High Yield Bond Fund—Class Z	8.14%	1,012,711
202,713	Forward International Dividend Fund—Institutional Class	13.24%	1,648,056
20,885	Forward International Real Estate Fund—Institutional Class	2.53%	314,523
374,534	Forward Investment Grade Fixed-Income Fund—Class Z	33.06%	4,112,389
30,805	Forward Managed Futures Strategy Fund—Class Z	4.97%	618,563
17,856	Forward Real Estate Fund—Institutional Class	2.04%	253,197
21,897	Forward Select Opportunity Fund—Institutional Class	4.85%	603,928
21,928	Forward Total MarketPlus Fund—Class Z	6.73%	837,411
	Total Affiliated Investment Companies (Cost $11,558,642)		12,495,754
	Total Investments: 100.44% (Cost $11,558,642)		12,495,754
	Net Other Assets and Liabilities: (0.44)%		(54,127)
	Net Assets: 100.00%		$12,441,627

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Multi-Strategy Fund

March 31, 2014 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 99.65%
4,460	Forward Commodity Long/Short Strategy Fund—Class Z	0.50%	$91,690
68,259	Forward Dynamic Income Fund—Institutional Class	9.38%	1,721,496
270,796	Forward Emerging Markets Fund—Institutional Class	16.18%	2,970,629
49,500	Forward Endurance Long/Short Fund—Institutional Class	7.45%	1,366,697
110,335	Forward Frontier Strategy Fund—Class Z	7.69%	1,411,183
21,724	Forward Global Infrastructure Fund—Institutional Class	2.86%	523,993
290,346	Forward International Dividend Fund—Institutional Class	12.86%	2,360,509
19,116	Forward International Real Estate Fund—Institutional Class	1.57%	287,884
24,065	Forward International Small Companies Fund—Institutional Class	2.31%	424,032
27,302	Forward Managed Futures Strategy Fund—Class Z	2.99%	548,228
67,698	Forward Real Estate Long/Short Fund—Institutional Class	11.31%	2,074,265
31,086	Forward Select Income Fund—Institutional Class	4.22%	773,729
48,831	Forward Select Opportunity Fund—Institutional Class	7.34%	1,346,751
89,869	Forward Tactical Enhanced Fund—Institutional Class	12.99%	2,382,429
	Total Affiliated Investment Companies (Cost $17,425,608)		18,283,515
	Total Investments: 99.65% (Cost $17,425,608)		18,283,515
	Net Other Assets and Liabilities: 0.35%		64,610
	Net Assets: 100.00%		$18,348,125

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of Portfolio of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2014.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, If there have been no sales that day, such securities or contracts are valued at the average of the last reported bid and ask price for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask price. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask price; and (b) maturity of 60 days or less, at amortized cost.

Investments held by the Forward U.S. Government Money Fund are valued using the amortized cost method of valuation permitted in accordance with meeting certain conditions and regulations set forth under Rule 2a-7 of the 1940 Act. Under the amortized cost method, an investment is valued at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the investment.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Forward Management, LLC, the Investment Advisor of the Funds (the “Advisor” or “Forward Management”) based on information from the structuring firm or issuer.

Futures and options on futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

to a particular commodity. Over-the-counter futures and options on futures contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If market quotes are not available from an independent pricing vendor or dealers, over-the-counter futures and options on futures contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. If there has been no sale that day, such securities are valued at the average of the last reported bid and ask prices on the valuation day for long positions or ask prices for short positions. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Debt Securities: Debt securities are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Lower rated debt securities, such as high-yield/high-risk bonds, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated debt securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations. The value of debt securities may fall when interest rates rise. Given the current historically low interest rate environment, the risks associated with rising interest rates are heightened and future increases in interest rates may result in periods of dramatic volatility and may

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

negatively impact the value of debt securities. The liquidity of the market for debt securities may decrease during periods of increased volatility. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt securities may result in those broker-dealers restricting their market making activities for certain debt securities, which may reduce the liquidity and increase the volatility of such debt securities.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in tranches of CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity-Linked Notes: Certain Funds may invest in commodity-linked notes, which are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery. A Fund will not engage in these transactions for investment leverage.

When-issued securities involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs which are privately-owned corporations created by the U.S. Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government, and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in a MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of units of a MLP may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in a MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of a MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of a MLP’s taxable income. A MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in a MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in mortgage-related and other asset-backed securities. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are paid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Real Estate Investment Trusts (“REITs”): Certain Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. There is no guarantee that the REITs held by the Funds will continue to pay dividends. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management, or the appropriate sub-advisor has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. government and agency securities. It is the Funds’ policy to take possession of the underlying securities, held in safekeeping at the Fund’s custodian or designated sub-custodians for tri-party repurchase agreements, as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of March 31, 2014, the Forward Tactical Enhanced Fund and the Forward U.S. Government Money Fund held repurchase agreements and have disclosed the details in the Portfolio of Investments. No other Funds held repurchase agreements as of March 31, 2014.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As of March 31, 2014, the Forward Endurance Long/Short Fund, the Forward Real Estate Long/Short Fund, and the Forward Select Income Fund held securities sold short with a market value of $840,043, $6,681,708, and $50,752,500, respectively. No other Funds held securities sold short at March 31, 2014.

Stripped Mortgage-Backed Securities: Certain Funds may invest in stripped mortgage-backed securities that are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Structured Notes: Certain Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund also bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A highly liquid secondary market may not exist for the structured notes a Fund may invest in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

Investments in Securities	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Agency Pass-Through Securities(a)	—	$29,198,620	—	$29,198,620
Asset-Backed Securities	—	921,482	—	921,482
Collateralized Mortgage Obligations(a)	—	4,036,116	—	4,036,116
Corporate Bonds(a)	—	20,011,244	—	20,011,244
Municipal Bonds	—	9,105,204	—	9,105,204
U.S. Treasury Bonds & Notes	—	20,714,208	—	20,714,208

Total	—	$83,986,874	—	$83,986,874

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Forward Credit Analysis Long/Short Fund
Municipal Bonds(a)	—	$80,799,888	—	$80,799,888
U.S. Government Agency Securities	—	1,601,906	—	1,601,906
Short-Term Securities	—	21,190,067	—	21,190,067

Total	—	$103,591,861	—	$103,591,861

Forward Dynamic Income Fund
Common Stocks(a)	$1,849,725	—	—	$1,849,725
Limited Partnerships(a)	62,016	—	—	62,016
Preferred Stocks(a)	580,118	—	—	580,118

Total	$2,491,859	—	—	$2,491,859

Forward EM Corporate Debt Fund
Common Stocks(a)	$3,204,036	—	—	$3,204,036
Foreign Government Obligations(a)	—	$18,092,987	—	18,092,987
Asset-Backed Securities(a)	—	14,343,424	—	14,343,424
Convertible Corporate Bonds(a)	—	3,910,000	—	3,910,000
Corporate Bonds(a)	—	302,862,185	—	302,862,185
Credit-Linked Notes(a)	—	4,997,500	—	4,997,500

Total	$3,204,036	$344,206,096	—	$347,410,132

Forward Emerging Markets Fund
Common Stocks(a)	$10,974,222	—	—	$10,974,222

Total	$10,974,222	—	—	$10,974,222

Forward Endurance Long/Short Fund
Common Stocks(a)	$4,009,975	—	—	$4,009,975
Options Purchased	37,660	—	—	37,660

Total	$4,047,635	—	—	$4,047,635

Forward Frontier Strategy Fund
Exchange-Traded Funds	$3,516,250	—	—	$3,516,250
Agency Pass-Through Securities(a)	—	$27,000,286	—	27,000,286
Asset-Backed Securities	—	755,315	—	755,315
Collateralized Mortgage Obligations(a)	—	2,972,322	—	2,972,322
Corporate Bonds(a)	—	18,260,132	—	18,260,132
Municipal Bonds	—	8,562,307	—	8,562,307
U.S. Treasury Bonds & Notes	—	18,977,951	—	18,977,951

Total	$3,516,250	$76,528,313	—	$80,044,563

Forward Global Dividend Fund
Common Stocks(a)	$19,074,019	—	—	$19,074,019
Preferred Stocks(a)	381,574	—	—	381,574
Collateralized Mortgage Obligations(a)	—	$283,002	—	283,002

Total	$19,455,593	$283,002	—	$19,738,595

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Forward Global Infrastructure Fund
Common Stocks(a)	$89,849,280	—	—		$89,849,280
Preferred Stocks(a)	960,964	—	—		960,964

Total	$90,810,244	—	—		$90,810,244

Forward High Yield Bond Fund
Corporate Bonds(a)	—	$132,582,249	—		$132,582,249
Municipal Bonds	—	1,049,590	—		1,049,590

Total	—	$133,631,839	—		$133,631,839

Forward International Dividend Fund
Common Stocks(a)	$271,104,260	—	—		$271,104,260
Loan Participation Notes(a)	—	$2,206,120	—		2,206,120
Preferred Stocks(a)	6,576,016	—	—		6,576,016
Collateralized Mortgage Obligations(a)	—	5,932,132	—		5,932,132
Corporate Bonds(a)	—	3,916,270	—		3,916,270

Total	$277,680,276	$12,054,522	—		$289,734,798

Forward International Real Estate Fund
Common Stocks(a)	$102,852,331	—	—		$102,852,331
Rights(a)	—	$150,102	—		150,102

Total	$102,852,331	$150,102	—		$103,002,433

Forward International Small Companies Fund
Common Stocks(a)	$194,132,568	—	—		$194,132,568
Exchange-Traded Funds(a)	4,115,396	—	—		4,115,396
Preferred Stocks(a)	4,048,225	—	—		4,048,225
Rights(a)	721,810	—	—		721,810

Total	$203,017,999	—	—		$203,017,999

Forward Investment Grade Fixed-Income Fund
Agency Pass-Through Securities(a)	—	$332,139	—		$332,139
Asset-Backed Securities	—	872,924	$8,511		881,435
Collateralized Mortgage Obligations	—	1,991,122	377,365	(b)	2,368,487
Corporate Bonds
Industrial-Other	—	—	59,039	(b)	59,039
Other(a)	—	6,245,102			6,245,102
Municipal Bonds	—	706,787	—		706,787
U.S. Treasury Bonds & Notes	—	12,936,123	—		12,936,123

Total	—	$23,084,197	$444,915		$23,529,112

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Forward Managed Futures Strategy Fund
Exchange-Traded Funds	$6,191,852	—	—	$6,191,852

Total	$6,191,852	—	—	$6,191,852

Forward Real Estate Fund
Common Stocks(a)	$109,372,431	—	—	$109,372,431

Total	$109,372,431	—	—	$109,372,431

Forward Real Estate Long/Short Fund
Common Stocks(a)	$72,658,417	—	—	$72,658,417
Limited Partnerships(a)	227,176	—	—	227,176
Convertible Preferred Stocks(a)	1,367,300	—	—	1,367,300
Preferred Stocks(a)	6,524,931	—	—	6,524,931
Options Purchased	21,150	—	—	21,150
Corporate Bonds(a)	—	$439,725	—	439,725

Total	$80,798,974	$439,725	—	$81,238,699

Forward Select EM Dividend Fund
Common Stocks(a)	$33,509,511	—	—	$33,509,511
Loan Participation Notes(a)	—	$400,995	—	400,995
Preferred Stocks(a)	626,759	—	—	626,759
Collateralized Mortgage Obligations(a)	—	1,820,867	—	1,820,867

Total	$34,136,270	$2,221,862	—	$36,358,132

Forward Select Income Fund
Common Stocks
REITs-Residential	$9,758,640	$4,495,000	—	$14,253,640
Other(a)	488,774,818	—	—	488,774,818
Convertible Preferred Stocks(a)	94,213,627	—	—	94,213,627
Preferred Stocks(a)	942,191,075	—	—	942,191,075
Options Purchased	493,490	—	—	493,490
Contingent Convertible Securities(a)	—	16,575,600	—	16,575,600
Corporate Bonds(a)	—	73,202,288	—	73,202,288

Total	$1,535,431,650	$94,272,888	—	$1,629,704,538

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Forward Select Opportunity Fund
Common Stocks(a)	$14,656,712	—	—	$14,656,712
Preferred Stocks(a)	6,066,316	—	—	6,066,316
Contingent Convertible Securities(a)	—	$679,357	—	679,357
Corporate Bonds(a)	—	1,435,250	—	1,435,250

Total	$20,723,028	$2,114,607	—	$22,837,635

Forward Small Cap Equity Fund
Common Stocks(a)	$31,166,098	—	—	$31,166,098
Affiliated Investment Companies	350,051	—	—	350,051

Total	$31,516,149	—	—	$31,516,149

Forward Tactical Enhanced Fund
Exchange-Traded Funds	$110,727,680	—	—	$110,727,680
Repurchase Agreements	97,370,000	—	—	97,370,000

Total	$208,097,680	—	—	$208,097,680

Forward Tactical Growth Fund
Short-Term Securities	—	$474,918,278	—	$474,918,278

Total	—	$474,918,278	—	$474,918,278

Forward Total MarketPlus Fund
Exchange-Traded Funds	$19,497,220	—	—	$19,497,220
Agency Pass-Through Securities(a)	—	$4,933,480	—	4,933,480

Total	$19,497,220	$4,933,480	—	$24,430,700

Forward U.S. Government Money Fund
U.S. Agency Bonds(a)	—	$5,485,191	—	$5,485,191
Other Commercial Paper(a)	—	5,000,155	—	5,000,155
Repurchase Agreements	—	62,500,000	—	62,500,000

Total	—	$72,985,346	—	$72,985,346

Forward Balanced Allocation Fund
Affiliated Investment Companies	$24,530,652	—	—	$24,530,652

Total	$24,530,652	—	—	$24,530,652

Forward Growth & Income Allocation Fund
Affiliated Investment Companies	$32,518,143	—	—	$32,518,143

Total	$32,518,143	—	—	$32,518,143

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Forward Growth Allocation Fund
Affiliated Investment Companies	$40,188,721	—	—	$40,188,721

Total	$40,188,721	—	—	$40,188,721

Forward Income & Growth Allocation Fund
Affiliated Investment Companies	$12,495,754	—	—	$12,495,754

Total	$12,495,754	—	—	$12,495,754

Forward Income Builder Fund
Affiliated Investment Companies	$17,447,642	—	—	$17,447,642

Total	$17,447,642	—	—	$17,447,642

Forward Multi-Strategy Fund
Affiliated Investment Companies	$18,283,515	—	—	$18,283,515

Total	$18,283,515	—	—	$18,283,515

(a)	For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.
(b)	Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and approved procedures. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Assets
Total Return Swap Contracts	—	$4,046	—	$4,046
Liabilities
Total Return Swap Contracts	—	(2,515)	—	(2,515)

Total	—	$1,531	—	$1,531

Forward Credit Analysis Long/Short Fund
Liabilities
Futures Contracts	$(83,372)	—	—	$(83,372)

Total	$(83,372)	—	—	$(83,372)

Forward Dynamic Income Fund
Assets
Futures Contracts	$11,777	—	—	$11,777

Total	$11,777	—	—	$11,777

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Forward EM Corporate Debt Fund
Liabilities
Forward Currency Contracts	—	$(678,554)	—	$(678,554)

Total	—	$(678,554)	—	$(678,554)

Forward Emerging Markets Fund
Assets
Futures Contracts	$61,171	—	—	$61,171

Total	$61,171	—	—	$61,171

Forward Endurance Long/Short Fund
Liabilities
Securities Sold Short
Common Stock	$(840,043)	—	—	$(840,043)

Total	$(840,043)	—	—	$(840,043)

Forward Frontier Strategy Fund
Assets
Total Return Swap Contracts	—	$17,684,651	—	$17,684,651

Total	—	$17,684,651	—	$17,684,651

Forward Investment Grade Fixed-Income Fund
Liabilities
Futures Contracts	$(32,097)	—	—	$(32,097)

Total	$(32,097)	—	—	$(32,097)

Forward Managed Futures Strategy Fund
Assets
Total Return Swap Contracts	—	$8,418	—	$8,418
Liabilities
Total Return Swap Contracts	—	(260,662)	—	(260,662)

Total	—	$(252,244)	—	$(252,244)

Forward Real Estate Long/Short Fund
Liabilities
Securities Sold Short
Common Stock	$(5,002,808)	—	—	$(5,002,808)
Exchange-Traded Funds	(1,678,900)	—	—	(1,678,900)
Options Written	(67,850)	—	—	(67,850)

Total	$(6,749,558)	—	—	$(6,749,558)

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Forward Select Income Fund
Liabilities
Securities Sold Short
Exchange-Traded Funds	$(50,752,500)	—	—	$(50,752,500)

Total	$(50,752,500)	—	—	$(50,752,500)

Forward Tactical Growth Fund
Assets
Futures Contracts	$797,600	—	—	$797,600

Total	$797,600	—	—	$797,600

Forward Total MarketPlus Fund
Assets
Total Return Swap Contracts	—	$1,742,242	—	$1,742,242
Liabilities
Total Return Swap Contracts	—	(16,201)	—	(16,201)

Total	—	$1,726,041	—	$1,726,041

(a)	Other financial instruments are derivative instruments reflected in the schedules to the Portfolio of Investments, such as written options, short sales, swap contracts, forward currency contracts and futures contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. For the three month period ended March 31, 2014, the only transfers of securities from Level 2 to Level 1 were for a security in the Forward Select Income Fund as follows:

	Level 1		Level 2
Forward Select Income Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Preferred Stocks	$6,125,000	—	—	$(6,125,000)

Total	$6,125,000	—	—	$(6,125,000)

The above transfer was due to the availability of a quoted market price for a new security issuance at December 31, 2013, when a quoted price was not available. During the three month period ended March 31, 2014 there were no other transfers between Level 1 and Level 2 securities in any other fund.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Forward Investment Grade Fixed-Income Fund	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds
Balance as of December 31, 2013	$8,483	$314,325	$59,062
Accrued discounts/premiums	—	102	18,730
Realized gain/(loss)	—	82	—
Change in unrealized appreciation/(depreciation)	28	68,323	(18,753)
Purchases	—	—	—
Sales proceeds	—	(5,467)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of March 31, 2014	$8,511	$377,365	$59,039

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2014	$28	$68,323	$(18,753)

For the three month period ended March 31, 2014, the other Funds did not have transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward currency contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Currency Contracts: Certain Funds invest in forward currency contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward currency contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. As of March 31, 2014, the Forward EM Corporate Debt Fund held forward currency contracts and has disclosed the details in the Portfolio of Investments.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

As of March 31, 2014, the Funds had outstanding unrealized gain/(loss) on futures contracts as follows:

Fund	Unrealized Gain/(Loss) on Futures Contracts at 03/31/14
Forward Credit Analysis Long/Short Fund	$(83,372)
Forward Dynamic Income Fund	11,777
Forward Emerging Markets Fund	61,171
Forward Investment Grade Fixed-Income Fund	(32,097)
Forward Tactical Growth Fund	797,600

No other Funds held futures contracts at March 31, 2014.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. As of March 31, 2014, the Forward Real Estate Long/Short Fund held written options with a market value of $(67,850). As of March 31, 2014, the Forward Endurance Long/Short Fund, the Forward Real Estate Long/Short Fund, and the Forward Select Income Fund held purchased options with a market value of $37,660, $21,150, and $493,490, respectively. No other Funds held purchased or written options at March 31, 2014.

Written option activity for the period ended March 31, 2014 was as follows:

	WRITTEN CALL OPTIONS		WRITTEN PUT OPTIONS
Forward Endurance Long/Short Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2013	570	$(53,759)	—	$—

Options written	264	(65,761)	(160)	2,634
Options exercised or closed	(774)	106,332	—	—
Options expired	(60)	13,188	160	2,634

Outstanding, March 31, 2014	—	$—	—	$—

	WRITTEN CALL OPTIONS		WRITTEN PUT OPTIONS
Forward Investment Grade Fixed-Income Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2013	(12)	$(5,792)	(12)	$(5,793)

Options written	—	—	—	—
Options exercised or closed	—	—	—	—
Options expired	12	5,792	12	5,793

Outstanding, March 31, 2014	—	$—	—	$—

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

	WRITTEN CALL OPTIONS
Forward Real Estate Long/Short Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2013	(400)	$(31,039)

Options written	(409)	(57,182)
Options exercised or closed	400	31,039
Options expired	—	—

Outstanding, March 31, 2014	(409)	$(57,182)

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”), or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Code may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the Portfolio of Investments.

As of March 31, 2014, the Forward Commodity Long/Short Strategy Fund, the Forward Frontier Strategy Fund, the Forward Managed Futures Strategy Fund, and the Forward Total MarketPlus Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. Swap agreements held at March 31, 2014 are disclosed in the Portfolio of Investments. No other Funds held swap agreements at March 31, 2014.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security; and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.

This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of March 31, 2014, the Funds held no warrants.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Commodity Futures Trading Commission Regulation: The Commodity Long/Short Fund and the Managed Futures Strategy Fund, and each Fund’s wholly-owned subsidiary, the Forward Commodity Long/Short (Cayman) Fund Ltd. and the Forward Managed Futures Strategy (Cayman) Fund Ltd., are each subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to recent rule changes by the Commodity Futures Trading Commission (the “CFTC”). The Advisor has registered with the CFTC as a Commodity Pool Operator and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations have begun to apply with respect to these two Funds. Compliance with the CFTC’s ongoing regulatory compliance requirements could increase each of these two Fund’s expenses, adversely affecting its total return.

Leverage: The Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Opportunity Fund can purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Funds’ portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

The Forward Dynamic Income Fund, the Forward EM Corporate Debt Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Opportunity Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR for borrowing under the agreement.

The Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund also maintain separate lines of credit with Bank of America Merrill Lynch. For borrowings under these agreements, the Funds are charged interest on the unpaid principal of the loan from the line of credit at the rate of 1.00% per annum above the one-month LIBOR and a commitment fee on the average daily undrawn balance of the line of credit at the rate of 0.45% per annum.

The Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Opportunity Fund have each pledged a portion of its investment securities as the collateral for their lines of credit. As of March 31, 2014, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit were as follows:

Fund	Collateral Pledged	Borrowed Amounts
Forward EM Corporate Debt Fund	$141,903,336	$30,414,840
Forward International Dividend Fund	68,961,654	35,000,000
Forward Real Estate Long/Short Fund	45,438,517	13,912,311
Forward Select EM Dividend Fund	11,956,105	4,500,000
Forward Select Income Fund	655,057,526	198,517,765
Forward Select Opportunity Fund	1,849,065	0

The Forward Dynamic Income Fund did not borrow under its line of credit agreement during the three month period ended March 31, 2014.

Investment in the Forward U.S. Government Money Fund: The Funds are permitted to invest daily available cash balances in an affiliated money market fund. The Funds may invest the available cash in Class Z shares of the Forward U.S. Government Money Fund (“U.S. Government Money Fund”) to seek current income while preserving liquidity. The U.S. Government Money Fund is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. When

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

applicable, the Funds’ investment in the U.S. Government Money Fund is included in the Portfolio of Investments. Shares of the U.S. Government Money Fund are valued at their net asset value per share. As a shareholder, the Funds are indirectly subject to the proportional share of the U.S. Government Money Fund Class Z expenses, including its management fee. The Advisor will waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Funds’ investment in the U.S. Government Money Fund.

The Forward Small Cap Equity Fund invested in Class Z shares of the U.S. Government Money Fund during the period ended March 31, 2014, as follows:

Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 3/31/14	Income
350,051	—	—	350,051	$350,051	$9

During the three period ended March 31, 2014, the Advisor waived fees and/or reimbursed the Forward Small Cap Equity Fund for the U.S. Government Money Fund management fees in the amount of $69.

Investments in a Wholly-Owned Subsidiary: The Forward Commodity Long/Short Strategy Fund seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Forward Managed Futures Strategy Fund seeks exposure to the futures markets and will generally invest in futures-related instruments that track the performance of futures contracts included in the Credit Suisse Multi-Asset Futures Strategy Index and through investments in the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (together with the Forward Commodity Long/Short Strategy (Cayman) Fund, Ltd., each a “Subsidiary” and collectively, the “Subsidiaries”). Forward Management acts as Investment Advisor to the Funds and to each Subsidiary. Each Fund is the sole shareholder of each respective Subsidiary, and it is intended that each Fund will remain the sole shareholder and will continue to control each respective Subsidiary.

Investments in each Subsidiary are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Code, and recent IRS rulings. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in its Subsidiary does not constitute qualifying income, and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, a Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments, which might result in difficulty in implementing its investment strategy.

Basis for Consolidation for the Commodity Long/Short Strategy Fund and the Managed Futures Strategy Fund: The Subsidiaries, which are Cayman Islands exempted companies, were incorporated on October 12, 2010 and October 27, 2011, respectively, as wholly owned subsidiaries acting as an investment vehicle for the Funds in order to effect certain investments for the Funds consistent with the Funds’ investment objectives. As wholly-owned subsidiaries of the Funds, all assets, liabilities, income and expenses of the portfolios are consolidated in the financial statements of the Funds. As of March 31, 2014, net assets of the Forward Commodity Long/Short Strategy Fund were $120,521,090 of which $24,835,526 or 20.61% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary and net assets of the Forward Managed Futures Strategy Fund were $8,801,551 of which $2,081,625 or 23.65% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary.

In addition, the Advisor has filed for and received no-action relief from the CFTC that permits consolidation of the financial statements for the Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund and their respective Subsidiaries.

2. Tax Basis Information

Tax Basis of Investments: As of March 31, 2014, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Forward Balanced Allocation Fund	$22,993,989	$1,910,312	$(373,649)	$1,536,663

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Forward Commodity Long/Short Strategy Fund	83,672,496	500,891	(186,513)	314,378
Forward Credit Analysis Long/Short Fund	102,695,849	2,314,416	(1,418,404)	896,012
Forward Dynamic Income Fund	2,440,124	68,600	(16,865)	51,735
Forward EM Corporate Debt Fund	356,444,503	8,160,921	(17,195,292)	(9,034,371)
Forward Emerging Markets Fund	10,118,833	1,607,105	(751,716)	855,389
Forward Endurance Long/Short Fund	3,785,921	357,478	(95,764)	261,714
Forward Frontier Strategy Fund	79,672,337	652,439	(280,213)	372,226
Forward Global Dividend Fund	16,810,032	3,616,029	(687,466)	2,928,563
Forward Global Infrastructure Fund	78,522,127	14,016,636	(1,728,519)	12,288,117
Forward Growth & Income Allocation Fund	30,927,087	2,164,747	(573,691)	1,591,056
Forward Growth Allocation Fund	37,972,982	2,854,620	(638,881)	2,215,739
Forward High Yield Bond Fund	129,376,168	4,310,640	(54,969)	4,255,671
Forward Income & Growth Allocation Fund	11,576,751	1,022,850	(103,847)	919,003
Forward Income Builder Fund	16,706,305	900,676	(159,339)	741,337
Forward International Dividend Fund	254,087,937	47,539,346	(11,892,485)	35,646,861
Forward International Real Estate Fund	105,570,851	5,443,584	(8,012,002)	(2,568,418)
Forward International Small Companies Fund	154,440,276	52,650,009	(4,072,286)	48,577,723
Forward Investment Grade Fixed-Income Fund	29,945,169	786,706	(7,202,763)	(6,416,057)
Forward Managed Futures Strategy Fund	6,184,162	24,776	(17,086)	7,690
Forward Multi-Strategy Fund	17,446,204	1,042,040	(204,729)	837,311
Forward Real Estate Fund	96,138,832	14,261,803	(1,028,204)	13,233,599
Forward Real Estate Long/Short Fund	66,779,218	15,635,093	(1,175,612)	14,459,481
Forward Select EM Dividend Fund	34,016,785	5,347,579	(3,006,232)	2,341,347
Forward Select Income Fund	1,450,037,191	179,667,347	—	179,667,347
Forward Select Opportunity Fund	21,846,798	1,204,783	(213,946)	990,837
Forward Small Cap Equity Fund	26,701,251	6,042,207	(1,227,309)	4,814,898
Forward Tactical Enhanced Fund	207,354,018	743,662	—	743,662
Forward Tactical Growth Fund	474,876,019	42,259	—	42,259
Forward Total MarketPlus Fund	24,349,380	118,893	(37,572)	81,321
Forward U.S. Government Money Fund	72,985,346	—	—	—

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Capital Losses: As of December 31, 2013, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Pre-Enactment Capital Losses

Fund	Expiring In 2015	Expiring In 2016	Expiring In 2017	Expiring In 2018
Forward EM Corporate Debt Fund	—	—	$51,786	—
Forward Global Dividend Fund	—	—	346,640	—
Forward Global Infrastructure Fund	—	$9,851,751	30,182,432	$24,061,967
Forward International Dividend Fund(a)	—	—	2,145,728	—
Forward International Real Estate Fund	$319,827	67,712,152	60,639,639	3,986,802
Forward International Small Companies Fund	—	36,153,221	179,253,577	—
Forward Investment Grade Fixed-Income Fund	—	1,479,849	—	7,106,398
Forward Real Estate Fund	—	1,685,000	—	—
Forward Real Estate Long/Short Fund	—	59,579,741	107,182,629	—
Forward Small Cap Equity Fund(a)	—	3,709,787	27,639,203	—
Forward Total MarketPlus Fund	—	—	5,396,689	—
Forward U.S. Government Money Fund	—	—	345	—

Capital loss carryovers used during the year ended December 31, 2013 were:

Fund	Amount
Forward Global Dividend Fund	$(1,644,558)
Forward Global Infrastructure Fund	(3,587,032)
Forward High Yield Bond Fund	(161,338)
Forward Income Builder Fund	(241,411)
Forward International Real Estate Fund	(2,332,378)
Forward International Small Companies Fund	(17,385,048)
Forward Investment Grade Fixed-Income Fund	(34,274)
Forward Real Estate Fund	(561,666)
Forward Real Estate Long/Short Fund	(9,549,757)
Forward Select Income Fund	(92,656,585)
Forward Small Cap Equity Fund	(6,348,220)
Forward Total MarketPlus Fund	(7,740,053)

(a)	Subject to limitations under §382 of the Code.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was enacted. Certain of the enacted provisions include:

Post enactment losses may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a Regulated Investment Company (“RIC”) for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Post-Enactment Capital Losses*

Capital losses as of December 31, 2013 deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term
Forward Balanced Allocation Fund	$772,360	$2,671,945
Forward Commodity Long/Short Strategy Fund	318,935	184,663
Forward Credit Analysis Long/Short Fund	58,656,270	23,788,442
Forward EM Corporate Debt Fund	3,386,413	626,574
Forward Emerging Markets Fund	1,398,026	—
Forward Growth & Income Allocation Fund	705,037	4,792,319
Forward Growth Allocation Fund	1,091,075	6,388,084
Forward International Dividend Fund	11,952,403	—
Forward Multi-Strategy Fund	938,977	2,848,714
Forward Select EM Dividend Fund	2,826,296	—
Forward U.S. Government Money Fund	831	—

The Funds elect to defer to the period ending December 31, 2014 capital losses recognized during the period November 1, 2013 to December 31, 2013 in the amount of:

Fund	Amount
Forward Commodity Long/Short Strategy Fund	$20,656
Forward Credit Analysis Long/Short Fund	11,738,548
Forward Dynamic Income Fund	16,893
Forward EM Corporate Debt Fund	47,975
Forward Endurance Long/Short Fund	20,475
Forward Frontier Strategy Fund	8,888

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Forward Global Dividend Fund	202,203
Forward High Yield Bond Fund	189,390
Forward International Dividend Fund	426,860
Forward International Real Estate Fund	2,796,469
Forward Investment Grade Fixed-Income Fund	404,329
Forward Real Estate Long/Short Fund	702,076
Forward Select EM Dividend Fund	213,467
Forward Small Cap Equity Fund	395,399

The Funds elect to defer to the period ending December 31, 2014 late year ordinary losses recognized during the period November 1, 2013 to December 31, 2013 in the amount of:

Fund	Amount
Forward Emerging Markets Fund	$3,677
Forward International Small Companies Fund	122,389
Forward Real Estate Long/Short Fund	86,516
Forward Select EM Dividend Fund	45,339
Forward Select Opportunity Fund	1,988

*	Post-Enactment Capital Losses arose in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Act, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

3. Affiliated Companies

The Forward Balanced Allocation Fund, the Forward Growth & Income Allocation Fund, the Forward Growth Allocation Fund, the Forward Income & Growth Allocation Fund, the Forward Income Builder Fund and the Forward Multi-Strategy Fund (collectively, the “Allocation Funds”) may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

The purchase, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the three month period ended March 31, 2014 were as follows:

Forward Balanced Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/14	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	97,129	—	(11,921)	85,208	$1,751,882	—	$(48,021)
Forward Frontier Strategy Fund	77,615	—	(20,285)	57,330	733,250	—	50,908
Forward High Yield Bond Fund	216,043	—	(77,039)	139,004	1,460,937	$23,552	(1,845)
Forward Investment Grade Fixed-Income Fund	539,206	130,133	(135,943)	533,396	5,856,678	38,947	25,537
Forward Managed Futures Strategy Fund	75,485	—	(15,813)	59,672	1,198,218	—	(74,266)
Forward Total MarketPlus Fund	91,087	6,581	(30,831)	66,837	2,552,539	—	26,485
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	387,086	69,427	(192,269)	264,244	2,441,611	40,000	(82,351)
Forward International Dividend Fund	603,081	160,663	(132,499)	631,245	5,132,019	109,672	2,566
Forward International Real Estate Fund	30,727	—	(3,234)	27,493	414,044	4,946	(5,725)
Forward Real Estate Fund	29,025	—	(7,161)	21,864	310,032	676	6,691
Forward Select EM Dividend Fund	134,704	—	(70,082)	64,622	1,459,814	53,317	(56,997)
Forward Select Opportunity Fund	58,099	—	(13,878)	44,221	1,219,628	5,349	28,053

Total					$24,530,652	$276,459	$(128,965)

Forward Growth & Income Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/14	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	116,959	4,847	(11,880)	109,926	$2,260,103	—	$(46,988)
Forward Frontier Strategy Fund	122,984	—	(16,387)	106,597	1,363,369	—	37,662
Forward High Yield Bond Fund	158,289	—	(43,401)	114,888	1,207,469	$17,916	(3,976)
Forward Investment Grade Fixed-Income Fund	394,549	112,292	(63,506)	443,335	4,867,827	30,197	(11,897)
Forward Managed Futures Strategy Fund	86,658	—	(7,264)	79,394	1,594,238	—	(33,415)
Forward Total MarketPlus Fund	141,047	15,767	(36,115)	120,699	4,609,506	—	37,629

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	285,734	48,077	(116,561)	217,250	2,007,392	32,886	(51,665)
Forward International Dividend Fund	943,002	306,501	(101,829)	1,147,674	9,330,594	180,414	64
Forward International Real Estate Fund	35,884	—	—	35,884	540,410	6,457	—
Forward Real Estate Fund	32,814	—	—	32,814	465,303	1,014	—
Forward Select EM Dividend Fund	217,101	4,697	(103,922)	117,876	2,662,826	86,297	(82,969)
Forward Select Opportunity Fund	67,631	—	(9,288)	58,343	1,609,106	6,989	17,818

Total					$32,518,143	$362,170	$(137,737)

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Forward Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/14	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	49,387	2,407	(2,363)	49,431	$1,016,292	—	$(94)
Forward Frontier Strategy Fund	177,058	2,023	(24,471)	154,610	1,977,457	—	29,533
Forward High Yield Bond Fund	111,828	—	(28,964)	82,864	870,904	$12,720	(2,956)
Forward Investment Grade Fixed-Income Fund	278,949	87,622	(40,754)	325,817	3,577,472	22,059	(14,998)
Forward Managed Futures Strategy Fund	105,083	2,928	(9,697)	98,314	1,974,140	—	(44,858)
Forward Total MarketPlus Fund	202,137	18,239	(42,412)	177,964	6,796,430	—	44,081
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	207,237	32,121	(75,886)	163,472	1,510,482	24,746	(33,057)
Forward International Dividend Fund	1,348,523	426,767	(105,154)	1,670,136	13,578,209	260,362	(1,801)
Forward International Real Estate Fund	105,111	2,277	—	107,388	1,617,265	19,324	—
Forward Real Estate Fund	110,527	—	(10,899)	99,628	1,412,726	3,079	2,580
Forward Select EM Dividend Fund	309,535	—	(140,985)	168,550	3,807,541	124,755	(113,597)
Forward Select Opportunity Fund	83,645	—	(9,323)	74,322	2,049,803	8,631	16,915

Total					$40,188,721	$475,676	$(118,252)

Forward Income & Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/14	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	44,997	—	(12,830)	32,167	$661,353	—	$(13,152)
Forward Frontier Strategy Fund	27,260	—	(8,150)	19,110	244,415	—	20,106
Forward High Yield Bond Fund	184,355	—	(87,998)	96,357	1,012,711	$17,976	32,852
Forward Investment Grade Fixed-Income Fund	446,408	116,667	(188,541)	374,534	4,112,389	29,496	27,323
Forward Managed Futures Strategy Fund	44,948	—	(14,143)	30,805	618,563	—	(7,565)
Forward Total MarketPlus Fund	32,682	2,606	(13,360)	21,928	837,411	—	36,162

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	319,899	53,419	(187,823)	185,495	1,713,972	28,079	(79,366)
Forward Emerging Markets Fund	102,052	—	(58,731)	43,321	475,236	—	1,735
Forward International Dividend Fund	219,148	46,278	(62,713)	202,713	1,648,056	36,685	16,994
Forward International Real Estate Fund	27,549	—	(6,664)	20,885	314,523	3,758	(13,835)
Forward Real Estate Fund	30,455	—	(12,599)	17,856	253,197	663	7,181
Forward Select Opportunity Fund	35,115	—	(13,218)	21,897	603,928	2,755	24,560

Total					$12,495,754	$119,412	$52,995

Forward Income Builder Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/14	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward High Yield Bond Fund	476,157	—	(232,093)	244,064	$2,565,114	$38,627	$8,409
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	523,927	—	(64,496)	459,431	4,245,145	71,190	(28,513)
Forward Global Infrastructure Fund	—	83,774	(6,329)	77,445	1,867,961	—	3,480
Forward International Dividend Fund	609,254	—	(286,941)	322,313	2,620,403	64,180	(55,616)
Forward Real Estate Fund	—	137,444	(10,586)	126,858	1,798,847	3,920	7,509
Forward Select Income Fund	207,641	—	(32,865)	174,776	4,350,172	65,491	(18,827)

Total					$17,447,642	$243,408	$(83,558)

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2014

Forward Multi-Strategy Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/14	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	4,460	—	—	4,460	$91,690	—	—
Forward Frontier Strategy Fund	118,386	—	(8,051)	110,335	1,411,183	—	$7,273
Forward Managed Futures Strategy Fund	27,302	—	—	27,302	548,228	—	—
Forward Funds — Institutional Class shares
Forward Dynamic Income Fund	68,259	—	—	68,259	1,721,496	$48,105	—
Forward Emerging Markets Fund	270,796	—	—	270,796	2,970,629	—	—
Forward Endurance Long/Short Fund	52,930	—	(3,430)	49,500	1,366,697	—	394
Forward Global Infrastructure Fund	21,724	—	—	21,724	523,993	—	—
Forward International Dividend Fund	296,473	—	(6,127)	290,346	2,360,509	46,503	2,735
Forward International Real Estate Fund	19,116	—	—	19,116	287,884	3,440	—
Forward International Small Companies Fund	26,921	—	(2,856)	24,065	424,032	—	3,141
Forward Real Estate Long/Short Fund	69,445	—	(1,747)	67,698	2,074,265	4,841	(1,834)
Forward Select Income Fund	31,086	—	—	31,086	773,729	11,648	—
Forward Select Opportunity Fund	50,660	—	(1,829)	48,831	1,346,751	5,671	4,263
Forward Tactical Enhanced Fund	89,869	—	—	89,869	2,382,429	—	—

Total					$18,283,515	$120,208	$15,972

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 27, 2014

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date:	May 27, 2014